Quarterly Holdings Report
for

Fidelity® Series Total Market Index Fund

November 30, 2019

STX-QTLY-0120
1.9892984.100

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 9.5%
Diversified Telecommunication Services - 1.8%
Alaska Communication Systems Group, Inc. (a)	40,036	$71,264
AT&T, Inc.	4,924,628	184,082,595
ATN International, Inc.	7,101	398,721
Bandwidth, Inc. (a)	10,805	604,324
CenturyLink, Inc. (b)	662,125	9,594,191
Cincinnati Bell, Inc. (a)	35,019	227,273
Cogent Communications Group, Inc.	28,056	1,758,550
Consolidated Communications Holdings, Inc. (b)	45,978	166,900
Frontier Communications Corp. (a)(b)	73,053	49,303
GCI Liberty, Inc. (a)	64,171	4,555,499
Globalstar, Inc. (a)(b)	446,071	173,968
GlowPoint, Inc. (a)	553	658
IDT Corp. Class B (a)	13,196	94,087
Iridium Communications, Inc. (a)	65,104	1,516,923
Ooma, Inc. (a)	11,042	153,263
ORBCOMM, Inc. (a)	48,335	193,823
Pareteum Corp. (a)(b)	87,870	38,311
PDVWireless, Inc. (a)	7,661	325,363
Verizon Communications, Inc.	2,787,670	167,929,241
Vonage Holdings Corp. (a)	156,995	1,241,830
Zayo Group Holdings, Inc. (a)	158,349	5,421,870
		378,597,957
Entertainment - 1.8%
Activision Blizzard, Inc.	516,836	28,338,118
AMC Entertainment Holdings, Inc. Class A (b)	33,639	275,167
Ballantyne of Omaha, Inc. (a)	5,296	14,299
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	1,523	11,910
Cinedigm Corp. (a)	1,655	1,281
Cinemark Holdings, Inc.	72,175	2,444,567
Electronic Arts, Inc. (a)	198,594	20,059,980
Gaia, Inc. Class A (a)(b)	6,411	53,660
Global Eagle Entertainment, Inc. (a)	30,827	14,643
Glu Mobile, Inc. (a)	78,877	436,190
Lions Gate Entertainment Corp.:
Class A (b)	63,074	589,742
Class B	49,562	429,703
Live Nation Entertainment, Inc. (a)	93,761	6,545,455
LiveXLive Media, Inc. (a)(b)	20,308	38,991
Marcus Corp.	16,601	522,267
Netflix, Inc. (a)	295,047	92,839,489
Reading International, Inc. Class A (a)	7,057	75,722
Roku, Inc. Class A (a)	61,697	9,894,348
Rosetta Stone, Inc. (a)	17,467	271,437
Sciplay Corp. (A Shares)	16,685	196,549
Take-Two Interactive Software, Inc. (a)	76,244	9,252,209
The Madison Square Garden Co. (a)	11,559	3,257,095
The Walt Disney Co.	1,214,077	184,029,792
Viacom, Inc.:
Class A	5,969	155,910
Class B (non-vtg.)	238,432	5,739,058
World Wrestling Entertainment, Inc. Class A (b)	32,462	2,013,293
Zynga, Inc. (a)	633,264	3,945,235
		371,446,110
Interactive Media & Services - 4.3%
Alphabet, Inc.:
Class A (a)	200,582	261,576,980
Class C (a)	204,941	267,439,807
ANGI Homeservices, Inc. Class A (a)(b)	47,142	365,351
Autoweb, Inc. (a)(b)	2,781	6,813
Care.com, Inc. (a)	19,261	241,340
CarGurus, Inc. Class A (a)	47,609	1,908,645
Cars.com, Inc. (a)	46,482	617,746
DHI Group, Inc. (a)	41,671	140,431
Eventbrite, Inc. (a)(b)	25,811	555,195
EverQuote, Inc. Class A (a)	7,834	275,835
Facebook, Inc. Class A (a)	1,621,317	326,922,360
IAC/InterActiveCorp (a)	48,638	10,831,683
Liberty TripAdvisor Holdings, Inc. (a)	48,378	335,260
Match Group, Inc. (b)	36,886	2,599,725
MeetMe, Inc. (a)	50,417	244,018
Pinterest, Inc. Class A	58,417	1,137,963
QuinStreet, Inc. (a)(b)	31,964	503,113
Snap, Inc. Class A (a)(b)	513,082	7,824,501
Travelzoo, Inc. (a)	3,176	32,808
TripAdvisor, Inc.	70,351	1,997,968
TrueCar, Inc. (a)	71,487	375,307
Twitter, Inc. (a)	520,427	16,086,399
Yelp, Inc. (a)	43,407	1,505,355
Zedge, Inc. (a)	4,399	7,633
Zillow Group, Inc.:
Class A (a)	22,368	873,694
Class C (a)(b)	85,011	3,328,181
		907,734,111
Media - 1.5%
A.H. Belo Corp. Class A	6,538	19,090
Altice U.S.A., Inc. Class A (a)	207,995	5,320,512
AMC Networks, Inc. Class A (a)	30,259	1,162,853
Boston Omaha Corp. (a)(b)	7,610	162,321
Cable One, Inc.	3,388	5,200,580
Cardlytics, Inc. (a)	12,478	699,392
Cbdmd, Inc. (a)(b)	14,132	45,929
CBS Corp.:
Class A	2,997	131,508
Class B	220,263	8,894,220
Central European Media Enterprises Ltd. Class A (a)	67,654	304,443
Charter Communications, Inc. Class A (a)	108,962	51,213,230
Clear Channel Outdoor Holdings, Inc. (a)	252,594	626,433
Comcast Corp. Class A	3,056,997	134,966,418
comScore, Inc. (a)	32,518	132,999
Cumulus Media, Inc. (a)	9,966	172,810
Daily Journal Corp. (a)(b)	760	215,916
Discovery Communications, Inc.:
Class A (a)(b)	123,547	4,069,638
Class C (non-vtg.) (a)	215,458	6,575,778
DISH Network Corp.:
rights 12/9/19 (a)	8,955	6,089
Class A (a)	165,448	5,653,358
E.W. Scripps Co. Class A	36,608	546,191
Emerald Expositions Events, Inc.	17,347	173,643
Emmis Communications Corp. Class A (a)	587	2,659
Entercom Communications Corp. Class A (b)	79,698	376,972
Entravision Communication Corp. Class A	39,708	112,771
Fluent, Inc. (a)	22,705	37,236
Fox Corp.:
Class A	257,092	9,193,610
Class B	90,265	3,157,470
Gray Television, Inc. (a)	58,405	1,182,117
Harte-Hanks, Inc. (a)	1,340	3,940
Hemisphere Media Group, Inc. (a)	17,324	242,536
iHeartMedia, Inc. (a)	40,170	618,216
Insignia Systems, Inc. (a)	1,485	1,277
Interpublic Group of Companies, Inc.	260,171	5,827,830
John Wiley & Sons, Inc. Class A	30,301	1,432,025
Lee Enterprises, Inc. (a)	35,332	68,544
Liberty Broadband Corp.:
Class A (a)	13,610	1,610,199
Class C (a)	105,653	12,624,477
Liberty Global PLC:
Class A (a)	120,176	2,709,969
Class C (a)	267,507	5,751,401
Liberty Latin America Ltd.:
Class A (a)	27,443	488,485
Class C (a)	80,695	1,447,668
Liberty Media Corp.:
Liberty Braves Class A (a)	4,208	119,465
Liberty Braves Class C (a)	26,491	749,695
Liberty Formula One Group Series C (a)	137,164	6,184,725
Liberty Media Class A (a)	17,157	738,952
Liberty SiriusXM Series A (a)	48,528	2,363,314
Liberty SiriusXM Series C (a)	110,329	5,352,060
Loral Space & Communications Ltd. (a)	8,328	281,986
Marchex, Inc. Class B (a)	14,738	59,247
MDC Partners, Inc. Class A (a)	37,707	87,857
Meredith Corp. (b)	27,688	970,188
MSG Network, Inc. Class A (a)(b)	31,066	504,512
National CineMedia, Inc.	44,968	301,735
New Media Investment Group, Inc. (b)	84,357	536,511
News Corp.:
Class A	262,375	3,379,390
Class B	80,081	1,054,667
Nexstar Broadcasting Group, Inc. Class A	31,070	3,346,550
Omnicom Group, Inc.	146,392	11,635,236
Saga Communications, Inc. Class A	2,027	62,310
Salem Communications Corp. Class A	3,196	4,730
Scholastic Corp.	21,712	806,167
Sinclair Broadcast Group, Inc. Class A	45,999	1,602,145
Sirius XM Holdings, Inc. (b)	930,304	6,493,522
Srax, Inc. (a)(b)	7,628	9,764
TechTarget, Inc. (a)	15,477	410,450
Tegna, Inc.	146,186	2,243,955
The McClatchy Co. Class A (a)	1,790	643
The New York Times Co. Class A (b)	96,944	3,126,444
Townsquare Media, Inc.	1,631	13,423
Tribune Publishing Co.	12,055	150,929
Urban One, Inc.:
Class A (a)(b)	2,298	4,987
Class D (non-vtg.) (a)	9,533	18,875
WideOpenWest, Inc. (a)	20,390	124,991
		325,922,178
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	31,153	358,571
Gogo, Inc. (a)(b)	38,085	192,710
NII Holdings, Inc. (a)(b)	62,298	115,874
Shenandoah Telecommunications Co.	31,481	1,182,112
Spok Holdings, Inc.	12,720	156,583
Sprint Corp. (a)	418,669	2,478,520
T-Mobile U.S., Inc. (a)	212,875	16,721,331
Telephone & Data Systems, Inc.	65,616	1,555,755
U.S. Cellular Corp. (a)	10,533	357,174
		23,118,630

TOTAL COMMUNICATION SERVICES		2,006,818,986

CONSUMER DISCRETIONARY - 9.9%
Auto Components - 0.2%
Adient PLC	59,723	1,305,545
American Axle & Manufacturing Holdings, Inc. (a)	77,737	766,487
Aptiv PLC	172,383	16,183,316
Autoliv, Inc. (b)	52,797	4,314,571
BorgWarner, Inc.	138,667	5,830,947
Cooper Tire & Rubber Co.	34,880	1,005,242
Cooper-Standard Holding, Inc. (a)	11,870	337,464
Dana, Inc.	96,156	1,629,844
Delphi Technologies PLC	59,776	744,809
Dorman Products, Inc. (a)(b)	20,047	1,489,893
Fox Factory Holding Corp. (a)	26,112	1,721,564
Garrett Motion, Inc. (a)	52,111	602,924
Gentex Corp.	171,768	4,878,211
Gentherm, Inc. (a)	22,322	934,176
Horizon Global Corp. (a)(b)	12,602	43,477
LCI Industries	16,806	1,789,167
Lear Corp.	37,230	4,479,141
Modine Manufacturing Co. (a)	34,132	253,259
Motorcar Parts of America, Inc. (a)(b)	12,982	253,279
Shiloh Industries, Inc. (a)	6,967	26,544
Standard Motor Products, Inc.	13,687	689,414
Stoneridge, Inc. (a)	18,207	548,759
Strattec Security Corp.	1,636	38,250
Superior Industries International, Inc.	17,712	49,594
Sypris Solutions, Inc. (a)	4,966	4,122
Tenneco, Inc.	38,529	477,374
The Goodyear Tire & Rubber Co.	156,149	2,496,823
Veoneer, Inc. (a)(b)	67,711	1,096,241
Visteon Corp. (a)	18,772	1,755,745
Workhorse Group, Inc. (a)(b)	34,854	95,849
XPEL, Inc. (a)	11,397	178,933
		56,020,964
Automobiles - 0.4%
Arcimoto, Inc. (a)(b)	8,340	14,345
Ford Motor Co.	2,640,621	23,924,026
General Motors Co.	846,051	30,457,836
Harley-Davidson, Inc. (b)	105,364	3,833,142
Tesla, Inc. (a)(b)	95,350	31,459,779
Thor Industries, Inc.	36,977	2,358,023
Winnebago Industries, Inc.	22,194	1,054,881
		93,102,032
Distributors - 0.1%
Core-Mark Holding Co., Inc.	31,097	838,064
Educational Development Corp.	1,690	10,309
Funko, Inc. (a)(b)	11,763	167,858
Genuine Parts Co.	98,351	10,264,894
LKQ Corp. (a)	207,482	7,319,965
Pool Corp.	26,928	5,559,286
Weyco Group, Inc.	3,326	81,653
		24,242,029
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (a)	37,692	1,271,351
American Public Education, Inc. (a)	11,317	280,209
Aspen Group, Inc. (a)	14,021	99,269
Bright Horizons Family Solutions, Inc. (a)	39,191	5,899,029
Career Education Corp. (a)	47,616	794,235
Carriage Services, Inc.	11,085	266,594
Chegg, Inc. (a)	76,373	2,960,981
Collectors Universe, Inc.	4,866	127,830
Frontdoor, Inc. (a)	57,051	2,582,128
Graham Holdings Co.	2,935	1,853,775
Grand Canyon Education, Inc. (a)	32,517	2,770,123
H&R Block, Inc.	134,768	3,285,644
Houghton Mifflin Harcourt Co. (a)	68,303	400,939
HyreCar, Inc. (a)(b)	3,219	8,434
K12, Inc. (a)	25,752	506,027
Laureate Education, Inc. Class A (a)	75,074	1,302,534
Lincoln Educational Services Corp. (a)	4,619	8,083
OneSpaWorld Holdings Ltd. (b)	24,556	400,999
Regis Corp. (a)	16,384	264,274
Select Interior Concepts, Inc. (a)	12,350	127,205
Service Corp. International	122,555	5,394,871
ServiceMaster Global Holdings, Inc. (a)	91,506	3,586,120
Strategic Education, Inc.	14,933	2,116,603
Universal Technical Institute, Inc. (a)	8,672	50,905
Weight Watchers International, Inc. (a)	31,798	1,376,535
Xpresspa Group, Inc. (a)	145	110
Zovio, Inc. (a)	15,381	31,070
		37,765,877
Hotels, Restaurants & Leisure - 2.0%
ARAMARK Holdings Corp.	166,318	7,258,118
BBQ Holdings, Inc. (a)	2,247	10,583
BFC Financial Corp. Class A	46,339	212,233
Biglari Holdings, Inc. (a)	73	43,070
Biglari Holdings, Inc. (a)	730	82,344
BJ's Restaurants, Inc.	12,916	531,493
Bloomin' Brands, Inc.	59,188	1,423,471
Bluegreen Vacations Corp.	6,504	64,194
Boyd Gaming Corp.	53,590	1,576,082
Brinker International, Inc. (b)	25,651	1,149,165
Caesars Entertainment Corp. (a)	373,445	4,869,723
Carnival Corp. (b)	269,614	12,154,199
Carrols Restaurant Group, Inc. (a)	25,051	198,404
Century Casinos, Inc. (a)	16,318	132,176
Chipotle Mexican Grill, Inc. (a)	17,168	13,973,379
Choice Hotels International, Inc. (b)	21,398	2,080,956
Churchill Downs, Inc.	23,979	3,117,510
Chuy's Holdings, Inc. (a)	11,988	345,494
Cracker Barrel Old Country Store, Inc. (b)	16,155	2,483,670
Darden Restaurants, Inc.	82,728	9,798,304
Dave & Buster's Entertainment, Inc. (b)	20,650	829,717
Del Taco Restaurants, Inc. (a)	26,220	196,388
Denny's Corp. (a)	40,374	788,908
Dine Brands Global, Inc.	11,524	955,109
Diversified Restaurant Holdings, Inc. (a)	7,975	8,214
Domino's Pizza, Inc.	27,768	8,172,122
Dover Motorsports, Inc.	2,946	5,570
Drive Shack, Inc. (a)	34,909	134,051
Dunkin' Brands Group, Inc.	55,783	4,270,189
El Pollo Loco Holdings, Inc. (a)(b)	13,637	219,828
Eldorado Resorts, Inc. (a)(b)	43,836	2,345,664
Everi Holdings, Inc. (a)	47,975	646,223
Extended Stay America, Inc. unit	126,662	1,869,531
Fiesta Restaurant Group, Inc. (a)	14,939	147,896
Full House Resorts, Inc. (a)	7,794	27,279
Golden Entertainment, Inc. (a)	13,077	236,955
Good Times Restaurants, Inc. (a)	2,340	3,744
Habit Restaurants, Inc. Class A (a)	14,083	149,843
Hilton Grand Vacations, Inc. (a)	57,317	1,984,888
Hilton Worldwide Holdings, Inc.	193,258	20,292,090
Hyatt Hotels Corp. Class A	25,572	2,066,218
Inspired Entertainment, Inc. (a)	13,668	95,539
J. Alexanders Holdings, Inc. (a)	6,060	62,842
Jack in the Box, Inc. (b)	17,689	1,402,561
Kura Sushi U.S.A., Inc. Class A (a)	2,092	54,266
Las Vegas Sands Corp.	228,054	14,310,389
Lindblad Expeditions Holdings (a)	20,484	317,502
Luby's, Inc. (a)	4,308	8,961
Marriott International, Inc. Class A	184,163	25,849,119
Marriott Vacations Worldwide Corp.	25,990	3,192,612
McDonald's Corp.	511,878	99,550,033
MGM Mirage, Inc.	350,623	11,202,405
Monarch Casino & Resort, Inc. (a)	7,610	347,016
Nathan's Famous, Inc.	1,710	127,481
Noodles & Co. (a)(b)	21,007	132,344
Norwegian Cruise Line Holdings Ltd. (a)	145,145	7,785,578
Papa John's International, Inc. (b)	15,146	958,439
Penn National Gaming, Inc. (a)	73,039	1,682,088
Planet Fitness, Inc. (a)	56,632	4,186,237
Playa Hotels & Resorts NV (a)	41,524	327,209
PlayAGS, Inc. (a)	18,919	217,379
Potbelly Corp. (a)	15,440	78,126
Rave Restaurant Group, Inc. (a)(b)	2,676	4,549
RCI Hospitality Holdings, Inc.	7,036	129,462
Red Lion Hotels Corp. (a)	13,212	46,110
Red Robin Gourmet Burgers, Inc. (a)(b)	8,856	241,503
Red Rock Resorts, Inc.	48,977	1,146,062
Royal Caribbean Cruises Ltd.	115,712	13,887,754
Ruth's Hospitality Group, Inc.	19,081	445,923
Scientific Games Corp. Class A (a)	36,366	994,974
SeaWorld Entertainment, Inc. (a)(b)	27,601	808,157
Shake Shack, Inc. Class A (a)	20,818	1,290,300
Six Flags Entertainment Corp.	52,752	2,293,657
Starbucks Corp.	806,715	68,917,662
Target Hospitality Corp. (a)	24,043	113,723
Texas Roadhouse, Inc. Class A	44,131	2,555,185
The Cheesecake Factory, Inc. (b)	27,579	1,202,720
The ONE Group Hospitality, Inc. (a)(b)	21,573	70,112
Town Sports International Holdings, Inc. (a)(b)	12,170	18,742
Twin River Worldwide Holdings, Inc.	16,859	409,674
Vail Resorts, Inc.	27,093	6,574,658
Wendy's Co.	124,200	2,662,848
Wingstop, Inc.	19,804	1,584,320
Wyndham Destinations, Inc.	61,895	3,001,908
Wyndham Hotels & Resorts, Inc.	64,941	3,762,032
Wynn Resorts Ltd.	65,128	7,870,719
Yum! Brands, Inc.	205,072	20,644,598
		419,420,473
Household Durables - 0.5%
Bassett Furniture Industries, Inc.	5,383	81,929
Beazer Homes U.S.A., Inc. (a)	19,636	300,824
Cavco Industries, Inc. (a)	5,933	1,186,659
Century Communities, Inc. (a)	17,965	512,003
Comstock Holding Companies, Inc. (a)(b)	441	913
CSS Industries, Inc.	4,752	21,004
D.R. Horton, Inc.	226,446	12,533,786
Dixie Group, Inc. (a)	3,273	5,204
Emerson Radio Corp. (a)	6,994	5,735
Ethan Allen Interiors, Inc.	15,794	282,397
Flexsteel Industries, Inc.	7,142	131,270
Garmin Ltd.	97,295	9,504,749
GoPro, Inc. Class A (a)(b)	85,021	343,485
Green Brick Partners, Inc. (a)	16,683	190,353
Hamilton Beach Brands Holding Co. Class A	3,629	71,346
Helen of Troy Ltd. (a)	16,930	2,732,841
Hooker Furniture Corp.	7,755	184,647
Hovnanian Enterprises, Inc. Class A (a)	3,960	88,308
Installed Building Products, Inc. (a)	14,480	1,038,216
iRobot Corp. (a)(b)	18,988	827,117
KB Home	57,300	1,981,434
Koss Corp. (a)(b)	786	1,124
La-Z-Boy, Inc.	32,215	1,017,994
Legacy Housing Corp.	3,947	63,231
Leggett & Platt, Inc. (b)	88,334	4,621,635
Lennar Corp.:
Class A	186,958	11,152,045
Class B	16,092	759,060
LGI Homes, Inc. (a)(b)	13,848	1,000,795
Libbey, Inc. (a)	12,363	21,388
Lifetime Brands, Inc.	4,140	26,993
Lovesac (a)(b)	6,454	98,488
M.D.C. Holdings, Inc.	34,261	1,355,708
M/I Homes, Inc. (a)	19,437	860,476
Meritage Homes Corp. (a)	24,351	1,620,316
Mohawk Industries, Inc. (a)	40,310	5,618,005
New Home Co. LLC (a)	5,240	23,475
Newell Brands, Inc.	256,681	4,933,409
Nova LifeStyle, Inc. (a)(b)	7,705	3,544
NVR, Inc. (a)	2,314	8,774,433
PulteGroup, Inc.	173,515	6,879,870
Purple Innovation, Inc. (a)	1,256	10,048
Skyline Champion Corp. (a)	34,318	1,138,671
Sonos, Inc. (a)(b)	43,846	607,267
Taylor Morrison Home Corp. (a)	69,628	1,616,762
Tempur Sealy International, Inc. (a)	30,804	2,614,644
Toll Brothers, Inc.	86,884	3,490,130
TopBuild Corp. (a)	23,160	2,554,085
TRI Pointe Homes, Inc. (a)	95,126	1,482,063
Tupperware Brands Corp.	33,628	284,157
Turtle Beach Corp. (a)(b)	11,489	95,818
Universal Electronics, Inc. (a)	9,617	534,705
VOXX International Corp. (a)	11,574	53,356
Vuzix Corp. (a)(b)	32,488	79,271
Whirlpool Corp.	42,621	6,099,065
William Lyon Homes, Inc. (a)	21,847	456,165
Zagg, Inc. (a)(b)	18,334	140,805
		102,113,221
Internet & Direct Marketing Retail - 2.9%
1-800-FLOWERS.com, Inc. Class A (a)	18,136	244,292
Amazon.com, Inc. (a)	280,024	504,267,219
Blue Apron Holdings, Inc. Class A (a)(b)	3,763	25,363
Chewy, Inc. (b)	37,794	935,779
Duluth Holdings, Inc. (a)(b)	6,509	60,078
eBay, Inc.	531,020	18,861,830
Etsy, Inc. (a)	80,995	3,514,373
EVINE Live, Inc. (a)	29,912	15,554
Expedia, Inc.	94,015	9,557,565
Groupon, Inc. (a)	303,358	879,738
GrubHub, Inc. (a)(b)	61,454	2,649,896
Lands' End, Inc. (a)(b)	11,841	139,487
Leaf Group Ltd. (a)	9,086	33,618
Liberty Interactive Corp. QVC Group Series A (a)	262,371	2,482,030
Liquidity Services, Inc. (a)	16,954	118,508
Overstock.com, Inc. (a)(b)	20,403	154,859
PetMed Express, Inc. (b)	13,765	314,255
Quotient Technology, Inc. (a)	53,878	561,948
Remark Holdings, Inc. (a)(b)	10,017	6,761
Revolve Group, Inc. (b)	11,041	177,981
RumbleON, Inc. Class B (a)	6,295	7,806
Shutterstock, Inc. (a)	13,343	554,802
Stamps.com, Inc. (a)	11,296	985,576
Stitch Fix, Inc. (a)(b)	15,485	365,136
The Booking Holdings, Inc. (a)	28,643	54,537,131
The RealReal, Inc. (b)	10,476	180,187
The Rubicon Project, Inc. (a)	32,725	264,418
U.S. Auto Parts Network, Inc. (a)	9,461	21,193
Waitr Holdings, Inc. (a)(b)	49,863	18,948
Wayfair LLC Class A (a)(b)	43,603	3,702,767
		605,639,098
Leisure Products - 0.1%
Acushnet Holdings Corp.	24,158	726,431
American Outdoor Brands Corp. (a)(b)	38,444	336,001
Brunswick Corp.	57,564	3,383,036
Callaway Golf Co.	64,584	1,342,056
Clarus Corp.	14,439	181,787
Escalade, Inc.	2,070	23,495
Hasbro, Inc.	84,753	8,619,380
JAKKS Pacific, Inc. (a)(b)	10,740	10,847
Johnson Outdoors, Inc. Class A	4,092	264,343
Malibu Boats, Inc. Class A (a)	14,014	554,114
Marine Products Corp.	3,671	55,542
Mattel, Inc. (a)(b)	232,599	2,721,408
MCBC Holdings, Inc. (a)	12,691	210,798
Nautilus, Inc. (a)	17,824	25,667
Polaris, Inc.	38,644	3,775,519
Sturm, Ruger & Co., Inc.	11,192	509,796
Summer Infant, Inc. (a)	9,612	3,076
Vista Outdoor, Inc. (a)	38,202	316,313
YETI Holdings, Inc. (a)(b)	20,993	667,997
		23,727,606
Multiline Retail - 0.5%
Big Lots, Inc.	26,994	564,175
Dillard's, Inc. Class A (b)	6,929	497,502
Dollar General Corp.	173,168	27,249,716
Dollar Tree, Inc. (a)	159,457	14,583,937
JC Penney Corp., Inc. (a)(b)	221,721	250,545
Kohl's Corp.	107,123	5,035,852
Macy's, Inc. (b)	207,388	3,177,184
Nordstrom, Inc. (b)	71,947	2,746,217
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	37,187	2,432,030
Target Corp.	344,310	43,042,193
Tuesday Morning Corp. (a)	32,624	51,546
		99,630,897
Specialty Retail - 2.2%
Aaron's, Inc. Class A	45,483	2,656,207
Abercrombie & Fitch Co. Class A (b)	42,954	685,975
Advance Auto Parts, Inc.	48,048	7,547,380
America's Car Mart, Inc. (a)	4,357	476,046
American Eagle Outfitters, Inc.	106,549	1,595,039
Asbury Automotive Group, Inc. (a)	12,986	1,439,368
Ascena Retail Group, Inc. (a)	120,326	54,231
At Home Group, Inc. (a)(b)	33,886	290,742
AutoNation, Inc. (a)	39,639	2,025,157
AutoZone, Inc. (a)	16,517	19,455,705
Barnes & Noble Education, Inc. (a)	29,549	148,927
Bed Bath & Beyond, Inc. (b)	86,072	1,254,930
Best Buy Co., Inc.	156,151	12,592,017
Big 5 Sporting Goods Corp. (b)	11,969	32,316
Blink Charging Co. (a)(b)	11,956	22,358
Boot Barn Holdings, Inc. (a)	19,052	758,651
Build-A-Bear Workshop, Inc. (a)(b)	9,622	28,866
Burlington Stores, Inc. (a)	44,604	10,035,900
Caleres, Inc.	28,604	626,142
Camping World Holdings, Inc. (b)	21,551	259,474
CarMax, Inc. (a)(b)	111,567	10,851,006
Carvana Co. Class A (a)(b)	33,512	3,194,364
Chico's FAS, Inc.	84,836	404,668
Citi Trends, Inc.	9,221	189,307
Conn's, Inc. (a)(b)	12,751	279,629
Destination XL Group, Inc. (a)	15,154	18,639
Dick's Sporting Goods, Inc. (b)	44,236	2,026,451
DSW, Inc. Class A	37,797	623,651
Express, Inc. (a)	47,551	186,875
Five Below, Inc. (a)	37,416	4,628,733
Floor & Decor Holdings, Inc. Class A (a)	46,222	2,219,118
Foot Locker, Inc.	73,736	2,953,127
Francesca's Holdings Corp. (a)(b)	1,736	26,995
GameStop Corp. Class A (b)	61,122	387,513
Gap, Inc. (b)	143,853	2,389,398
Genesco, Inc. (a)	10,318	383,211
GNC Holdings, Inc. Class A (a)(b)	59,074	173,678
Group 1 Automotive, Inc.	11,723	1,208,524
Guess?, Inc. (b)	28,561	549,799
Haverty Furniture Companies, Inc.	12,540	252,179
Hibbett Sports, Inc. (a)(b)	12,147	344,610
J.Jill, Inc. (b)	7,239	12,596
Kirkland's, Inc. (a)(b)	10,521	16,413
L Brands, Inc.	156,089	2,987,543
Lithia Motors, Inc. Class A (sub. vtg.)	15,091	2,423,313
Lowe's Companies, Inc.	520,020	61,003,546
Lumber Liquidators Holdings, Inc. (a)(b)	19,818	176,578
MarineMax, Inc. (a)	14,623	242,157
Michaels Companies, Inc. (a)	55,324	452,550
Monro, Inc. (b)	22,787	1,672,566
Murphy U.S.A., Inc. (a)	20,251	2,380,100
National Vision Holdings, Inc. (a)(b)	53,841	1,625,998
O'Reilly Automotive, Inc. (a)	51,545	22,797,323
Office Depot, Inc.	381,058	849,759
Party City Holdco, Inc. (a)(b)	37,433	72,246
Penske Automotive Group, Inc. (b)	23,423	1,182,627
Pier 1 Imports, Inc. (a)(b)	2,411	20,421
Rent-A-Center, Inc.	33,831	880,621
RH (a)(b)	10,723	2,204,542
Ross Stores, Inc.	245,624	28,529,228
RTW Retailwinds, Inc. (a)	14,644	19,623
Sally Beauty Holdings, Inc. (a)(b)	82,748	1,525,046
Shoe Carnival, Inc. (b)	6,288	223,224
Signet Jewelers Ltd. (b)	36,186	664,737
Sleep Number Corp. (a)	19,650	948,506
Sonic Automotive, Inc. Class A (sub. vtg.)	16,312	534,218
Sportsman's Warehouse Holdings, Inc. (a)	27,527	201,222
Stage Stores, Inc. (b)	11,408	54,758
Stein Mart, Inc. (a)(b)	11,913	8,544
Tailored Brands, Inc. (b)	32,487	171,856
The Buckle, Inc. (b)	19,376	539,040
The Cato Corp. Class A (sub. vtg.)	14,937	284,699
The Children's Place Retail Stores, Inc. (b)	10,405	751,865
The Container Store Group, Inc. (a)	8,773	36,496
The Home Depot, Inc.	737,984	162,732,852
Tiffany & Co., Inc.	73,088	9,779,174
Tile Shop Holdings, Inc.	1,527	2,565
Tilly's, Inc.	15,139	149,271
TJX Companies, Inc.	814,547	49,793,258
Tractor Supply Co.	80,215	7,575,505
Trans World Entertainment Corp. (a)	43	116
TravelCenters of America LLC (a)	3,874	39,399
Ulta Beauty, Inc. (a)	39,595	9,259,687
Urban Outfitters, Inc. (a)	48,532	1,245,331
Vitamin Shoppe, Inc. (a)	13,333	86,398
Williams-Sonoma, Inc. (b)	52,640	3,653,216
Winmark Corp.	1,638	289,926
Zumiez, Inc. (a)	13,558	400,503
		475,778,068
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd. (a)	101,955	3,786,609
Carter's, Inc.	30,123	3,112,007
Centric Brands, Inc. (a)	9,068	27,385
Charles & Colvard Ltd. (a)	20,680	30,813
Cherokee, Inc. (a)	1,996	2,116
Columbia Sportswear Co.	19,790	1,830,575
Crocs, Inc. (a)	46,961	1,638,939
Crown Crafts, Inc.	2,438	16,335
Culp, Inc.	5,909	95,253
Deckers Outdoor Corp. (a)	19,466	3,273,792
Delta Apparel, Inc. (a)	3,850	107,723
Fossil Group, Inc. (a)	30,682	229,808
G-III Apparel Group Ltd. (a)	29,635	877,196
Hanesbrands, Inc. (b)	243,102	3,663,547
Iconix Brand Group, Inc. (a)(b)	2,998	3,568
Kontoor Brands, Inc. (b)	32,091	1,150,462
Lakeland Industries, Inc. (a)	2,008	20,702
Levi Strauss & Co. Class A (b)	30,133	505,632
lululemon athletica, Inc. (a)	76,130	17,181,780
Movado Group, Inc.	11,561	226,018
NIKE, Inc. Class B	843,865	78,892,939
Oxford Industries, Inc.	11,545	859,179
PVH Corp.	49,895	4,837,819
Ralph Lauren Corp.	34,839	3,739,618
Rocky Brands, Inc.	4,247	118,406
Sequential Brands Group, Inc. (a)(b)	24,411	9,764
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	89,976	3,618,835
Steven Madden Ltd.	52,701	2,238,211
Superior Group of Companies, Inc.	8,287	111,294
Tapestry, Inc.	193,067	5,191,572
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	151,033	2,853,013
Class C (non-vtg.) (a)	103,614	1,792,522
Unifi, Inc. (a)	9,708	236,390
Vera Bradley, Inc. (a)(b)	14,826	163,679
VF Corp.	220,098	19,487,477
Vince Holding Corp. (a)	1,696	38,448
Wolverine World Wide, Inc.	54,644	1,754,072
		163,723,498

TOTAL CONSUMER DISCRETIONARY		2,101,163,763

CONSUMER STAPLES - 6.5%
Beverages - 1.6%
Alkaline Water Co., Inc. (a)(b)	24,729	28,933
Boston Beer Co., Inc. Class A (a)	6,200	2,382,784
Brown-Forman Corp.:
Class A	27,076	1,727,449
Class B (non-vtg.)	132,289	8,971,840
Celsius Holdings, Inc. (a)(b)	21,894	106,186
Coca-Cola Bottling Co. Consolidated	3,202	865,052
Constellation Brands, Inc. Class A (sub. vtg.)	112,664	20,962,264
Craft Brew Alliance, Inc. (a)	6,736	111,009
Keurig Dr. Pepper, Inc. (b)	180,877	5,596,334
MGP Ingredients, Inc. (b)	9,364	427,186
Molson Coors Brewing Co. Class B	126,546	6,388,042
Monster Beverage Corp. (a)	260,566	15,587,058
National Beverage Corp. (b)	7,725	383,469
New Age Beverages Corp. (a)(b)	53,981	116,599
PepsiCo, Inc.	942,335	127,997,363
Primo Water Corp. (a)	24,497	249,869
REED'S, Inc. (a)(b)	14,873	9,831
The Coca-Cola Co.	2,594,154	138,527,824
		330,439,092
Food & Staples Retailing - 1.4%
Andersons, Inc.	22,010	508,431
BJ's Wholesale Club Holdings, Inc. (a)(b)	81,930	1,941,741
Casey's General Stores, Inc.	24,765	4,303,414
Chefs' Warehouse Holdings (a)	17,897	636,417
Costco Wholesale Corp.	296,321	88,839,999
Grocery Outlet Holding Corp.	21,316	706,199
HF Foods Group, Inc. (a)	16,015	432,405
Ingles Markets, Inc. Class A	9,220	409,737
Kroger Co.	538,282	14,716,630
Natural Grocers by Vitamin Cottage, Inc. (b)	6,036	56,437
Performance Food Group Co. (a)	70,932	3,338,060
PriceSmart, Inc.	15,048	1,124,688
Rite Aid Corp. (a)(b)	36,008	326,232
SpartanNash Co.	23,502	332,788
Sprouts Farmers Market LLC (a)	80,031	1,584,614
Sysco Corp.	345,646	27,841,785
U.S. Foods Holding Corp. (a)	147,770	5,876,813
United Natural Foods, Inc. (a)	37,140	338,717
Village Super Market, Inc. Class A	4,432	125,337
Walgreens Boots Alliance, Inc.	511,033	30,457,567
Walmart, Inc.	958,679	114,169,082
Weis Markets, Inc. (b)	11,789	469,556
		298,536,649
Food Products - 1.1%
Alico, Inc.	1,737	58,815
Arcadia Biosciences, Inc. (a)(b)	5,842	29,035
Archer Daniels Midland Co.	374,984	16,098,063
B&G Foods, Inc. Class A (b)	44,191	731,803
Beyond Meat, Inc. (b)	7,029	583,126
Bridgford Foods Corp. (a)	1,670	44,723
Bunge Ltd.	95,428	5,093,947
Cal-Maine Foods, Inc. (b)	20,168	877,913
Calavo Growers, Inc. (b)	10,842	966,998
Campbell Soup Co.	113,320	5,277,312
Coffee Holding Co., Inc. (a)	4,336	17,561
Conagra Brands, Inc.	327,662	9,459,602
Darling International, Inc. (a)	110,702	2,634,708
Farmer Brothers Co. (a)	10,529	159,725
Flowers Foods, Inc.	130,083	2,800,687
Fresh Del Monte Produce, Inc.	20,628	674,536
Freshpet, Inc. (a)	21,247	1,141,814
General Mills, Inc.	406,397	21,669,088
Hormel Foods Corp. (b)	187,189	8,335,526
Hostess Brands, Inc. Class A (a)	83,117	1,117,924
Ingredion, Inc.	44,918	3,735,830
J&J Snack Foods Corp.	10,069	1,862,765
John B. Sanfilippo & Son, Inc.	6,004	586,831
Kellogg Co.	167,634	10,916,326
Lamb Weston Holdings, Inc.	98,255	8,251,455
Lancaster Colony Corp.	13,368	2,112,545
Landec Corp. (a)	19,352	221,774
Lifeway Foods, Inc. (a)	578	1,179
Limoneira Co.	9,034	178,376
McCormick & Co., Inc. (non-vtg.)	82,918	14,033,872
Mondelez International, Inc.	971,254	51,029,685
Pilgrim's Pride Corp. (a)	36,058	1,135,827
Post Holdings, Inc. (a)	46,175	4,876,080
RiceBran Technologies (a)(b)	17,086	41,006
S&W Seed Co. (a)	24,853	56,168
Sanderson Farms, Inc.	13,255	2,194,763
Seaboard Corp.	179	735,971
Seneca Foods Corp. Class A (a)	4,738	185,256
The Hain Celestial Group, Inc. (a)(b)	54,059	1,336,338
The Hershey Co.	100,344	14,866,967
The J.M. Smucker Co.	76,895	8,080,896
The Kraft Heinz Co.	419,459	12,793,500
The Simply Good Foods Co. (a)	55,113	1,522,772
Tootsie Roll Industries, Inc. (b)	11,752	403,681
TreeHouse Foods, Inc. (a)(b)	38,273	1,871,167
Tyson Foods, Inc. Class A	198,584	17,850,716
		238,654,652
Household Products - 1.5%
Central Garden & Pet Co. Class A (non-vtg.) (a)	35,161	879,377
Church & Dwight Co., Inc.	166,583	11,700,790
Clorox Co.	84,612	12,542,037
Colgate-Palmolive Co.	578,191	39,212,914
Energizer Holdings, Inc. (b)	43,041	2,147,315
Kimberly-Clark Corp.	232,069	31,640,287
Oil-Dri Corp. of America	3,394	123,168
Procter & Gamble Co.	1,686,945	205,908,507
Spectrum Brands Holdings, Inc. (b)	31,152	1,947,623
WD-40 Co.	9,244	1,785,109
		307,887,127
Personal Products - 0.2%
Avon Products, Inc. (a)	302,647	1,389,150
Coty, Inc. Class A	198,371	2,289,201
Cyanotech Corp. (a)	678	1,620
Edgewell Personal Care Co. (a)	37,860	1,179,718
elf Beauty, Inc. (a)	18,225	301,988
Estee Lauder Companies, Inc. Class A	149,010	29,126,985
Herbalife Nutrition Ltd. (a)	64,335	2,934,319
Inter Parfums, Inc.	12,051	849,475
LifeVantage Corp. (a)	8,840	133,219
Mannatech, Inc.	177	2,880
MediFast, Inc. (b)	8,126	714,357
Natural Health Trends Corp. (b)	6,482	37,401
Nature's Sunshine Products, Inc. (a)	2,839	28,518
Nu Skin Enterprises, Inc. Class A	38,192	1,460,462
Revlon, Inc. (a)(b)	4,806	119,237
USANA Health Sciences, Inc. (a)	8,927	657,027
Veru, Inc. (a)	19,599	41,550
Youngevity International, Inc. (a)(b)	6,666	29,397
		41,296,504
Tobacco - 0.7%
22nd Century Group, Inc. (a)(b)	76,296	78,585
Altria Group, Inc.	1,259,005	62,572,549
Philip Morris International, Inc.	1,048,583	86,958,988
Pyxus International, Inc. (a)(b)	4,843	38,889
Turning Point Brands, Inc.	5,785	159,724
Universal Corp.	16,965	885,912
Vector Group Ltd. (b)	79,164	1,063,964
		151,758,611

TOTAL CONSUMER STAPLES		1,368,572,635

ENERGY - 3.9%
Energy Equipment & Services - 0.4%
Apergy Corp. (a)	51,306	1,310,355
Archrock, Inc.	88,179	741,585
Aspen Aerogels, Inc. (a)	18,107	123,309
Baker Hughes, A GE Co. Class A	436,673	9,790,209
Basic Energy Services, Inc. (a)	12,640	5,802
Cactus, Inc.	32,332	976,103
Carbo Ceramics, Inc. (a)(b)	10,818	4,436
Core Laboratories NV (b)	30,256	1,325,213
COVIA Corp. (a)(b)	20,413	30,415
Dawson Geophysical Co. (a)	7,005	15,831
Diamond Offshore Drilling, Inc. (a)(b)	40,462	228,610
DMC Global, Inc. (b)	9,783	450,898
Dril-Quip, Inc. (a)	24,084	1,017,790
ENGlobal Corp. (a)	1,662	1,845
Enservco Corp. (a)(b)	6,054	1,181
Era Group, Inc. (a)	12,429	118,946
Exterran Corp. (a)	20,759	111,683
Forum Energy Technologies, Inc. (a)	54,653	71,595
Frank's International NV (a)(b)	71,886	366,619
FTS International, Inc. (a)	21,178	22,025
Geospace Technologies Corp. (a)	10,614	153,054
Gulf Island Fabrication, Inc. (a)	6,737	36,649
Halliburton Co.	587,935	12,340,756
Helix Energy Solutions Group, Inc. (a)	97,607	810,138
Helmerich & Payne, Inc.	73,136	2,891,066
Hi-Crush Partners LP (b)	74,724	62,671
Hornbeck Offshore Services, Inc. (a)	15,187	5,619
Independence Contract Drilling, Inc. (a)	37,121	29,326
ION Geophysical Corp. (a)	7,782	65,602
Keane Group, Inc. (a)	112,570	539,210
Key Energy Services, Inc. (a)(b)	4,119	704
KLX Energy Services Holdings, Inc. (a)	15,599	88,134
Liberty Oilfield Services, Inc. Class A (b)	33,603	297,051
Mammoth Energy Services, Inc.	8,360	13,125
Matrix Service Co. (a)	19,103	400,017
McDermott International, Inc. (a)(b)	117,411	93,976
Mitcham Industries, Inc. (a)	6,865	14,897
Nabors Industries Ltd.	233,802	481,632
National Oilwell Varco, Inc.	259,670	5,855,559
Natural Gas Services Group, Inc. (a)	6,970	75,555
NCS Multistage Holdings, Inc. (a)	12,232	26,299
Newpark Resources, Inc. (a)	64,240	376,446
Nine Energy Service, Inc. (a)	8,460	46,361
Noble Corp. (a)(b)	169,777	179,964
Oceaneering International, Inc. (a)	68,013	912,054
Oil States International, Inc. (a)	40,500	645,570
Parker Drilling Co. (a)	2,234	42,669
Patterson-UTI Energy, Inc.	135,456	1,210,977
Profire Energy, Inc. (a)	12,262	17,535
ProPetro Holding Corp. (a)	55,858	481,496
Quintana Energy Services, Inc. (a)	795	2,055
Ranger Energy Services, Inc. Class A (a)	1,333	9,771
RigNet, Inc. (a)	8,574	44,585
RPC, Inc. (b)	40,781	157,415
SAExploration Holdings, Inc. (a)	236	562
Schlumberger Ltd.	930,617	33,688,335
SEACOR Holdings, Inc. (a)	11,896	503,677
SEACOR Marine Holdings, Inc. (a)	17,542	207,522
Select Energy Services, Inc. Class A (a)	43,104	331,039
Smart Sand, Inc. (a)(b)	12,173	28,241
Solaris Oilfield Infrastructure, Inc. Class A (b)	21,634	232,133
Superior Drilling Products, Inc. (a)(b)	7,643	7,032
Synthesis Energy Systems, Inc. (a)(b)	637	3,605
TechnipFMC PLC	282,210	5,316,836
TETRA Technologies, Inc. (a)	77,036	94,754
Tidewater, Inc. (a)	28,344	433,663
Transocean Ltd. (United States) (a)(b)	391,937	1,951,846
U.S. Silica Holdings, Inc. (b)	49,162	242,369
U.S. Well Services, Inc. (a)	9,987	15,979
Valaris PLC Class A (b)	136,388	581,013
		88,760,994
Oil, Gas & Consumable Fuels - 3.5%
Abraxas Petroleum Corp. (a)	110,999	28,527
Adams Resources & Energy, Inc.	616	19,798
Aemetis, Inc. (a)	2,964	2,905
Altus Midstream Co. (a)(b)	42,836	82,673
Amplify Energy Corp. New	15,174	83,457
Antero Midstream GP LP (b)	205,437	940,901
Antero Resources Corp. (a)	151,601	301,686
Apache Corp.	253,214	5,641,608
Arch Coal, Inc. (b)	10,050	744,806
Barnwell Industries, Inc. (a)	839	446
Berry Petroleum Corp.	26,919	214,544
Bonanza Creek Energy, Inc. (a)	13,654	238,399
Brigham Minerals, Inc. Class A	12,490	241,806
Cabot Oil & Gas Corp.	281,331	4,484,416
California Resources Corp. (a)(b)	33,329	217,972
Callon Petroleum Co. (a)(b)	155,652	568,130
Carrizo Oil & Gas, Inc. (a)	62,476	400,471
Centennial Resource Development, Inc. Class A (a)	124,803	385,641
Centrus Energy Corp. Class A (a)	1,813	9,826
Chaparral Energy, Inc. Class A (a)(b)	19,649	21,221
Cheniere Energy, Inc. (a)	157,230	9,518,704
Chesapeake Energy Corp. (a)(b)	761,407	453,266
Chevron Corp.	1,279,368	149,852,374
Cimarex Energy Co.	68,060	3,128,718
Clean Energy Fuels Corp. (a)	87,584	170,789
CNX Resources Corp. (a)	129,866	897,374
Comstock Resources, Inc. (a)(b)	10,686	67,856
Concho Resources, Inc.	135,317	9,818,602
ConocoPhillips Co.	748,072	44,839,436
CONSOL Energy, Inc. (a)	16,913	215,810
Contango Oil & Gas Co. (a)(b)	53,927	177,959
Continental Resources, Inc.	57,736	1,782,888
Contura Energy, Inc. (a)	13,621	90,852
CVR Energy, Inc. (b)	20,154	874,482
Delek U.S. Holdings, Inc.	50,395	1,729,052
Denbury Resources, Inc. (a)(b)	339,128	334,550
Devon Energy Corp.	271,181	5,936,152
Diamond S Shipping, Inc. (a)	11,630	167,821
Diamondback Energy, Inc.	109,760	8,488,838
Dorian LPG Ltd. (a)	19,589	281,102
Earthstone Energy, Inc. (a)	11,068	49,474
EOG Resources, Inc.	390,884	27,713,676
EQT Corp.	175,899	1,535,598
Equitrans Midstream Corp. (b)	139,899	1,394,793
Evolution Petroleum Corp.	18,799	97,943
Extraction Oil & Gas, Inc. (a)(b)	59,652	85,899
Exxon Mobil Corp.	2,851,441	194,268,675
Falcon Minerals Corp. (b)	25,466	164,256
Gevo, Inc. (a)	115	263
Goodrich Petroleum Corp. (a)	11,781	115,689
Green Plains, Inc.	22,827	348,112
Gulfport Energy Corp. (a)(b)	95,795	227,034
Hallador Energy Co.	8,792	26,288
Hess Corp.	174,175	10,814,526
Highpoint Resources, Inc. (a)	69,863	87,329
HollyFrontier Corp.	101,773	5,246,398
Houston American Energy Corp. (a)	10,756	1,624
International Seaways, Inc. (a)	17,107	452,993
Jagged Peak Energy, Inc. (a)(b)	38,957	259,843
Kinder Morgan, Inc.	1,310,934	25,707,416
Kosmos Energy Ltd.	245,806	1,467,462
Laredo Petroleum, Inc. (a)	132,622	286,464
Lilis Energy, Inc. (a)(b)	17,443	2,592
Lonestar Resources U.S., Inc. (a)	10,185	20,166
Magnolia Oil & Gas Corp. Class A (a)(b)	69,063	750,024
Marathon Oil Corp.	540,048	6,291,559
Marathon Petroleum Corp.	443,515	26,894,750
Matador Resources Co. (a)(b)	75,187	1,058,633
Montage Resources Corp. (a)	13,820	68,271
Murphy Oil Corp. (b)	103,652	2,385,033
NACCO Industries, Inc. Class A	3,095	145,775
Nextdecade Corp. (a)	8,659	56,716
Noble Energy, Inc.	322,077	6,686,319
Northern Oil & Gas, Inc. (a)(b)	151,421	269,529
Oasis Petroleum, Inc. (a)	199,200	466,128
Occidental Petroleum Corp.	602,621	23,243,092
ONEOK, Inc.	278,065	19,756,518
Overseas Shipholding Group, Inc. (a)	42,343	74,100
Pacific Ethanol, Inc. (a)(b)	15,118	7,316
Panhandle Royalty Co. Class A	9,524	112,574
Par Pacific Holdings, Inc. (a)	25,814	642,510
Parsley Energy, Inc. Class A	188,687	2,826,531
PBF Energy, Inc. Class A	69,447	2,173,691
PDC Energy, Inc. (a)	39,996	909,109
Peabody Energy Corp.	48,365	468,173
Penn Virginia Corp. (a)	9,065	218,920
Phillips 66 Co.	302,134	34,660,812
Pioneer Natural Resources Co.	112,502	14,382,256
PrimeEnergy Corp. (a)	351	52,264
QEP Resources, Inc.	157,405	514,714
Range Resources Corp. (b)	147,252	513,909
Renewable Energy Group, Inc. (a)(b)	27,154	463,247
Rex American Resources Corp. (a)	4,110	377,504
Ring Energy, Inc. (a)(b)	38,108	73,167
Roan Resources, Inc. (a)	36,491	55,466
SandRidge Energy, Inc. (a)	21,403	70,416
SemGroup Corp. Class A	45,664	701,856
SilverBow Resources, Inc. (a)	3,697	32,238
SM Energy Co.	74,151	616,195
Southwestern Energy Co. (a)(b)	371,947	676,944
SRC Energy, Inc. (a)	163,765	584,641
Talos Energy, Inc. (a)	13,350	309,720
Targa Resources Corp.	156,485	5,716,397
Tellurian, Inc. (a)(b)	62,397	454,874
Tengasco, Inc. (a)	372	197
The Williams Companies, Inc.	815,833	18,535,726
Torchlight Energy Resources, Inc. (a)(b)	27,289	19,648
TransAtlantic Petroleum Ltd. (a)(b)	5,419	2,385
U.S. Energy Corp. (a)	667	225
Unit Corp. (a)	37,417	32,018
Uranium Energy Corp. (a)(b)	109,827	96,977
VAALCO Energy, Inc. (a)	27,670	50,636
Valero Energy Corp.	279,173	26,658,230
Vertex Energy, Inc. (a)	5,254	8,459
W&T Offshore, Inc. (a)	60,686	259,736
Whiting Petroleum Corp. (a)(b)	61,769	282,902
World Fuel Services Corp.	43,957	1,863,777
WPX Energy, Inc. (a)	283,303	2,787,702
Zion Oil & Gas, Inc. (a)	26,989	4,804
		730,195,684

TOTAL ENERGY		818,956,678

FINANCIALS - 13.8%
Banks - 5.8%
1st Constitution Bancorp	3,032	61,792
1st Source Corp.	10,766	553,480
ACNB Corp.	4,952	174,409
Allegiance Bancshares, Inc. (a)(b)	13,569	486,856
Amalgamated Bank	11,738	224,431
American National Bankshares, Inc.	8,502	321,631
Ameris Bancorp	43,919	1,917,064
Ames National Corp.	4,876	137,454
Arrow Financial Corp.	11,467	411,207
Associated Banc-Corp.	109,792	2,353,940
Atlantic Capital Bancshares, Inc. (a)	17,814	337,041
Auburn National Bancorp., Inc. (b)	2,558	107,692
Banc of California, Inc.	28,777	442,015
BancFirst Corp.	13,202	780,106
Bancorp New Jersey, Inc. (a)	1,142	21,527
Bancorp, Inc., Delaware (a)	34,974	387,862
BancorpSouth Bank	63,899	1,987,259
Bank First National Corp. (b)	4,035	274,017
Bank of America Corp.	5,644,195	188,064,577
Bank of Commerce Holdings	8,556	97,966
Bank of Hawaii Corp.	27,544	2,481,990
Bank of Marin Bancorp	8,491	383,199
Bank OZK	81,429	2,416,813
BankFinancial Corp.	12,075	164,824
BankUnited, Inc.	64,208	2,251,132
Bankwell Financial Group, Inc.	5,063	148,245
Banner Corp.	23,541	1,286,045
Bar Harbor Bankshares	9,352	239,785
BayCom Corp. (a)	9,904	217,492
BB&T Corp.	515,464	28,206,190
BCB Bancorp, Inc.	5,233	70,855
Berkshire Hills Bancorp, Inc.	31,111	981,552
BOK Financial Corp.	22,083	1,840,397
Boston Private Financial Holdings, Inc.	56,171	659,448
Bridge Bancorp, Inc.	13,445	439,383
Brookline Bancorp, Inc., Delaware	56,941	913,903
Bryn Mawr Bank Corp.	14,157	555,945
Business First Bancshares, Inc.	6,341	155,989
Byline Bancorp, Inc. (a)	14,827	272,669
C & F Financial Corp.	2,675	150,603
Cadence Bancorp Class A	85,925	1,418,622
Cambridge Bancorp	2,650	206,435
Camden National Corp.	10,083	438,006
Capital Bancorp, Inc. (a)	2,724	40,588
Capital City Bank Group, Inc.	7,451	215,557
Capstar Financial Holdings, Inc.	13,117	220,366
Carolina Financial Corp.	14,932	631,474
Carolina Trust Bancshares, Inc. (a)	531	6,664
Carter Bank & Trust (a)	14,866	313,970
Cathay General Bancorp	51,754	1,905,582
CB Financial Services, Inc.	4,110	122,355
CBTX, Inc.	13,557	400,203
Centerstate Banks of Florida, Inc.	87,085	2,214,572
Central Pacific Financial Corp.	20,076	583,409
Central Valley Community Bancorp	5,413	114,214
Century Bancorp, Inc. Class A (non-vtg.)	1,762	153,735
Chemung Financial Corp.	3,381	154,748
CIT Group, Inc.	63,358	2,884,056
Citigroup, Inc.	1,521,843	114,320,846
Citizens & Northern Corp.	9,318	245,063
Citizens Community Bancorp, Inc.	664	7,935
Citizens Financial Group, Inc.	300,530	11,558,384
City Holding Co.	11,794	937,387
Civista Bancshares, Inc.	8,662	187,792
CNB Financial Corp., Pennsylvania	11,657	369,061
Coastal Financial Corp. of Washington (a)	3,137	53,298
Codorus Valley Bancorp, Inc.	6,440	138,524
Colony Bankcorp, Inc.	6,003	97,309
Columbia Banking Systems, Inc.	49,598	1,938,290
Comerica, Inc.	100,310	7,062,827
Commerce Bancshares, Inc. (b)	66,719	4,472,175
Community Bank System, Inc.	34,902	2,368,101
Community Bankers Trust Corp.	8,007	69,581
Community Financial Corp.	4,131	142,396
Community Trust Bancorp, Inc.	11,280	506,923
Community West Bancshares	515	5,258
ConnectOne Bancorp, Inc.	19,901	501,306
County Bancorp, Inc.	5,315	128,304
CrossFirst Bankshares, Inc. (a)	5,612	74,415
Cullen/Frost Bankers, Inc.	38,314	3,584,658
Customers Bancorp, Inc. (a)	20,582	481,207
CVB Financial Corp.	89,857	1,919,346
DNB Financial Corp.	2,341	108,131
Eagle Bancorp Montana, Inc.	637	13,619
Eagle Bancorp, Inc.	23,688	1,052,221
East West Bancorp, Inc.	97,741	4,478,493
Enterprise Bancorp, Inc.	4,584	146,184
Enterprise Financial Services Corp.	19,392	876,518
Equity Bancshares, Inc. (a)	9,920	292,144
Esquire Financial Holdings, Inc. (a)	4,775	114,314
Evans Bancorp, Inc.	2,284	92,936
Farmers & Merchants Bancorp, Inc. (b)	5,812	150,821
Farmers National Banc Corp.	19,435	298,133
FB Financial Corp.	12,964	499,114
Fidelity D & D Bancorp, Inc. (b)	1,604	105,190
Fifth Third Bancorp	491,365	14,834,309
Financial Institutions, Inc.	9,711	316,384
First Bancorp, North Carolina (b)	22,059	862,507
First Bancorp, Puerto Rico	146,494	1,538,187
First Bancshares, Inc.	13,352	448,093
First Bank Hamilton New Jersey	7,397	80,110
First Busey Corp.	36,526	971,592
First Business Finance Services, Inc.	6,399	159,847
First Capital, Inc. (b)	2,413	163,963
First Choice Bancorp	5,032	114,528
First Citizens Bancshares, Inc.	5,904	3,068,899
First Commonwealth Financial Corp.	67,743	962,628
First Community Bankshares, In	8,825	269,074
First Community Corp.	3,331	68,385
First Financial Bancorp, Ohio	67,367	1,638,365
First Financial Bankshares, Inc. (b)	92,008	3,180,717
First Financial Corp., Indiana	9,565	422,964
First Financial Northwest, Inc.	1,253	18,457
First Foundation, Inc.	26,427	433,139
First Guaranty Bancshares, Inc.	2,022	43,473
First Hawaiian, Inc.	90,252	2,575,792
First Horizon National Corp.	209,979	3,376,462
First Internet Bancorp	5,614	127,438
First Interstate Bancsystem, Inc.	24,377	1,026,272
First Merchants Corp.	38,062	1,541,130
First Mid-Illinois Bancshares, Inc.	8,034	281,029
First Midwest Bancorp, Inc., Delaware	74,342	1,602,814
First National Corp.	3,023	59,009
First Northwest Bancorp	7,528	132,719
First of Long Island Corp.	16,528	400,473
First Republic Bank	113,231	12,444,087
First Savings Financial Group, Inc.	1,610	108,353
First United Corp.	3,814	91,116
First Western Financial, Inc. (a)	436	7,429
Flushing Financial Corp.	19,863	421,096
FNB Corp., Pennsylvania	219,745	2,729,233
FNCM Bancorp, Inc.	13,381	108,654
Franklin Financial Network, Inc.	9,899	337,952
Franklin Financial Services Corp.	3,552	133,129
Fulton Financial Corp.	112,818	1,935,957
FVCBankcorp, Inc. (a)	12,062	206,622
German American Bancorp, Inc.	18,340	618,058
Glacier Bancorp, Inc. (b)	58,066	2,546,194
Great Southern Bancorp, Inc.	8,312	507,281
Great Western Bancorp, Inc.	38,281	1,315,718
Guaranty Bancshares, Inc. Texas	5,203	171,959
Hancock Whitney Corp.	61,081	2,480,499
Hanmi Financial Corp.	21,678	425,539
HarborOne Bancorp, Inc.	40,440	429,068
Hawthorn Bancshares, Inc.	4,850	118,001
Heartland Financial U.S.A., Inc.	22,641	1,069,108
Heritage Commerce Corp.	40,202	502,525
Heritage Financial Corp., Washington	24,230	668,263
Hilltop Holdings, Inc.	48,366	1,191,255
Home Bancshares, Inc.	107,505	2,023,244
HomeTrust Bancshares, Inc.	10,791	281,969
Hope Bancorp, Inc.	87,061	1,263,255
Horizon Bancorp, Inc. Indiana	29,158	548,754
Howard Bancorp, Inc. (a)	9,053	150,823
Huntington Bancshares, Inc.	696,492	10,370,766
IBERIABANK Corp.	35,494	2,590,707
Independent Bank Corp. (b)	16,542	369,714
Independent Bank Corp., Massachusetts (b)	23,325	1,963,965
Independent Bank Group, Inc.	24,753	1,426,515
International Bancshares Corp.	40,516	1,718,689
Investar Holding Corp.	4,043	101,156
Investors Bancorp, Inc.	150,787	1,818,491
JPMorgan Chase & Co.	2,154,755	283,910,519
KeyCorp	673,984	13,068,550
Lakeland Bancorp, Inc.	32,015	534,010
Lakeland Financial Corp. (b)	17,542	826,579
Landmark Bancorp, Inc.	333	7,909
LCNB Corp.	8,918	164,894
Level One Bancorp, Inc.	1,833	44,890
Live Oak Bancshares, Inc. (b)	18,669	340,709
M&T Bank Corp.	90,023	14,830,389
Macatawa Bank Corp.	10,670	114,276
Mackinac Financial Corp.	8,027	126,345
Mainstreet Bancshares, Inc. (a)	6,493	142,391
Malvern Bancorp, Inc. (a)	4,373	100,404
Mercantil Bank Holding Corp. Class A	17,562	387,066
Mercantile Bank Corp.	11,065	390,041
Metropolitan Bank Holding Corp. (a)	4,276	192,805
Mid Penn Bancorp, Inc.	6,497	175,224
Middlefield Banc Corp.	5,696	155,786
Midland States Bancorp, Inc.	14,788	415,247
MidWestOne Financial Group, Inc.	7,827	266,118
MutualFirst Financial, Inc.	5,895	233,737
MVB Financial Corp.	4,884	104,029
National Bank Holdings Corp.	22,234	796,867
National Bankshares, Inc.	4,327	185,542
NBT Bancorp, Inc.	31,623	1,264,920
Nicolet Bankshares, Inc. (a)	5,132	371,865
Northeast Bank	3,803	82,145
Northrim Bancorp, Inc.	4,073	152,615
Norwood Financial Corp.	2,466	86,310
Oak Valley Bancorp Oakdale California	340	6,368
OFG Bancorp	36,003	772,264
Ohio Valley Banc Corp.	3,377	127,212
Old National Bancorp, Indiana	116,110	2,099,269
Old Point Financial Corp.	809	23,057
Old Second Bancorp, Inc.	16,761	206,998
Opus Bank	15,484	398,094
Origin Bancorp, Inc.	14,554	519,141
Orrstown Financial Services, Inc.	6,041	132,419
Pacific City Financial Corp.	12,975	222,132
Pacific Mercantile Bancorp (a)	9,949	71,235
Pacific Premier Bancorp, Inc.	40,836	1,308,385
PacWest Bancorp	80,115	2,983,483
Park National Corp.	9,516	954,740
Parke Bancorp, Inc.	7,046	168,611
Peapack-Gladstone Financial Corp.	10,246	306,355
Penns Woods Bancorp, Inc.	4,610	145,999
People's Utah Bancorp	10,363	304,154
Peoples Bancorp of North Carolina	4,162	131,103
Peoples Bancorp, Inc.	12,708	415,679
Peoples Financial Services Corp.	3,843	188,768
Peoples United Financial, Inc. (b)	297,637	4,911,011
Pinnacle Financial Partners, Inc.	48,853	3,000,551
PNC Financial Services Group, Inc.	299,983	45,960,395
Popular, Inc.	65,124	3,602,008
Preferred Bank, Los Angeles	9,024	497,674
Premier Financial Bancorp, Inc.	8,470	153,731
Prosperity Bancshares, Inc.	63,644	4,470,991
QCR Holdings, Inc.	10,534	440,321
RBB Bancorp	8,633	172,833
Regions Financial Corp.	669,585	11,141,894
Reliant Bancorp, Inc.	5,521	123,339
Renasant Corp.	39,692	1,405,097
Republic Bancorp, Inc., Kentucky Class A	7,201	332,686
Republic First Bancorp, Inc. (a)	34,232	135,559
Richmond Mutual Bancorp., Inc. (a)	9,201	133,507
Riverview Financial Corp.	525	6,300
S&T Bancorp, Inc.	24,876	938,323
Salisbury Bancorp, Inc.	1,700	80,750
Sandy Spring Bancorp, Inc.	24,164	854,439
SB Financial Group, Inc.	306	5,581
SB One Bancorp	2,327	55,010
Seacoast Banking Corp., Florida (a)	34,851	1,036,817
Select Bancorp, Inc. New (a)	9,700	115,721
ServisFirst Bancshares, Inc. (b)	31,887	1,159,411
Shore Bancshares, Inc.	11,489	192,326
Sierra Bancorp	8,100	217,080
Signature Bank	36,848	4,545,569
Simmons First National Corp. Class A	65,477	1,696,509
SmartFinancial, Inc.	7,108	162,062
South Plains Financial, Inc.	2,893	54,909
South State Corp.	23,026	1,917,605
Southern First Bancshares, Inc. (a)	4,095	175,389
Southern National Bancorp of Virginia, Inc.	11,458	182,526
Southside Bancshares, Inc.	22,489	789,589
Spirit of Texas Bancshares, Inc. (a)	8,808	201,175
Sterling Bancorp	137,972	2,817,388
Stock Yards Bancorp, Inc.	14,199	587,697
Summit Financial Group, Inc.	5,425	146,204
SunTrust Banks, Inc.	298,848	21,170,392
SVB Financial Group (a)	34,662	8,032,225
Synovus Financial Corp.	98,500	3,751,865
Tcf Financial Corp.	103,139	4,382,376
Texas Capital Bancshares, Inc. (a)	33,836	1,955,721
The Bank of Princeton	2,359	67,609
The First Bancorp, Inc.	5,235	149,093
Tompkins Financial Corp.	8,549	741,626
TowneBank	45,420	1,278,573
Trico Bancshares	19,072	737,133
TriState Capital Holdings, Inc. (a)	15,942	386,275
Triumph Bancorp, Inc. (a)	15,954	572,110
Trustmark Corp. (b)	45,298	1,556,439
Two River Bancorp	2,063	43,736
U.S. Bancorp	966,064	57,992,822
UMB Financial Corp.	29,453	1,981,303
Umpqua Holdings Corp.	148,477	2,430,568
Union Bankshares Corp.	55,640	2,103,192
Union Bankshares, Inc.	698	23,718
United Bankshares, Inc., West Virginia (b)	69,046	2,614,772
United Community Bank, Inc.	53,639	1,662,809
United Security Bancshares, California	12,691	132,494
Unity Bancorp, Inc.	4,868	107,826
Univest Corp. of Pennsylvania	20,655	539,302
Valley National Bancorp	224,870	2,603,995
Veritex Holdings, Inc.	34,118	887,409
Washington Trust Bancorp, Inc. (b)	10,467	546,273
Webster Financial Corp.	62,160	3,026,570
Wells Fargo & Co.	2,702,356	147,170,308
WesBanco, Inc.	44,907	1,638,207
West Bancorp., Inc.	13,551	329,018
Westamerica Bancorp. (b)	18,574	1,207,310
Western Alliance Bancorp.	63,902	3,333,128
Wintrust Financial Corp.	38,135	2,589,748
Zions Bancorp NA (b)	118,777	5,912,719
		1,219,351,737
Capital Markets - 2.8%
Affiliated Managers Group, Inc.	33,961	2,899,251
Ameriprise Financial, Inc.	87,992	14,419,249
Ares Management Corp.	51,274	1,696,657
Artisan Partners Asset Management, Inc.	35,545	1,054,620
Ashford, Inc. (a)	920	21,675
Assetmark Financial Holdings, Inc. (a)	9,610	240,538
Associated Capital Group, Inc.	2,008	72,489
B. Riley Financial, Inc.	9,755	284,944
Bank of New York Mellon Corp.	578,158	28,312,397
BGC Partners, Inc. Class A	185,632	1,076,666
BlackRock, Inc. Class A	79,135	39,164,703
Blucora, Inc. (a)	34,029	801,043
BrightSphere Investment Group, Inc.	46,384	446,678
Cboe Global Markets, Inc.	75,460	8,972,194
Charles Schwab Corp.	783,997	38,807,852
CME Group, Inc.	241,494	48,958,079
Cohen & Co., Inc. (b)	202	606
Cohen & Steers, Inc.	15,125	1,015,341
Cowen Group, Inc. Class A (a)	18,576	284,584
Diamond Hill Investment Group, Inc.	2,307	315,021
Donnelley Financial Solutions, Inc. (a)	23,040	231,322
E*TRADE Financial Corp.	152,375	6,750,213
Eaton Vance Corp. (non-vtg.)	75,814	3,576,146
Evercore, Inc. Class A	26,607	2,058,850
FactSet Research Systems, Inc. (b)	25,731	6,681,054
Federated Investors, Inc. Class B (non-vtg.)	65,266	2,187,716
Focus Financial Partners, Inc. Class A (a)	20,229	568,637
Franklin Resources, Inc. (b)	189,686	5,214,468
Gain Capital Holdings, Inc.	18,646	77,381
GAMCO Investors, Inc. Class A	2,363	42,487
Goldman Sachs Group, Inc.	217,938	48,240,576
Great Elm Capital Group, Inc. (a)	30,049	94,053
Greenhill & Co., Inc.	10,981	186,787
Hamilton Lane, Inc. Class A	18,097	1,049,626
Houlihan Lokey	28,222	1,345,343
Interactive Brokers Group, Inc. (b)	51,795	2,507,914
Intercontinental Exchange, Inc.	378,061	35,602,004
INTL FCStone, Inc. (a)	11,229	449,160
Invesco Ltd.	259,232	4,552,114
Janus Henderson Group PLC	107,358	2,726,893
KKR & Co. LP (b)	367,869	10,848,457
Ladenburg Thalmann Financial Services, Inc.	74,292	259,279
Lazard Ltd. Class A	87,349	3,375,165
Legg Mason, Inc.	55,151	2,155,301
LPL Financial	55,357	5,112,219
Manning & Napier, Inc. Class A (b)	6,426	10,860
MarketAxess Holdings, Inc.	25,454	10,278,834
Moelis & Co. Class A	33,643	1,108,873
Moody's Corp.	109,601	24,843,259
Morgan Stanley	845,969	41,858,546
Morningstar, Inc.	13,955	2,192,331
MSCI, Inc.	57,042	14,784,716
Northern Trust Corp.	144,745	15,522,454
Och-Ziff Capital Management Group LLC Class A	12,570	243,607
Oppenheimer Holdings, Inc. Class A (non-vtg.)	5,694	162,336
Piper Jaffray Companies	10,013	809,851
PJT Partners, Inc.	14,397	613,600
Pzena Investment Management, Inc.	10,873	96,661
Raymond James Financial, Inc.	83,252	7,477,695
S&P Global, Inc.	165,936	43,914,962
Safeguard Scientifics, Inc.	13,946	160,658
SEI Investments Co.	85,294	5,504,022
Silvercrest Asset Management Group Class A	2,536	32,841
State Street Corp.	251,093	18,857,084
Stifel Financial Corp.	46,866	2,930,062
T. Rowe Price Group, Inc.	158,615	19,598,469
TD Ameritrade Holding Corp.	180,960	9,379,157
The Blackstone Group LP	445,693	24,165,474
The NASDAQ OMX Group, Inc.	77,815	8,155,012
Tradeweb Markets, Inc. Class A	43,325	1,937,927
U.S. Global Investments, Inc. Class A	2,252	3,243
Value Line, Inc.	459	12,581
Victory Capital Holdings, Inc. (b)	9,594	197,636
Virtu Financial, Inc. Class A (b)	51,170	849,422
Virtus Investment Partners, Inc.	4,429	521,736
Waddell & Reed Financial, Inc. Class A (b)	50,603	817,238
Westwood Holdings Group, Inc.	4,923	151,924
WisdomTree Investments, Inc. (b)	82,439	400,654
		592,331,477
Consumer Finance - 0.7%
Ally Financial, Inc.	262,436	8,355,962
American Express Co.	458,252	55,045,230
Asta Funding, Inc. (a)	1,317	13,578
Atlanticus Holdings Corp. (a)	9,847	77,693
Capital One Financial Corp.	316,877	31,690,869
Consumer Portfolio Services, Inc. (a)	3,517	11,782
Credit Acceptance Corp. (a)	9,401	4,046,754
CURO Group Holdings Corp. (a)(b)	9,397	127,893
Discover Financial Services	213,999	18,162,095
Elevate Credit, Inc. (a)	9,889	41,039
Encore Capital Group, Inc. (a)(b)	19,318	704,527
Enova International, Inc. (a)	22,938	528,262
EZCORP, Inc. (non-vtg.) Class A (a)(b)	36,583	187,305
First Cash Financial Services, Inc.	28,939	2,339,429
Green Dot Corp. Class A (a)	32,794	779,185
LendingClub Corp. (a)	58,861	812,870
Medallion Financial Corp. (a)	15,161	96,576
Navient Corp.	136,549	1,959,478
Nelnet, Inc. Class A	15,256	961,128
Nicholas Financial, Inc. (a)	1,682	14,734
OneMain Holdings, Inc.	51,645	2,225,383
PRA Group, Inc. (a)	30,573	1,120,195
Regional Management Corp. (a)	6,632	215,540
Santander Consumer U.S.A. Holdings, Inc.	71,219	1,677,207
SLM Corp.	287,771	2,454,687
Synchrony Financial	410,954	15,373,789
World Acceptance Corp. (a)	3,749	356,118
		149,379,308
Diversified Financial Services - 1.5%
AXA Equitable Holdings, Inc.	296,706	7,340,506
Berkshire Hathaway, Inc. Class B (a)	1,321,522	291,131,297
Cannae Holdings, Inc. (a)	45,501	1,705,832
FGL Holdings Class A	87,700	800,701
Jefferies Financial Group, Inc.	169,509	3,542,738
Marlin Business Services Corp.	4,621	99,074
On Deck Capital, Inc. (a)	36,594	150,401
Rafael Holdings, Inc. (a)	6,598	111,638
Voya Financial, Inc.	94,286	5,494,988
		310,377,175
Insurance - 2.6%
AFLAC, Inc.	498,404	27,332,475
Alleghany Corp. (a)	9,742	7,599,150
Allstate Corp.	221,535	24,667,922
AMBAC Financial Group, Inc. (a)	31,256	650,750
American Equity Investment Life Holding Co.	61,227	1,819,666
American Financial Group, Inc.	50,180	5,505,248
American International Group, Inc.	586,196	30,869,081
American National Insurance Co.	6,699	790,482
Amerisafe, Inc.	13,399	905,772
Aon PLC	158,704	32,313,721
Arch Capital Group Ltd. (a)	272,499	11,436,783
Argo Group International Holdings, Ltd.	23,197	1,525,899
Arthur J. Gallagher & Co.	124,856	11,645,319
Assurant, Inc.	40,938	5,439,432
Assured Guaranty Ltd.	66,384	3,295,966
Athene Holding Ltd. (a)	80,778	3,636,626
Atlas Financial Holdings, Inc. (a)	2,758	1,491
Axis Capital Holdings Ltd.	56,566	3,347,576
Brighthouse Financial, Inc. (a)	74,635	3,071,977
Brown & Brown, Inc.	156,352	5,900,724
Chubb Ltd.	307,156	46,527,991
Cincinnati Financial Corp.	102,286	10,949,716
Citizens, Inc. Class A (a)(b)	28,702	195,748
CNA Financial Corp. (b)	20,519	917,610
CNO Financial Group, Inc.	105,970	1,920,176
Crawford & Co.:
Class A	19,206	210,498
Class B	9,297	93,993
Donegal Group, Inc. Class A	10,485	153,396
eHealth, Inc. (a)	13,769	1,270,328
Employers Holdings, Inc.	21,397	919,429
Enstar Group Ltd. (a)	9,997	2,041,487
Erie Indemnity Co. Class A (b)	12,480	2,112,864
Everest Re Group Ltd.	27,440	7,443,374
FBL Financial Group, Inc. Class A	7,592	437,071
Fednat Holding Co.	5,728	85,404
First American Financial Corp.	75,236	4,786,514
FNF Group	184,761	8,800,166
Genworth Financial, Inc. Class A	346,881	1,373,649
Global Indemnity Ltd.	4,041	116,260
Globe Life, Inc.	67,383	6,924,277
Goosehead Insurance (b)	8,108	328,536
Greenlight Capital Re, Ltd. (a)	17,880	186,667
Hallmark Financial Services, Inc. (a)	11,086	211,410
Hanover Insurance Group, Inc.	26,561	3,610,437
Hartford Financial Services Group, Inc.	242,971	15,030,186
HCI Group, Inc.	5,120	237,056
Health Insurance Innovations, Inc. (a)(b)	7,945	142,772
Heritage Insurance Holdings, Inc. (b)	17,741	242,874
Horace Mann Educators Corp.	27,888	1,210,618
Independence Holding Co.	4,655	196,720
Investors Title Co.	929	148,872
James River Group Holdings Ltd.	21,198	838,593
Kemper Corp.	42,040	3,107,597
Kingstone Companies, Inc.	3,486	26,598
Kinsale Capital Group, Inc.	13,918	1,409,337
Lincoln National Corp.	134,506	7,942,579
Loews Corp.	175,509	8,933,408
Maiden Holdings Ltd. (a)	36,881	27,926
Markel Corp. (a)	9,314	10,576,513
Marsh & McLennan Companies, Inc.	340,874	36,838,253
MBIA, Inc. (a)(b)	53,235	496,683
Mercury General Corp.	18,834	922,489
MetLife, Inc.	535,103	26,706,991
National General Holdings Corp.	46,395	987,750
National Western Life Group, Inc.	1,556	392,470
NI Holdings, Inc. (a)	4,053	67,847
Old Republic International Corp.	192,036	4,332,332
Palomar Holdings, Inc. (b)	8,688	474,104
Primerica, Inc.	28,028	3,751,268
Principal Financial Group, Inc.	174,472	9,613,407
ProAssurance Corp.	37,779	1,420,490
Progressive Corp.	393,709	28,760,442
ProSight Global, Inc.	6,707	115,159
Protective Insurance Corp. Class B	5,963	100,596
Prudential Financial, Inc.	270,469	25,321,308
Reinsurance Group of America, Inc.	42,247	6,990,189
RenaissanceRe Holdings Ltd.	29,794	5,611,104
RLI Corp.	27,039	2,470,553
Safety Insurance Group, Inc.	10,425	1,018,001
Selective Insurance Group, Inc.	39,769	2,633,503
State Auto Financial Corp.	12,338	404,440
Stewart Information Services Corp.	16,883	722,086
The Travelers Companies, Inc.	175,277	23,963,871
Third Point Reinsurance Ltd. (a)	57,475	548,886
Tiptree, Inc.	11,737	91,431
Trupanion, Inc. (a)(b)	20,491	698,333
United Fire Group, Inc.	14,888	654,179
United Insurance Holdings Corp. (b)	14,642	185,807
Universal Insurance Holdings, Inc.	21,399	622,711
Unum Group	139,988	4,303,231
W.R. Berkley Corp.	97,595	6,636,460
Watford Holdings Ltd. (a)	3,498	94,621
White Mountains Insurance Group Ltd.	2,042	2,260,331
Willis Group Holdings PLC	86,776	17,046,277
		550,702,313
Mortgage Real Estate Investment Trusts - 0.2%
AG Mortgage Investment Trust, Inc.	21,793	339,317
AGNC Investment Corp.	371,044	6,426,482
Annaly Capital Management, Inc.	986,063	9,199,968
Anworth Mortgage Asset Corp.	82,973	292,065
Apollo Commercial Real Estate Finance, Inc.	95,268	1,740,546
Arbor Realty Trust, Inc.	43,205	654,988
Ares Commercial Real Estate Corp.	18,205	284,726
Arlington Asset Investment Corp.	29,492	172,528
Armour Residential REIT, Inc.	41,448	715,392
Blackstone Mortgage Trust, Inc.	90,186	3,303,513
Capstead Mortgage Corp.	69,144	537,940
Cherry Hill Mortgage Investment Corp.	13,437	201,286
Chimera Investment Corp.	126,889	2,584,729
Colony NorthStar Credit Real Estate, Inc.	55,795	739,284
Dynex Capital, Inc.	15,913	268,771
Ellington Financial LLC (b)	22,598	409,250
Ellington Residential Mortgage REIT	4,582	51,043
Exantas Capital Corp.	23,103	278,160
Granite Point Mortgage Trust, Inc.	37,378	679,158
Great Ajax Corp.	12,592	191,776
Hunt Companies Finance Trust, Inc.	15,897	52,301
Invesco Mortgage Capital, Inc.	92,320	1,499,277
KKR Real Estate Finance Trust, Inc.	15,658	316,135
Ladder Capital Corp. Class A	66,396	1,147,987
MFA Financial, Inc.	303,735	2,326,610
New Residential Investment Corp.	279,447	4,331,429
New York Mortgage Trust, Inc.	172,675	1,075,765
Orchid Island Capital, Inc.	41,226	234,164
PennyMac Mortgage Investment Trust	58,538	1,351,642
Redwood Trust, Inc.	75,753	1,225,684
Starwood Property Trust, Inc.	189,266	4,637,017
TPG RE Finance Trust, Inc.	39,657	803,054
Tremont Mortgage Trust	539	2,717
Two Harbors Investment Corp.	185,553	2,697,941
Western Asset Mortgage Capital Corp.	41,393	425,520
ZAIS Financial Corp.	21,905	345,442
		51,543,607
Thrifts & Mortgage Finance - 0.2%
Axos Financial, Inc. (a)	37,320	1,099,074
Bridgewater Bancshares, Inc. (a)	20,848	266,437
Capitol Federal Financial, Inc.	96,094	1,362,613
Columbia Financial, Inc. (a)	33,658	560,742
Dime Community Bancshares, Inc.	22,985	463,378
Entegra Financial Corp. (a)	4,228	127,009
ESSA Bancorp, Inc.	2,207	38,027
Essent Group Ltd.	66,257	3,620,945
Farmer Mac Class C (non-vtg.)	6,725	558,511
First Defiance Financial Corp.	13,531	407,960
Flagstar Bancorp, Inc.	23,604	879,485
FS Bancorp, Inc.	2,107	125,956
Hingham Institution for Savings	1,005	192,719
Home Bancorp, Inc.	6,254	241,279
HomeStreet, Inc. (a)	16,420	524,126
Impac Mortgage Holdings, Inc. (a)(b)	6,758	38,859
Kearny Financial Corp. (b)	55,337	780,252
LendingTree, Inc. (a)(b)	5,153	1,857,811
Luther Burbank Corp.	9,090	105,080
Merchants Bancorp/IN	11,007	197,906
Meridian Bancorp, Inc. Maryland	37,951	763,954
Meta Financial Group, Inc.	23,601	839,488
MGIC Investment Corp.	237,629	3,424,234
MMA Capital Management, LLC (a)	4,171	133,347
New York Community Bancorp, Inc.	314,737	3,751,665
NMI Holdings, Inc. (a)	46,586	1,563,892
Northfield Bancorp, Inc.	34,632	585,281
Northwest Bancshares, Inc.	71,225	1,185,184
OceanFirst Financial Corp. (b)	37,161	891,121
Ocwen Financial Corp. (a)	86,190	134,456
OP Bancorp (b)	4,751	46,465
Oritani Financial Corp.	24,976	464,554
PB Bancorp, Inc.	5,151	77,883
PCSB Financial Corp.	13,638	278,215
PDL Community Bancorp (a)	1,821	26,587
Pennymac Financial Services, Inc.	28,415	974,919
Pioneer Bancorp, Inc. (a)	8,267	109,786
Provident Bancorp, Inc. (a)	4,113	48,533
Provident Financial Holdings, Inc.	1,280	28,006
Provident Financial Services, Inc.	42,148	1,025,039
Prudential Bancorp, Inc.	4,475	80,550
Radian Group, Inc.	136,958	3,538,995
Randolph Bancorp, Inc. (a)	4,697	75,152
Riverview Bancorp, Inc.	9,792	70,796
Sachem Capital Corp.	9,409	40,835
Security National Financial Corp. Class A	3,820	20,170
Severn Bancorp, Inc.	4,434	39,507
Southern Missouri Bancorp, Inc.	6,912	258,371
Standard AVB Financial Corp.	2,698	79,321
Sterling Bancorp, Inc.	13,300	128,877
Territorial Bancorp, Inc.	3,904	123,718
TFS Financial Corp.	39,293	797,255
Timberland Bancorp, Inc.	6,187	183,352
Trustco Bank Corp., New York	65,622	576,161
United Community Financial Corp.	35,573	395,216
Walker & Dunlop, Inc.	19,222	1,261,732
Washington Federal, Inc.	53,669	1,975,556
Waterstone Financial, Inc.	17,478	329,810
Westfield Financial, Inc.	12,590	123,508
WMI Holdings Corp. (a)	51,236	688,612
WSFS Financial Corp.	36,980	1,648,938
		42,237,210

TOTAL FINANCIALS		2,915,922,827

HEALTH CARE - 13.9%
Biotechnology - 2.6%
AbbVie, Inc.	996,355	87,410,224
Abeona Therapeutics, Inc. (a)	23,881	80,479
ACADIA Pharmaceuticals, Inc. (a)	75,817	3,433,752
Acceleron Pharma, Inc. (a)	30,753	1,505,667
Achillion Pharmaceuticals, Inc. (a)	93,062	577,915
Acorda Therapeutics, Inc. (a)	29,011	46,418
Actinium Pharmaceuticals, Inc. (a)(b)	76,709	20,711
Adamas Pharmaceuticals, Inc. (a)	11,305	67,265
ADMA Biologics, Inc. (a)(b)	31,854	151,307
Aduro Biotech, Inc. (a)	30,474	36,264
Advaxis, Inc. (a)	954	491
Adverum Biotechnologies, Inc. (a)	37,380	407,816
Aeglea BioTherapeutics, Inc. (a)	12,922	110,483
Aevi Genomic Medicine, Inc. (a)	12,284	1,510
Agenus, Inc. (a)(b)	67,783	284,011
AgeX Therapeutics, Inc. (a)(b)	10,213	14,502
Agios Pharmaceuticals, Inc. (a)	39,733	1,545,614
Aimmune Therapeutics, Inc. (a)(b)	28,875	806,190
Akebia Therapeutics, Inc. (a)	83,439	524,831
Akero Therapeutics, Inc. (a)	5,099	100,399
Albireo Pharma, Inc. (a)	7,924	179,241
Aldeyra Therapeutics, Inc. (a)	17,334	138,325
Alector, Inc. (b)	19,481	363,126
Alexion Pharmaceuticals, Inc. (a)	151,068	17,212,688
Alkermes PLC (a)	105,724	2,222,318
Allakos, Inc. (a)(b)	16,607	1,577,665
Allena Pharmaceuticals, Inc. (a)(b)	8,476	18,732
Allogene Therapeutics, Inc. (a)(b)	35,708	1,006,251
Alnylam Pharmaceuticals, Inc. (a)	74,917	8,775,777
Alpine Immune Sciences, Inc. (a)	3,562	10,633
Altimmune, Inc. (a)	4,051	7,373
AMAG Pharmaceuticals, Inc. (a)(b)	24,307	258,870
Amgen, Inc.	404,168	94,866,313
Amicus Therapeutics, Inc. (a)	171,203	1,794,207
AnaptysBio, Inc. (a)	16,973	228,966
Anavex Life Sciences Corp. (a)(b)	25,989	62,374
Anika Therapeutics, Inc. (a)	9,056	523,437
Anixa Biosciences, Inc. (a)(b)	7,437	28,484
Apellis Pharmaceuticals, Inc. (a)	28,330	761,510
Applied Genetic Technologies Corp. (a)	4,156	11,387
Applied Therapeutics, Inc. (a)	1,346	23,622
Aptevo Therapeutics, Inc. (a)(b)	7,571	4,921
Aptinyx, Inc. (a)(b)	5,352	21,729
AquaBounty Technologies, Inc. (a)(b)	405	911
Aravive, Inc. (a)	1,852	17,816
Arcturus Therapeutics Holdings, Inc. (a)	5,726	63,959
Arcus Biosciences, Inc. (a)	20,463	169,229
Ardelyx, Inc. (a)	26,405	196,189
Arena Pharmaceuticals, Inc. (a)	34,058	1,613,668
ArQule, Inc. (a)(b)	75,501	724,055
Arrowhead Pharmaceuticals, Inc. (a)(b)	64,187	4,686,293
Assembly Biosciences, Inc. (a)	15,497	251,361
Atara Biotherapeutics, Inc. (a)	35,556	505,251
Athenex, Inc. (a)(b)	30,674	477,901
Athersys, Inc. (a)(b)	77,044	101,698
Atreca, Inc.	6,543	65,037
aTyr Pharma, Inc.	138	676
Audentes Therapeutics, Inc. (a)	31,740	921,412
AVEO Pharmaceuticals, Inc. (a)	71,078	54,019
Avid Bioservices, Inc. (a)	29,054	160,088
AVROBIO, Inc. (a)	14,279	229,035
Baudax Bio, Inc. (a)	4,459	23,945
Bellicum Pharmaceuticals, Inc. (a)(b)	22,373	19,402
Bio Path Holdings, Inc. (a)(b)	920	6,670
Biocept, Inc. (a)(b)	648	343
BioCryst Pharmaceuticals, Inc. (a)	74,665	212,795
Biogen, Inc. (a)	124,260	37,254,391
Biohaven Pharmaceutical Holding Co. Ltd. (a)	26,724	1,531,820
BioMarin Pharmaceutical, Inc. (a)	120,771	9,747,427
Biospecifics Technologies Corp. (a)	3,867	212,685
BioTime, Inc. (b)	107,243	96,519
BioXcel Therapeutics, Inc. (a)(b)	1,915	11,911
bluebird bio, Inc. (a)(b)	37,183	3,009,592
Blueprint Medicines Corp. (a)	33,032	2,709,945
BrainStorm Cell Therpeutic, Inc. (a)(b)	27,254	108,198
Brickell Biotech, Inc. (a)(b)	276	585
Bridgebio Pharma, Inc.	14,381	417,049
Calithera Biosciences, Inc. (a)	33,867	166,626
Calyxt, Inc. (a)(b)	6,178	22,735
Cancer Genetics, Inc. (a)	95	837
Capricor Therapeutics, Inc. (a)(b)	929	1,440
CareDx, Inc. (a)	25,799	529,395
CASI Pharmaceuticals, Inc. (a)(b)	32,151	106,420
Castle Biosciences, Inc. (b)	3,309	89,111
Catabasis Pharmaceuticals, Inc. (a)	7,466	42,258
Catalyst Biosciences, Inc. (a)	6,839	37,273
Catalyst Pharmaceutical Partners, Inc. (a)	67,876	314,945
Cel-Sci Corp. (a)(b)	20,858	158,938
Celcuity, Inc. (a)	3,002	32,121
Celldex Therapeutics, Inc. (a)(b)	8,462	20,309
Cellular Biomedicine Group, Inc. (a)	6,741	121,742
Celsion Corp. (a)	3,145	4,151
Checkpoint Therapeutics, Inc. (a)	15,235	20,110
ChemoCentryx, Inc. (a)	27,509	834,348
Chimerix, Inc. (a)	28,431	62,548
Cidara Therapeutics, Inc. (a)(b)	3,504	8,234
Cleveland Biolabs, Inc. (a)	523	502
Clovis Oncology, Inc. (a)(b)	33,277	496,826
CohBar, Inc. (a)(b)	25,615	44,826
Coherus BioSciences, Inc. (a)	41,213	741,422
Conatus Pharmaceuticals, Inc. (a)	10,772	3,981
Concert Pharmaceuticals, Inc. (a)	9,844	74,224
Constellation Pharmaceuticals, Inc. (a)(b)	6,532	304,130
ContraFect Corp. (a)	35,601	12,300
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	38,039	178,783
Cortexyme, Inc. (b)	3,760	98,700
Corvus Pharmaceuticals, Inc. (a)(b)	5,901	17,998
Crinetics Pharmaceuticals, Inc. (a)(b)	4,877	95,394
CTI BioPharma Corp. (a)(b)	27,978	26,456
Cue Biopharma, Inc. (a)	13,910	164,694
Curis, Inc. (a)	23,763	42,773
Cyclacel Pharmaceuticals, Inc. (a)	283	151
Cyclerion Therapeutics, Inc. (a)	10,181	18,835
Cytokinetics, Inc. (a)	39,038	377,497
CytomX Therapeutics, Inc. (a)	30,792	192,758
CytRx Corp. (a)	11,982	3,475
Deciphera Pharmaceuticals, Inc. (a)	11,932	564,264
Denali Therapeutics, Inc. (a)(b)	47,735	849,206
DiaMedica Therapeutics, Inc. (a)	1,736	5,468
Dicerna Pharmaceuticals, Inc. (a)	35,963	865,270
Dyadic International, Inc. (a)(b)	16,719	103,323
Dynavax Technologies Corp. (a)(b)	56,832	321,101
Eagle Pharmaceuticals, Inc. (a)	6,810	398,249
Edge Therapeutics, Inc. (a)	742	1,736
Editas Medicine, Inc. (a)(b)	33,159	1,004,055
Eidos Therapeutics, Inc. (a)(b)	3,492	196,704
Eiger Biopharmaceuticals, Inc. (a)	15,605	205,206
Emergent BioSolutions, Inc. (a)	29,584	1,622,978
Enanta Pharmaceuticals, Inc. (a)(b)	11,159	710,382
Enochian Biosciences, Inc. (a)(b)	16,088	93,471
Epizyme, Inc. (a)(b)	53,187	878,649
Esperion Therapeutics, Inc. (a)(b)	16,629	854,065
Evelo Biosciences, Inc. (a)(b)	6,392	28,828
Exact Sciences Corp. (a)	93,530	7,576,865
Exelixis, Inc. (a)	203,859	3,390,175
Exicure, Inc. (a)(b)	54,440	184,007
Fate Therapeutics, Inc. (a)	40,774	636,890
Fibrocell Science, Inc. (a)	764	2,292
FibroGen, Inc. (a)	52,740	2,234,594
Five Prime Therapeutics, Inc. (a)	22,696	88,968
Flexion Therapeutics, Inc. (a)(b)	22,605	400,787
Fortress Biotech, Inc. (a)	23,538	48,488
Forty Seven, Inc. (a)	16,263	205,564
G1 Therapeutics, Inc. (a)(b)	19,143	413,489
Galectin Therapeutics, Inc. (a)(b)	26,209	84,655
Gemphire Therapeutics, Inc. (a)	3,973	1,404
Genocea Biosciences, Inc. (a)	12,239	30,598
Geron Corp. (a)(b)	122,015	174,481
Gilead Sciences, Inc.	853,390	57,381,944
Global Blood Therapeutics, Inc. (a)(b)	40,430	2,688,595
GlycoMimetics, Inc. (a)	21,677	127,461
Gossamer Bio, Inc.	25,402	647,751
Gritstone Oncology, Inc. (a)	11,994	104,468
Halozyme Therapeutics, Inc. (a)	82,108	1,592,074
Harpoon Therapeutics, Inc.	4,595	85,927
Heat Biologics, Inc. (a)	8,025	3,692
Hemispherx Biopharma, Inc. (a)	74	30
Heron Therapeutics, Inc. (a)(b)	50,529	1,291,521
Homology Medicines, Inc. (a)(b)	15,638	250,208
Hookipa Pharma, Inc.	6,212	62,803
iBio, Inc. (a)	1,190	132
Idera Pharmaceuticals, Inc. (a)(b)	11,574	20,255
Immunic, Inc. (a)	406	2,846
ImmunoGen, Inc. (a)	98,953	357,220
Immunomedics, Inc. (a)(b)	115,217	2,163,775
Incyte Corp. (a)	120,318	11,329,143
Infinity Pharmaceuticals, Inc. (a)	24,412	31,003
Inovio Pharmaceuticals, Inc. (a)(b)	59,349	149,559
Insmed, Inc. (a)	59,770	1,377,699
Intellia Therapeutics, Inc. (a)(b)	26,197	453,994
Intercept Pharmaceuticals, Inc. (a)(b)	16,945	1,836,330
Intrexon Corp. (a)(b)	45,634	254,181
Invitae Corp. (a)(b)	58,637	1,166,876
Ionis Pharmaceuticals, Inc. (a)	86,144	5,509,770
Iovance Biotherapeutics, Inc. (a)(b)	76,746	1,752,111
Ironwood Pharmaceuticals, Inc. Class A (a)	105,327	1,266,031
IsoRay, Inc. (a)(b)	16,817	10,090
Iveric Bio, Inc. (a)	14,847	50,183
Jounce Therapeutics, Inc. (a)	10,614	57,422
Kadmon Holdings, Inc. (a)	88,971	393,252
Kalvista Pharmaceuticals, Inc. (a)	6,551	94,858
Karuna Therapeutics, Inc. (a)	3,948	283,782
Karyopharm Therapeutics, Inc. (a)	36,389	637,535
Kezar Life Sciences, Inc. (a)	3,152	8,227
Kindred Biosciences, Inc. (a)	24,507	192,870
Kiniksa Pharmaceuticals Ltd. (a)	6,710	71,462
Kodiak Sciences, Inc. (a)(b)	12,921	382,462
Krystal Biotech, Inc. (a)(b)	7,503	423,995
Kura Oncology, Inc. (a)	26,511	422,585
La Jolla Pharmaceutical Co. (a)(b)	12,552	34,392
Leap Therapeutics, Inc. (a)(b)	17,779	12,801
Lexicon Pharmaceuticals, Inc. (a)(b)	27,788	98,092
Ligand Pharmaceuticals, Inc. Class B (a)(b)	11,794	1,332,722
LogicBio Therapeutics, Inc. (a)(b)	3,959	31,830
Macrogenics, Inc. (a)	35,911	340,077
Madrigal Pharmaceuticals, Inc. (a)(b)	5,497	608,463
Magenta Therapeutics, Inc. (a)(b)	10,896	144,263
MannKind Corp. (a)(b)	122,724	150,951
Marker Therapeutics, Inc. (a)(b)	18,701	62,461
Matinas BioPharma Holdings, Inc. (a)(b)	64,451	79,275
MediciNova, Inc. (a)(b)	26,891	191,464
MEI Pharma, Inc. (a)	18,333	35,933
Merrimack Pharmaceuticals, Inc. (b)	6,570	23,981
Mersana Therapeutics, Inc. (a)	23,073	88,831
Minerva Neurosciences, Inc. (a)	19,174	119,838
Miragen Therapeutics, Inc. (a)	11,641	9,313
Mirati Therapeutics, Inc. (a)	22,764	2,293,928
Mirum Pharmaceuticals, Inc. (a)	2,366	17,059
Moderna, Inc. (b)	139,480	2,839,813
Molecular Templates, Inc. (a)	9,678	126,104
Moleculin Biotech, Inc. (a)	11,050	11,271
Momenta Pharmaceuticals, Inc. (a)	66,781	1,121,921
Morphic Holding, Inc. (b)	5,008	79,527
Mustang Bio, Inc. (a)	21,501	68,158
Myriad Genetics, Inc. (a)	50,606	1,302,598
NanoViricides, Inc. (a)(b)	481	1,325
NantKwest, Inc. (a)(b)	22,405	38,537
Natera, Inc. (a)	42,897	1,565,312
Navidea Biopharmaceuticals, Inc. (a)	286	253
Neoleukin Therapeutics, Inc. (a)	12,242	68,310
Neon Therapeutics, Inc. (a)	2,917	3,325
Neubase Therapeutics, Inc. (a)	477	3,220
Neurocrine Biosciences, Inc. (a)	61,724	7,197,636
Neurotrope, Inc. (a)(b)	2,281	1,962
NewLink Genetics Corp. (a)	12,233	18,594
NextCure, Inc. (b)	3,771	180,292
Novavax, Inc. (a)(b)	13,562	65,776
OncoCyte Corp. (a)	17,782	31,296
OncoGenex Pharmaceuticals, Inc. (a)	29	26
OncoSec Medical, Inc. (a)	3,973	8,462
Oncternal Therapeutics, Inc. (a)(b)	2,013	11,273
Oncternal Therapeutics, Inc. rights (a)(c)	780	0
Opko Health, Inc. (a)(b)	281,161	447,046
Oragenics, Inc. (a)(b)	294	182
Organogenesis Holdings, Inc. Class A (a)	10,992	56,389
Organovo Holdings, Inc. (a)	99,452	50,134
Outlook Therapeutics, Inc. (a)(b)	287	298
OvaScience, Inc. (a)	1,181	8,987
Ovid Therapeutics, Inc. (a)(b)	19,910	84,817
Palatin Technologies, Inc. (a)(b)	172,465	142,284
PDL BioPharma, Inc. (a)	91,243	282,853
Pfenex, Inc. (a)	20,740	215,281
PhaseBio Pharmaceuticals, Inc. (a)	9,554	31,146
Pieris Pharmaceuticals, Inc. (a)	31,200	126,984
Polarityte, Inc. (a)(b)	11,218	36,346
Portola Pharmaceuticals, Inc. (a)(b)	47,122	1,345,333
Precision BioSciences, Inc. (a)(b)	5,548	98,588
Prevail Therapeutics, Inc. (b)	5,303	76,310
Principia Biopharma, Inc. (a)	12,410	444,650
Progenics Pharmaceuticals, Inc. (a)	62,613	326,840
Protagonist Therapeutics, Inc. (a)	16,817	146,308
Proteon Therapeutics, Inc. (a)	1,626	488
Proteostasis Therapeutics, Inc. (a)(b)	24,450	59,658
Prothena Corp. PLC (a)	27,709	355,229
PTC Therapeutics, Inc. (a)	39,665	1,862,668
Puma Biotechnology, Inc. (a)(b)	23,736	225,255
Ra Pharmaceuticals, Inc. (a)	23,437	1,095,211
Radius Health, Inc. (a)	28,590	640,416
Recro Pharma, Inc. (a)	11,148	184,388
Regeneron Pharmaceuticals, Inc. (a)	53,838	19,866,222
REGENXBIO, Inc. (a)	21,623	905,139
Regulus Therapeutics, Inc. (a)	2,109	1,750
Repligen Corp. (a)	31,146	2,764,208
Replimune Group, Inc. (a)	5,762	80,092
Retrophin, Inc. (a)(b)	27,001	374,504
Rexahn Pharmaceuticals, Inc. (a)	1,038	1,848
Rhythm Pharmaceuticals, Inc. (a)(b)	20,346	456,768
Rigel Pharmaceuticals, Inc. (a)	110,582	247,704
Rocket Pharmaceuticals, Inc. (a)(b)	21,371	375,916
Rubius Therapeutics, Inc. (a)(b)	23,169	178,401
Sage Therapeutics, Inc. (a)	34,797	5,385,532
Salarius Pharmaceuticals, Inc. (a)(b)	121	484
Salarius Pharmaceuticals, Inc. rights 12/31/19 (a)(c)	2,725	335
Sangamo Therapeutics, Inc. (a)(b)	80,023	864,248
Sarepta Therapeutics, Inc. (a)(b)	47,573	5,351,487
Savara, Inc. (a)	16,342	20,591
Scholar Rock Holding Corp. (a)(b)	10,352	88,096
Seattle Genetics, Inc. (a)	76,261	9,178,011
Selecta Biosciences, Inc. (a)(b)	20,347	33,369
Sellas Life Sciences Group, Inc. (a)(b)	2,078	9,559
Seneca Biopharma, Inc. (a)(b)	122	106
Seres Therapeutics, Inc. (a)	33,898	133,897
Sesen Bio, Inc. (a)	74,959	88,452
Solid Biosciences, Inc. (a)(b)	13,643	53,617
Sophiris Bio, Inc. (a)(b)	16,924	6,677
Sorrento Therapeutics, Inc. (a)(b)	64,459	188,220
Spark Therapeutics, Inc. (a)	23,615	2,624,571
Spectrum Pharmaceuticals, Inc. (a)	79,311	712,213
Spero Therapeutics, Inc. (a)	5,273	63,065
Spring Bank Pharmaceuticals, Inc. (a)	6,222	27,003
Stemline Therapeutics, Inc. (a)(b)	30,387	324,837
Stoke Therapeutics, Inc.	5,725	140,263
Sunesis Pharmaceuticals, Inc. (a)	49,268	21,185
Surface Oncology, Inc. (a)	2,983	6,264
Sutro Biopharma, Inc. (a)	7,303	80,917
Syndax Pharmaceuticals, Inc. (a)	13,566	98,896
Synlogic, Inc. (a)	10,050	21,507
Synthetic Biologics, Inc. (a)	714	287
Synthorx, Inc.	7,130	127,627
Syros Pharmaceuticals, Inc. (a)	23,416	119,422
T2 Biosystems, Inc. (a)(b)	23,454	31,897
TCR2 Therapeutics, Inc. (b)	10,411	176,466
Tenax Therapeutics, Inc. (a)	20	25
TG Therapeutics, Inc. (a)(b)	54,255	444,348
The Medicines Company (a)(b)	49,694	4,184,235
Tocagen, Inc. (a)(b)	13,530	8,862
TRACON Pharmaceuticals, Inc. (a)	121	436
Translate Bio, Inc. (a)(b)	29,198	293,440
Trevena, Inc. (a)	53,179	36,454
Trovagene, Inc. (a)	139	199
Turning Point Therapeutics, Inc.	10,180	572,320
Twist Bioscience Corp.	16,286	388,095
Tyme, Inc. (a)(b)	24,524	27,712
Ultragenyx Pharmaceutical, Inc. (a)	37,322	1,479,817
United Therapeutics Corp. (a)	29,565	2,727,667
UNITY Biotechnology, Inc. (a)(b)	20,844	160,916
Unum Therapeutics, Inc. (a)	4,804	3,533
Vanda Pharmaceuticals, Inc. (a)	37,536	627,977
Vaxart, Inc. (a)	1,235	401
VBI Vaccines, Inc. (a)	141,831	127,407
Veracyte, Inc. (a)	29,606	850,284
Verastem, Inc. (a)(b)	41,471	56,815
Vericel Corp. (a)	31,170	581,632
Vertex Pharmaceuticals, Inc. (a)	173,226	38,412,866
Viking Therapeutics, Inc. (a)(b)	46,990	343,967
VistaGen Therapeutics, Inc. (a)(b)	16,097	7,727
Voyager Therapeutics, Inc. (a)	17,127	233,612
vTv Therapeutics, Inc. Class A (a)(b)	1,569	2,322
X4 Pharmaceuticals, Inc. (a)	9,499	100,974
Xbiotech, Inc. (a)(b)	14,669	168,547
Xencor, Inc. (a)(b)	33,940	1,337,236
XOMA Corp. (a)	3,793	92,853
XOMA Corp. rights 12/18/19 (a)	254	0
Y-mAbs Therapeutics, Inc. (a)	11,321	382,084
Yield10 Bioscience, Inc. (a)	205	26
Zafgen, Inc. (a)(b)	19,735	15,985
ZIOPHARM Oncology, Inc. (a)(b)	113,443	591,038
		551,665,492
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	1,191,126	101,781,717
Abiomed, Inc. (a)	30,542	5,991,730
Accuray, Inc. (a)	59,553	183,423
Akers Biosciences, Inc. (a)(b)	229	1,788
Align Technology, Inc. (a)	48,956	13,577,457
Alphatec Holdings, Inc. (a)	24,775	174,664
Angiodynamics, Inc. (a)	25,183	387,063
Antares Pharma, Inc. (a)	106,462	503,565
Apollo Endosurgery, Inc. (a)	30	88
Atossa Genetics, Inc. (a)(b)	10,240	14,029
Atricure, Inc. (a)	26,636	792,421
Atrion Corp.	993	699,767
Avanos Medical, Inc. (a)(b)	32,091	1,112,274
Avinger, Inc. (a)(b)	178	269
AxoGen, Inc. (a)	23,952	415,088
Axonics Modulation Technologies, Inc. (a)(b)	7,036	171,608
Baxter International, Inc.	343,898	28,189,319
Becton, Dickinson & Co.	181,917	47,025,545
Bellerophon Therapeutics, Inc. (a)	10,905	4,689
BioLase Technology, Inc. (a)(b)	1,838	1,075
BioLife Solutions, Inc. (a)(b)	7,042	117,954
BioSig Technologies, Inc. (a)(b)	11,983	81,365
Boston Scientific Corp. (a)	938,627	40,595,618
Bovie Medical Corp. (a)	17,133	136,721
Cantel Medical Corp. (b)	24,796	1,906,812
Cardiovascular Systems, Inc. (a)	24,262	1,105,377
Cerus Corp. (a)	100,013	434,056
Chembio Diagnostics, Inc. (a)	15,272	63,379
Co.-Diagnostics, Inc. (a)(b)	2,338	2,081
ConforMis, Inc. (a)	41,372	76,952
CONMED Corp.	19,068	2,159,832
Cryolife, Inc. (a)	26,251	649,187
CryoPort, Inc. (a)(b)	24,724	389,403
Cutera, Inc. (a)	9,575	366,723
CytoSorbents Corp. (a)(b)	14,771	58,936
Danaher Corp. (b)	430,234	62,805,559
Dare Bioscience, Inc. (a)	5,086	4,120
Dentsply Sirona, Inc.	151,074	8,541,724
DexCom, Inc. (a)	61,439	13,965,699
Edwards Lifesciences Corp. (a)	140,125	34,322,218
Ekso Bionics Holdings, Inc. (a)(b)	33,406	19,205
electroCore, Inc. (a)(b)	8,430	12,729
Electromed, Inc. (a)	892	8,795
Endologix, Inc. (a)(b)	11,850	30,810
ENDRA Life Sciences, Inc. (a)(b)	985	827
Fonar Corp. (a)	4,350	86,435
Genmark Diagnostics, Inc. (a)	35,816	199,853
Glaukos Corp. (a)(b)	26,032	1,669,432
Globus Medical, Inc. (a)	51,825	2,899,609
Haemonetics Corp. (a)	34,250	4,130,550
Helius Medical Technologies, Inc. (U.S.) (a)(b)	7,841	4,061
Heska Corp. (a)	4,796	458,018
Hill-Rom Holdings, Inc.	44,943	4,818,339
Hologic, Inc. (a)	179,682	9,221,280
ICU Medical, Inc. (a)	13,078	2,451,863
IDEXX Laboratories, Inc. (a)	58,002	14,592,143
Inogen, Inc. (a)	12,582	926,161
Insulet Corp. (a)	40,620	7,543,134
Integer Holdings Corp. (a)	21,910	1,661,874
Integra LifeSciences Holdings Corp. (a)	47,873	2,919,774
IntriCon Corp. (a)	4,432	83,410
Intuitive Surgical, Inc. (a)	77,632	46,028,013
Invacare Corp.	22,398	195,535
InVivo Therapeutics Holdings Corp. (a)(b)	545	78
IRadimed Corp. (a)	3,015	66,270
iRhythm Technologies, Inc. (a)	18,057	1,301,729
Iridex Corp. (a)	12,154	26,374
Kewaunee Scientific Corp.	406	6,898
Lantheus Holdings, Inc. (a)	26,116	545,824
LeMaitre Vascular, Inc.	11,445	407,099
LivaNova PLC (a)	32,622	2,732,419
Masimo Corp. (a)	33,008	5,118,551
Medtronic PLC	904,347	100,735,212
Meridian Bioscience, Inc.	28,441	260,235
Merit Medical Systems, Inc. (a)	37,936	1,062,208
Mesa Laboratories, Inc. (b)	2,807	657,175
Microbot Medical, Inc. (a)(b)	2,114	10,507
Milestone Scientific, Inc. (a)(b)	8,469	11,179
Misonix, Inc. (a)	5,424	111,572
Motus GI Holdings, Inc. (a)(b)	19,367	36,604
Myomo, Inc. (a)	3,259	1,695
Natus Medical, Inc. (a)	23,216	742,680
Neogen Corp. (a)	35,327	2,351,718
Neuronetics, Inc. (a)	7,250	31,320
Nevro Corp. (a)	20,790	2,323,906
NuVasive, Inc. (a)	35,094	2,535,191
Obalon Therapeutics, Inc. (a)	21	38
OraSure Technologies, Inc. (a)	44,885	363,569
Orthofix International NV (a)	13,344	605,818
OrthoPediatrics Corp. (a)(b)	6,401	251,815
Penumbra, Inc. (a)	21,562	3,814,749
Predictive Oncology, Inc. (a)(b)	568	1,755
Pro-Dex, Inc. (a)	1,899	26,643
Pulse Biosciences, Inc. (a)(b)	6,592	95,716
Quidel Corp. (a)	25,821	1,771,837
ResMed, Inc.	96,867	14,491,303
Retractable Technologies, Inc. (a)	1,547	2,166
Rockwell Medical Technologies, Inc. (a)	34,323	78,256
RTI Biologics, Inc. (a)	40,499	74,923
Seaspine Holdings Corp. (a)	7,677	101,567
Second Sight Medical Products, Inc. (a)(b)	13,821	12,438
Senseonics Holdings, Inc. (a)(b)	126,250	131,300
Shockwave Medical, Inc. (a)(b)	4,413	172,813
SI-BONE, Inc. (a)	10,347	184,073
Sientra, Inc. (a)	32,614	279,176
Silk Road Medical, Inc.	4,929	177,543
Sintx Technologies, Inc. (a)	57	88
Soliton, Inc. (b)	4,965	56,402
Staar Surgical Co. (a)(b)	19,996	737,053
STERIS PLC	57,023	8,618,456
STRATA Skin Sciences, Inc. (a)	2,761	6,847
Stryker Corp.	216,189	44,288,479
SurModics, Inc. (a)	9,856	404,490
Tactile Systems Technology, Inc. (a)(b)	12,720	816,751
Tandem Diabetes Care, Inc. (a)	37,500	2,588,625
Teleflex, Inc.	31,163	11,011,134
The Cooper Companies, Inc.	33,385	10,452,510
Thermogenesis Holdings, Inc. (a)	24	81
TransEnterix, Inc. (a)(b)	122,538	24,630
TransMedics Group, Inc. (b)	5,180	97,125
Utah Medical Products, Inc.	2,765	295,357
Valeritas Holdings, Inc. (a)(b)	2,044	3,332
Vapotherm, Inc.	10,091	111,606
Varex Imaging Corp. (a)	25,936	776,524
Varian Medical Systems, Inc. (a)	61,310	8,198,986
Vermillion, Inc. (a)	17,295	13,577
ViewRay, Inc. (a)(b)	40,903	135,798
VolitionRx Ltd. (a)(b)	17,143	92,229
West Pharmaceutical Services, Inc.	49,649	7,299,892
Wright Medical Group NV (a)	85,176	2,535,690
Zimmer Biomet Holdings, Inc.	138,358	20,100,650
Zosano Pharma Corp. (a)(b)	6,582	12,308
Zynex, Inc. (b)	11,654	122,367
		731,288,074
Health Care Providers & Services - 2.6%
Acadia Healthcare Co., Inc. (a)(b)	59,505	1,913,681
Addus HomeCare Corp. (a)	8,793	819,596
Amedisys, Inc. (a)	21,603	3,520,425
American Renal Associates Holdings, Inc. (a)	11,065	104,675
AmerisourceBergen Corp.	102,446	9,006,028
AMN Healthcare Services, Inc. (a)(b)	31,353	1,864,563
Anthem, Inc.	172,414	49,769,025
Apollo Medical Holdings, Inc. (a)(b)	16,534	302,076
BioScrip, Inc. (a)	94,280	293,211
BioTelemetry, Inc. (a)	22,732	1,052,719
Brookdale Senior Living, Inc. (a)	126,543	903,517
Caladrius Biosciences, Inc. (a)	2,809	7,556
Capital Senior Living Corp. (a)(b)	15,844	60,524
Cardinal Health, Inc.	200,768	11,048,263
Catasys, Inc. (a)(b)	4,986	76,784
Centene Corp. (a)	278,677	16,851,598
Chemed Corp.	10,715	4,607,664
Cigna Corp.	254,503	50,880,240
Community Health Systems, Inc. (a)(b)	76,574	245,037
Corvel Corp. (a)	6,513	537,388
Covetrus, Inc. (a)(b)	67,010	958,913
Cross Country Healthcare, Inc. (a)	27,551	332,541
CVS Health Corp.	876,389	65,965,800
DaVita HealthCare Partners, Inc. (a)	61,065	4,382,635
Diplomat Pharmacy, Inc. (a)	37,121	191,173
Encompass Health Corp.	66,391	4,694,508
Enzo Biochem, Inc. (a)	29,748	78,832
Five Star Sr Living, Inc. (a)(b)	2,067	9,818
Fulgent Genetics, Inc. (a)	4,945	56,373
Genesis HealthCare, Inc. Class A (a)(b)	29,046	48,797
Guardant Health, Inc. (a)	26,920	2,090,876
Hanger, Inc. (a)	25,419	665,978
HCA Holdings, Inc.	179,137	24,839,136
HealthEquity, Inc. (a)(b)	47,589	2,992,872
Henry Schein, Inc. (a)	99,834	6,878,563
Humana, Inc.	91,042	31,066,262
InfuSystems Holdings, Inc. (a)	2,287	19,119
Interpace Diagnostics Group, Inc. (a)(b)	23,087	11,079
Laboratory Corp. of America Holdings (a)	65,803	11,337,199
LHC Group, Inc. (a)	19,949	2,661,197
Magellan Health Services, Inc. (a)	15,114	1,174,811
McKesson Corp.	124,587	18,020,264
MEDNAX, Inc. (a)	58,326	1,523,475
Molina Healthcare, Inc. (a)	42,218	5,720,539
National Healthcare Corp.	8,047	683,995
National Research Corp. Class A	8,167	526,853
Owens & Minor, Inc.	42,673	282,495
Patterson Companies, Inc.	59,014	1,148,412
Pennant Group, Inc. (a)	16,974	397,531
PetIQ, Inc. Class A (a)(b)	12,533	288,259
Precipio, Inc. (a)(b)	4,545	9,590
Premier, Inc. (a)(b)	42,686	1,517,060
Providence Service Corp. (a)	7,844	468,208
Psychemedics Corp.	803	7,291
Quest Diagnostics, Inc.	90,682	9,662,167
Quorum Health Corp. (a)(b)	18,177	10,739
R1 RCM, Inc. (a)	70,062	903,099
RadNet, Inc. (a)	28,018	536,825
Select Medical Holdings Corp. (a)	73,475	1,624,532
Sharps Compliance Corp. (a)	3,740	15,745
Surgery Partners, Inc. (a)(b)	12,838	176,908
Tenet Healthcare Corp. (a)	69,594	2,240,927
The Ensign Group, Inc.	33,754	1,465,936
The Joint Corp. (a)	6,851	131,197
Tivity Health, Inc. (a)	29,079	658,639
Triple-S Management Corp.	16,515	316,262
U.S. Physical Therapy, Inc.	8,574	1,001,958
UnitedHealth Group, Inc.	638,718	178,758,007
Universal Health Services, Inc. Class B	54,706	7,630,940
Wellcare Health Plans, Inc. (a)	33,864	10,906,578
		560,955,483
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	115,058	1,240,325
Castlight Health, Inc. Class B (a)	44,659	62,076
Cerner Corp.	214,047	15,323,625
Change Healthcare, Inc. (b)	32,010	428,294
Computer Programs & Systems, Inc.	8,169	217,214
Evolent Health, Inc. (a)(b)	53,526	385,922
Health Catalyst, Inc. (b)	5,942	236,076
HealthStream, Inc. (a)	18,960	552,305
HMS Holdings Corp. (a)	59,742	1,804,208
HTG Molecular Diagnostics (a)(b)	18,842	12,436
iCAD, Inc. (a)	11,486	86,260
Inovalon Holdings, Inc. Class A (a)(b)	51,557	928,026
Inspire Medical Systems, Inc. (a)	9,705	688,667
Livongo Health, Inc. (b)	8,597	245,530
NantHealth, Inc. (a)	16,723	19,733
Nextgen Healthcare, Inc. (a)	32,169	592,553
Omnicell, Inc. (a)	28,510	2,280,515
OptimizeRx Corp. (a)(b)	7,641	81,759
Phreesia, Inc. (b)	6,245	175,609
Simulations Plus, Inc.	8,597	287,312
Tabula Rasa HealthCare, Inc. (a)(b)	13,518	603,038
Teladoc Health, Inc. (a)(b)	48,330	4,047,154
Veeva Systems, Inc. Class A (a)	87,528	13,057,427
Vocera Communications, Inc. (a)(b)	22,023	477,899
		43,833,963
Life Sciences Tools & Services - 1.0%
Accelerate Diagnostics, Inc. (a)(b)	17,374	259,568
Adaptive Biotechnologies Corp. (b)	10,919	296,888
Agilent Technologies, Inc.	208,428	16,834,730
Avantor, Inc.	149,950	2,568,644
Bio-Rad Laboratories, Inc. Class A (a)	14,493	5,353,424
Bio-Techne Corp.	25,683	5,605,315
Bioanalytical Systems, Inc. (a)	1,887	8,907
Bruker Corp.	68,716	3,517,572
Cambrex Corp. (a)	22,535	1,351,424
Champions Oncology, Inc. (a)	2,848	16,404
Charles River Laboratories International, Inc. (a)	32,828	4,768,267
ChromaDex, Inc. (a)(b)	16,683	60,726
Codexis, Inc. (a)	33,138	514,965
Fluidigm Corp. (a)	51,730	130,360
Harvard Bioscience, Inc. (a)	19,251	55,828
Illumina, Inc. (a)	99,055	31,772,882
IQVIA Holdings, Inc. (a)	122,679	17,908,680
Luminex Corp.	29,858	630,900
Medpace Holdings, Inc. (a)	18,449	1,414,485
Mettler-Toledo International, Inc. (a)	16,562	11,914,868
Nanostring Technologies, Inc. (a)	23,173	623,817
NeoGenomics, Inc. (a)	70,013	1,807,036
Pacific Biosciences of California, Inc. (a)	99,179	509,780
PerkinElmer, Inc.	74,699	6,939,537
Personalis, Inc. (a)	7,316	65,112
PRA Health Sciences, Inc. (a)	42,213	4,593,197
Quanterix Corp. (a)	9,272	234,860
Syneos Health, Inc. (a)	41,852	2,298,093
Thermo Fisher Scientific, Inc.	269,927	84,743,582
Waters Corp. (a)	44,945	9,980,936
		216,780,787
Pharmaceuticals - 4.0%
AcelRx Pharmaceuticals, Inc. (a)(b)	45,302	84,262
Acer Therapeutics, Inc. (a)(b)	2,754	9,584
Aclaris Therapeutics, Inc. (a)(b)	29,349	48,132
Adamis Pharmaceuticals Corp. (a)(b)	28,243	16,457
Adial Pharmaceuticals, Inc. (a)	5,339	7,795
Aerie Pharmaceuticals, Inc. (a)(b)	29,303	556,464
Aerpio Pharmaceuticals, Inc. (a)	7,355	4,542
Agile Therapeutics, Inc. (a)	31,127	65,367
Akcea Therapeutics, Inc. (a)(b)	10,239	199,353
Akorn, Inc. (a)	62,592	228,461
Alimera Sciences, Inc. (a)(b)	433	2,451
Allergan PLC	221,055	40,881,912
Amneal Pharmaceuticals, Inc. (a)	78,218	294,100
Amphastar Pharmaceuticals, Inc. (a)	23,258	453,764
Ampio Pharmaceuticals, Inc. (a)(b)	59,805	28,084
ANI Pharmaceuticals, Inc. (a)	6,432	396,340
Aquestive Therapeutics, Inc. (a)(b)	4,917	38,303
Arvinas Holding Co. LLC (a)	10,056	386,150
Assertio Therapeutics, Inc. (a)(b)	40,466	30,754
Avenue Therapeutics, Inc. (a)	247	1,457
Axsome Therapeutics, Inc. (a)(b)	16,833	662,715
Aytu BioScience, Inc. (a)(b)	419	351
Biodelivery Sciences International, Inc. (a)	55,426	378,005
BioPharmX Corp. (a)	100	29
Bristol-Myers Squibb Co.	1,579,896	89,959,278
Cara Therapeutics, Inc. (a)(b)	29,524	767,034
Cassava Sciences, Inc. (a)	1,454	2,152
Catalent, Inc. (a)	98,330	5,112,177
Cerecor, Inc. (a)	10,128	38,183
Chiasma, Inc. (a)(b)	25,691	137,447
Clearside Biomedical, Inc. (a)	17,453	25,132
Collegium Pharmaceutical, Inc. (a)	20,387	443,010
ContraVir Pharmaceuticals, Inc. (a)	79	552
Corcept Therapeutics, Inc. (a)(b)	70,570	905,413
CorMedix, Inc. (a)(b)	15,221	93,305
Cumberland Pharmaceuticals, Inc. (a)	2,110	10,107
CymaBay Therapeutics, Inc. (a)	46,573	81,968
Dermira, Inc. (a)	30,456	247,912
Durect Corp. (a)	126,227	268,864
Elanco Animal Health, Inc. (a)	251,490	6,968,788
Elanco Animal Health, Inc. rights (a)(c)	26,032	0
Eli Lilly & Co.	572,679	67,203,881
Eloxx Pharmaceuticals, Inc. (a)	16,116	84,126
Endo International PLC (a)	139,492	708,619
Eton Pharmaceuticals, Inc. (a)(b)	4,759	30,458
Evofem Biosciences, Inc. (a)(b)	16,152	98,689
Evolus, Inc. (a)(b)	14,486	202,659
Eyenovia, Inc. (a)(b)	6,934	29,747
Eyepoint Pharmaceuticals, Inc. (a)(b)	31,912	49,144
Fulcrum Therapeutics, Inc.	934	11,535
Harrow Health, Inc. (a)	12,395	77,469
Horizon Pharma PLC (a)	125,579	4,116,480
Innovate Biopharmaceuticals, Inc. (a)(b)	7,756	6,050
Innoviva, Inc. (a)	45,039	607,126
Intersect ENT, Inc. (a)	22,388	485,372
Intra-Cellular Therapies, Inc. (a)	34,172	331,810
Jazz Pharmaceuticals PLC (a)	38,126	5,761,601
Johnson & Johnson	1,778,791	244,565,975
Kala Pharmaceuticals, Inc. (a)(b)	14,745	61,487
Kaleido Biosciences, Inc. (a)(b)	8,239	71,762
KemPharm, Inc. (a)(b)	12,610	5,675
Lannett Co., Inc. (a)(b)	22,618	199,491
Lipocine, Inc. (a)	9,526	4,240
Liquidia Technologies, Inc. (a)	6,101	26,539
Mallinckrodt PLC (a)(b)	54,231	204,451
Marinus Pharmaceuticals, Inc. (a)(b)	36,528	48,217
Melinta Therapeutics, Inc. (a)(b)	5,081	8,231
Menlo Therapeutics, Inc. (a)	4,252	16,838
Merck & Co., Inc.	1,725,715	150,447,834
Mylan NV (a)	347,327	6,522,801
MyoKardia, Inc. (a)	31,076	2,024,601
Nektar Therapeutics (a)(b)	118,142	2,397,101
Neos Therapeutics, Inc. (a)(b)	25,814	42,851
NGM Biopharmaceuticals, Inc. (b)	4,964	81,807
NovaBay Pharmaceuticals, Inc. (a)(b)	180	106
Novan, Inc. (a)(b)	17,491	34,807
Novus Therapeutics, Inc. (a)	1,349	839
Ocular Therapeutix, Inc. (a)(b)	24,462	97,603
Odonate Therapeutics, Inc. (a)(b)	7,919	272,255
Omeros Corp. (a)(b)	30,960	458,208
Onconova Therapeutics, Inc. (a)(b)	2,654	499
Opiant Pharmaceuticals, Inc. (a)(b)	615	8,807
OptiNose, Inc. (a)(b)	11,861	110,782
Osmotica Pharmaceuticals PLC (a)	3,361	22,468
Otonomy, Inc. (a)	11,288	28,333
Pacira Biosciences, Inc. (a)	28,774	1,329,934
Paratek Pharmaceuticals, Inc. (a)(b)	16,937	49,625
Perrigo Co. PLC	91,473	4,686,162
Pfizer, Inc.	3,727,660	143,589,463
Phibro Animal Health Corp. Class A	14,303	346,991
Plx Pharma PLC/New (a)	85	412
Prestige Brands Holdings, Inc. (a)	34,016	1,284,784
Provention Bio, Inc. (a)(b)	21,696	216,092
Pulmatrix, Inc. (a)	556	456
Reata Pharmaceuticals, Inc. (a)(b)	17,188	3,353,894
resTORbio, Inc. (a)(b)	13,508	16,210
Revance Therapeutics, Inc. (a)(b)	27,291	488,509
scPharmaceuticals, Inc. (a)	1,673	7,194
SCYNEXIS, Inc. (a)	36,685	39,620
Seelos Therapeutics, Inc. (b)	13,634	11,727
SIGA Technologies, Inc. (a)	33,486	164,081
Strongbridge Biopharma PLC (a)	14,851	26,880
Supernus Pharmaceuticals, Inc. (a)	36,292	848,507
Teligent, Inc. (a)(b)	41,426	24,967
Tetraphase Pharmaceuticals, Inc. (a)	1,302	3,385
TherapeuticsMD, Inc. (a)(b)	146,389	367,436
Theravance Biopharma, Inc. (a)	29,381	639,331
Titan Pharmaceuticals, Inc. (a)	554	84
Trevi Therapeutics, Inc.	6,693	23,559
Tricida, Inc. (a)(b)	18,101	723,316
Urovant Sciences Ltd. (a)(b)	5,847	66,071
Verrica Pharmaceuticals, Inc. (a)(b)	9,469	142,698
VIVUS, Inc. (a)	6,184	17,192
WAVE Life Sciences (a)(b)	11,865	393,325
Xeris Pharmaceuticals, Inc. (a)(b)	19,890	177,618
Zoetis, Inc. Class A	321,779	38,780,805
Zogenix, Inc. (a)(b)	27,693	1,323,172
Zynerba Pharmaceuticals, Inc. (a)(b)	12,762	80,783
		836,629,811

TOTAL HEALTH CARE		2,941,153,610

INDUSTRIALS - 10.0%
Aerospace & Defense - 2.4%
AAR Corp.	22,259	994,755
Aerojet Rocketdyne Holdings, Inc. (a)	49,521	2,188,828
AeroVironment, Inc. (a)	15,032	922,063
Arconic, Inc.	260,895	8,077,309
Arotech Corp. (a)	9,484	28,452
Astronics Corp. (a)	15,595	454,594
Astrotech Corp. (a)	513	1,077
Axon Enterprise, Inc. (a)(b)	39,906	2,945,063
BWX Technologies, Inc. (b)	64,076	3,852,890
CPI Aerostructures, Inc. (a)	11,576	79,759
Cubic Corp. (b)	20,942	1,247,096
Curtiss-Wright Corp.	28,870	3,964,140
Ducommun, Inc. (a)	7,246	354,184
General Dynamics Corp.	157,520	28,627,685
Harris Corp.	150,516	30,267,262
HEICO Corp.	38,658	5,021,288
HEICO Corp. Class A	33,424	3,357,107
Hexcel Corp.	57,334	4,565,506
Huntington Ingalls Industries, Inc.	27,797	6,995,671
Innovative Solutions & Support, Inc. (a)	6,449	28,827
Kratos Defense & Security Solutions, Inc. (a)	61,897	1,117,860
Lockheed Martin Corp.	167,420	65,466,243
Maxar Technologies, Inc. (b)	41,828	435,011
Mercury Systems, Inc. (a)	37,329	2,734,349
Micronet Enertec Technologies, Inc. (a)	116	109
Moog, Inc. Class A	21,995	1,888,711
National Presto Industries, Inc. (b)	3,298	293,456
Northrop Grumman Corp.	106,027	37,297,118
Park Aerospace Corp.	15,096	246,216
Parsons Corp.	13,097	524,273
Raytheon Co.	187,665	40,802,124
SIFCO Industries, Inc. (a)	263	684
Spirit AeroSystems Holdings, Inc. Class A	69,753	6,067,813
Teledyne Technologies, Inc. (a)	24,492	8,376,019
Textron, Inc.	154,975	7,166,044
The Boeing Co.	360,283	131,928,429
TransDigm Group, Inc.	33,447	18,967,794
Triumph Group, Inc.	34,567	957,852
United Technologies Corp.	546,672	81,093,324
Vectrus, Inc. (a)	7,448	379,401
Wesco Aircraft Holdings, Inc. (a)	46,636	511,131
		510,227,517
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)(b)	40,267	990,971
Atlas Air Worldwide Holdings, Inc. (a)	17,076	445,513
C.H. Robinson Worldwide, Inc.	91,015	6,994,503
Echo Global Logistics, Inc. (a)	20,286	406,329
Expeditors International of Washington, Inc.	114,795	8,582,074
FedEx Corp.	161,437	25,837,992
Forward Air Corp.	19,452	1,362,224
Hub Group, Inc. Class A (a)	22,547	1,151,475
Radiant Logistics, Inc.	23,235	124,307
United Parcel Service, Inc. Class B	470,569	56,341,226
XPO Logistics, Inc. (a)	62,135	5,137,943
		107,374,557
Airlines - 0.4%
Alaska Air Group, Inc.	83,331	5,750,672
Allegiant Travel Co.	8,862	1,504,147
American Airlines Group, Inc.	266,457	7,657,974
Delta Air Lines, Inc.	389,440	22,318,806
Hawaiian Holdings, Inc.	31,883	965,736
JetBlue Airways Corp. (a)	199,593	3,846,157
Mesa Air Group, Inc. (a)	20,643	150,075
SkyWest, Inc.	34,557	2,164,650
Southwest Airlines Co.	325,750	18,776,230
Spirit Airlines, Inc. (a)	46,778	1,827,616
United Continental Holdings, Inc. (a)	148,552	13,785,626
		78,747,689
Building Products - 0.4%
A.O. Smith Corp.	93,138	4,507,879
AAON, Inc. (b)	28,357	1,399,985
Advanced Drain Systems, Inc.	33,773	1,288,778
Allegion PLC	62,872	7,546,526
American Woodmark Corp. (a)	10,376	1,067,690
Apogee Enterprises, Inc.	18,455	705,719
Armstrong Flooring, Inc. (a)	15,701	62,961
Armstrong World Industries, Inc.	32,800	3,149,456
Builders FirstSource, Inc. (a)	77,694	1,974,205
Continental Building Products, Inc. (a)	23,119	850,548
CSW Industrials, Inc.	10,536	777,873
Fortune Brands Home & Security, Inc.	93,924	5,941,632
Gibraltar Industries, Inc. (a)	21,796	1,138,187
Griffon Corp. (b)	29,094	617,375
Insteel Industries, Inc.	11,184	260,923
Jeld-Wen Holding, Inc. (a)	45,487	1,034,829
Johnson Controls International PLC	536,435	22,975,511
Lennox International, Inc.	23,729	6,071,065
Masco Corp.	194,822	9,068,964
Masonite International Corp. (a)(b)	17,061	1,224,980
NCI Building Systems, Inc. (a)	31,918	220,234
Owens Corning	73,202	4,908,926
Patrick Industries, Inc.	14,919	738,789
PGT, Inc. (a)	39,787	572,137
Quanex Building Products Corp.	22,541	438,648
Resideo Technologies, Inc. (a)	82,702	808,826
Simpson Manufacturing Co. Ltd.	27,407	2,225,448
Tecogen, Inc. New (a)	670	1,568
Trex Co., Inc. (a)	39,367	3,387,924
Universal Forest Products, Inc.	41,403	2,053,589
		87,021,175
Commercial Services & Supplies - 0.6%
ABM Industries, Inc. (b)	44,709	1,698,495
ACCO Brands Corp.	69,203	633,207
Acme United Corp.	1,572	34,883
ADS Waste Holdings, Inc. (a)	47,110	1,552,275
ADT, Inc. (b)	70,611	652,446
Aqua Metals, Inc. (a)(b)	44,958	60,693
ARC Document Solutions, Inc. (a)	19,899	22,287
Brady Corp. Class A	33,296	1,897,872
BrightView Holdings, Inc. (a)	21,832	350,185
Casella Waste Systems, Inc. Class A (a)	30,398	1,419,891
CECO Environmental Corp. (a)	21,163	166,553
Charah Solutions, Inc. (a)	3,727	8,721
Cintas Corp.	55,870	14,361,942
Clean Harbors, Inc. (a)	34,637	2,862,748
Copart, Inc. (a)	135,665	12,074,185
Covanta Holding Corp.	81,334	1,196,423
Deluxe Corp.	28,807	1,471,462
Document Security Systems, Inc. (a)(b)	1,461	400
Ennis, Inc.	17,281	356,680
Fuel Tech, Inc. (a)	15,310	14,889
Healthcare Services Group, Inc. (b)	51,046	1,283,807
Heritage-Crystal Clean, Inc. (a)	8,635	267,081
Herman Miller, Inc.	39,560	1,890,177
HNI Corp.	28,781	1,130,805
Hudson Technologies, Inc. (a)(b)	22,452	15,380
IAA Spinco, Inc. (a)	89,996	4,079,519
Industrial Services of America, Inc. (a)	478	526
Interface, Inc.	39,337	660,468
KAR Auction Services, Inc.	90,371	1,908,636
Kimball International, Inc. Class B	25,178	538,306
Knoll, Inc.	33,475	922,571
LSC Communications, Inc.	22,229	9,594
Matthews International Corp. Class A	21,248	814,861
McGrath RentCorp.	16,900	1,239,446
Mobile Mini, Inc.	30,722	1,166,207
MSA Safety, Inc.	23,969	2,970,478
NL Industries, Inc. (a)	2,768	11,736
Odyssey Marine Exploration, Inc. (a)(b)	5,710	19,471
Performant Financial Corp. (a)	9,150	8,693
Perma-Fix Environmental Services, Inc. (a)	4,796	34,052
PICO Holdings, Inc. (a)	11,940	131,101
Pitney Bowes, Inc. (b)	116,314	547,839
Quad/Graphics, Inc. (b)	21,428	96,212
Quest Resource Holding Corp. (a)	878	2,309
R.R. Donnelley & Sons Co.	44,014	174,736
Republic Services, Inc.	143,056	12,681,914
Rollins, Inc.	94,916	3,402,739
SP Plus Corp. (a)	15,548	681,780
Steelcase, Inc. Class A	61,763	1,119,146
Stericycle, Inc. (a)(b)	61,434	3,859,284
Team, Inc. (a)(b)	20,837	336,934
Tetra Tech, Inc.	36,834	3,252,074
The Brink's Co.	33,577	3,122,661
U.S. Ecology, Inc.	17,803	978,987
UniFirst Corp.	10,506	2,166,863
Viad Corp.	14,226	894,815
Virco Manufacturing Co.	791	3,045
VSE Corp.	5,737	234,012
Waste Management, Inc.	263,095	29,706,056
		123,200,558
Construction & Engineering - 0.2%
AECOM (a)	105,837	4,585,917
Aegion Corp. (a)	21,468	464,997
Ameresco, Inc. Class A (a)	11,261	184,117
Arcosa, Inc.	33,343	1,307,379
Argan, Inc. (b)	9,369	343,280
Comfort Systems U.S.A., Inc.	25,340	1,294,874
Concrete Pumping Holdings, Inc. (a)	19,351	92,885
Construction Partners, Inc. Class A (a)	22,205	439,659
Dycom Industries, Inc. (a)	21,686	1,128,756
EMCOR Group, Inc.	37,731	3,355,418
Fluor Corp.	95,541	1,666,235
Goldfield Corp. (a)	12,137	32,649
Granite Construction, Inc. (b)	32,457	836,092
Great Lakes Dredge & Dock Corp. (a)	44,303	473,156
HC2 Holdings, Inc. (a)(b)	26,675	57,085
Ies Holdings, Inc. (a)	4,813	104,394
Infrastructure and Energy Alternatives, Inc. (a)(b)	2,640	8,052
Jacobs Engineering Group, Inc.	91,178	8,396,582
Limbach Holdings, Inc. (a)	4,235	12,620
MasTec, Inc. (a)	40,565	2,691,082
MYR Group, Inc. (a)	11,307	388,509
Northwest Pipe Co. (a)	5,850	200,831
NV5 Holdings, Inc. (a)	7,084	340,670
Orion Group Holdings, Inc. (a)	21,541	118,691
Primoris Services Corp.	31,043	683,567
Quanta Services, Inc.	95,236	3,965,627
Sterling Construction Co., Inc. (a)	17,095	249,074
Tutor Perini Corp. (a)(b)	26,479	421,810
Valmont Industries, Inc.	14,838	2,123,911
Williams Scotsman Corp. (a)	36,126	641,598
		36,609,517
Electrical Equipment - 0.6%
Acuity Brands, Inc.	26,878	3,515,105
Allied Motion Technologies, Inc.	5,178	231,974
American Superconductor Corp. (a)(b)	12,438	103,857
AMETEK, Inc.	153,816	15,229,322
Atkore International Group, Inc. (a)	31,323	1,306,796
AZZ, Inc.	17,786	677,113
Babcock & Wilcox Enterprises, Inc. (a)(b)	21,533	74,504
Bloom Energy Corp. Class A (a)(b)	13,648	88,985
Broadwind Energy, Inc. (a)	4,699	6,861
Capstone Turbine Corp. (a)(b)	3,436	13,744
Eaton Corp. PLC	283,114	26,188,045
Emerson Electric Co.	414,388	30,606,698
Encore Wire Corp.	14,638	853,981
Energous Corp. (a)(b)	11,107	23,325
Energy Focus, Inc. (a)	2,359	944
EnerSys	28,669	2,011,704
Espey Manufacturing & Electronics Corp.	594	12,914
FuelCell Energy, Inc. (a)	111,220	75,385
Generac Holdings, Inc. (a)	42,003	4,137,296
GrafTech International Ltd. (b)	41,118	579,353
Hubbell, Inc. Class B	36,785	5,408,131
Ideal Power, Inc. (a)(b)	1,124	2,934
LSI Industries, Inc.	14,363	77,991
nVent Electric PLC	104,733	2,587,952
Orion Energy Systems, Inc. (a)	12,049	35,304
Plug Power, Inc. (a)(b)	155,820	607,698
Powell Industries, Inc.	6,144	255,529
Preformed Line Products Co.	1,722	123,812
Regal Beloit Corp.	28,267	2,310,262
Rockwell Automation, Inc.	78,792	15,430,625
Sensata Technologies, Inc. PLC (a)	108,813	5,602,781
Sunrun, Inc. (a)	53,205	738,485
Sunworks, Inc. (a)(b)	536	632
Thermon Group Holdings, Inc. (a)	22,474	589,718
TPI Composites, Inc. (a)(b)	21,412	386,487
Ultralife Corp. (a)	8,093	68,548
Vicor Corp. (a)	12,767	524,341
Vivint Solar, Inc. (a)	28,707	210,996
		120,700,132
Industrial Conglomerates - 1.2%
3M Co.	387,631	65,808,115
Carlisle Companies, Inc.	38,191	5,957,032
General Electric Co.	5,881,726	66,287,052
Honeywell International, Inc.	484,884	86,576,038
Raven Industries, Inc.	24,443	840,106
Roper Technologies, Inc.	70,072	25,251,847
		250,720,190
Machinery - 1.9%
Actuant Corp. Class A	36,438	894,917
AGCO Corp.	42,616	3,329,588
Alamo Group, Inc.	6,559	752,973
Albany International Corp. Class A	20,706	1,732,678
Allison Transmission Holdings, Inc.	80,980	3,919,432
Altra Industrial Motion Corp.	43,488	1,429,451
Astec Industries, Inc.	15,849	593,704
Barnes Group, Inc.	32,054	1,897,276
Blue Bird Cor (a)	9,163	186,467
Briggs & Stratton Corp.	28,609	153,058
Caterpillar, Inc.	378,862	54,832,697
Chart Industries, Inc. (a)	24,652	1,360,790
CIRCOR International, Inc. (a)	13,387	593,847
Colfax Corp. (a)	56,092	1,890,300
Columbus McKinnon Corp. (NY Shares)	15,966	655,883
Commercial Vehicle Group, Inc. (a)	20,635	147,334
Crane Co.	34,292	2,848,636
Cummins, Inc.	106,078	19,397,423
Deere & Co.	212,140	35,650,127
Donaldson Co., Inc.	85,926	4,818,730
Douglas Dynamics, Inc.	15,439	835,404
Dover Corp.	97,781	10,900,626
Eastern Co.	4,809	132,151
Energy Recovery, Inc. (a)(b)	24,380	212,350
EnPro Industries, Inc.	14,327	951,170
ESCO Technologies, Inc.	17,635	1,553,114
Evoqua Water Technologies Corp. (a)	48,515	918,874
ExOne Co. (a)(b)	6,506	44,436
Federal Signal Corp. (b)	40,710	1,340,987
Flowserve Corp.	88,099	4,290,421
Fortive Corp.	198,882	14,353,314
Franklin Electric Co., Inc.	26,280	1,457,752
FreightCar America, Inc. (a)	5,722	11,101
Gardner Denver Holdings, Inc. (a)(b)	89,418	3,028,588
Gates Industrial Corp. PLC (a)	33,565	399,088
Gencor Industries, Inc. (a)	9,669	121,346
Gorman-Rupp Co.	13,446	497,636
Graco, Inc.	112,839	5,451,252
Graham Corp.	8,673	184,215
Greenbrier Companies, Inc.	22,819	642,127
Harsco Corp. (a)	54,907	1,221,681
Hillenbrand, Inc.	49,649	1,569,901
Hurco Companies, Inc.	3,636	130,096
Hyster-Yale Materials Handling Class A	6,570	389,141
IDEX Corp.	51,027	8,304,134
Illinois Tool Works, Inc.	198,228	34,557,087
Ingersoll-Rand PLC	162,691	21,330,417
ITT, Inc.	59,219	4,132,302
Jason Industries, Inc. (a)	3,867	673
John Bean Technologies Corp. (b)	21,314	2,334,949
Kadant, Inc.	7,670	747,058
Kennametal, Inc.	55,173	1,921,676
L.B. Foster Co. Class A (a)	5,912	111,973
Lincoln Electric Holdings, Inc.	41,594	3,837,462
Lindsay Corp. (b)	7,367	664,651
LiqTech International, Inc. (a)(b)	9,722	52,790
Lydall, Inc. (a)	11,886	221,317
Manitex International, Inc. (a)	6,665	35,658
Manitowoc Co., Inc. (a)(b)	22,834	365,344
Meritor, Inc. (a)	55,474	1,400,719
Middleby Corp. (a)	37,601	4,352,692
Miller Industries, Inc.	7,388	270,770
Mueller Industries, Inc.	38,324	1,202,990
Mueller Water Products, Inc. Class A	105,667	1,191,924
Navistar International Corp. New (a)	43,961	1,435,327
NN, Inc.	29,207	254,393
Nordson Corp.	34,557	5,730,587
Omega Flex, Inc. (b)	2,311	221,417
Oshkosh Corp.	45,942	4,155,913
PACCAR, Inc.	233,343	18,987,120
Park-Ohio Holdings Corp.	5,151	162,926
Parker Hannifin Corp.	86,407	17,176,848
Pentair PLC	113,067	5,014,521
Proto Labs, Inc. (a)	18,102	1,753,903
RBC Bearings, Inc. (a)	16,847	2,794,580
REV Group, Inc. (b)	18,393	239,109
Rexnord Corp. (a)	82,465	2,605,069
Snap-On, Inc.	37,150	5,961,089
Spartan Motors, Inc.	22,739	403,617
SPX Corp. (a)	29,602	1,414,384
SPX Flow, Inc. (a)	28,639	1,357,489
Standex International Corp.	8,436	651,090
Stanley Black & Decker, Inc.	102,089	16,103,519
Sun Hydraulics Corp. (b)	19,732	883,599
Tennant Co.	12,389	922,485
Terex Corp.	44,834	1,258,490
The L.S. Starrett Co. Class A (a)	1,425	8,320
Timken Co.	45,898	2,413,776
Titan International, Inc.	35,833	104,991
Toro Co.	71,989	5,628,100
TriMas Corp. (a)	32,085	993,993
Trinity Industries, Inc. (b)	68,838	1,448,352
Twin Disc, Inc. (a)	5,451	55,491
Wabash National Corp.	36,671	577,568
WABCO Holdings, Inc. (a)	34,388	4,633,783
Watts Water Technologies, Inc. Class A	18,682	1,811,407
Welbilt, Inc. (a)	88,062	1,469,755
Westinghouse Air Brake Co.	122,678	9,638,810
Woodward, Inc.	37,933	4,430,195
Xylem, Inc.	121,303	9,402,196
		406,862,880
Marine - 0.0%
Eagle Bulk Shipping, Inc. (a)(b)	50,002	238,510
Genco Shipping & Trading Ltd. (b)	11,779	123,680
Kirby Corp. (a)	40,395	3,408,126
Matson, Inc.	29,144	1,099,895
		4,870,211
Professional Services - 0.5%
Acacia Research Corp. (a)	25,296	75,129
ASGN, Inc. (a)	35,559	2,382,809
Barrett Business Services, Inc.	4,927	435,350
BG Staffing, Inc.	5,100	110,160
CBIZ, Inc. (a)	37,778	1,014,717
CoStar Group, Inc. (a)	24,614	15,084,936
CRA International, Inc.	5,121	262,554
Equifax, Inc.	81,401	11,366,836
Exponent, Inc.	35,042	2,226,919
Forrester Research, Inc.	7,219	288,255
Franklin Covey Co. (a)	7,382	272,470
FTI Consulting, Inc. (a)	25,259	2,752,978
GP Strategies Corp. (a)	9,374	119,050
Heidrick & Struggles International, Inc.	13,025	404,036
Hill International, Inc. (a)	20,750	65,570
Hudson Global, Inc. (a)	411	4,998
Huron Consulting Group, Inc. (a)	15,621	1,047,388
ICF International, Inc.	12,965	1,163,349
IHS Markit Ltd. (a)	270,267	19,634,898
InnerWorkings, Inc. (a)	27,538	129,704
Insperity, Inc.	25,964	2,019,220
Kelly Services, Inc. Class A (non-vtg.)	24,341	533,311
Kforce, Inc.	13,286	525,063
Korn Ferry	38,748	1,522,021
Manpower, Inc.	40,218	3,725,796
Mastech Digital, Inc. (a)	220	1,949
MISTRAS Group, Inc. (a)	11,428	151,307
Nielsen Holdings PLC	239,632	4,684,806
RCM Technologies, Inc. (a)	2,921	7,916
Red Violet, Inc. (a)(b)	2,912	49,679
Rekor Systems, Inc. (a)(b)	4,130	10,119
Resources Connection, Inc.	18,729	289,363
Robert Half International, Inc.	78,871	4,590,292
TransUnion Holding Co., Inc.	126,472	10,915,798
TriNet Group, Inc. (a)	29,647	1,623,173
TrueBlue, Inc. (a)	27,081	631,258
Upwork, Inc. (a)	44,144	514,278
Verisk Analytics, Inc.	110,133	16,242,415
Volt Information Sciences, Inc. (a)	1,842	4,937
Willdan Group, Inc. (a)	6,438	183,547
		107,068,354
Road & Rail - 1.0%
AMERCO	5,472	1,982,068
ArcBest Corp.	17,423	501,434
Avis Budget Group, Inc. (a)	39,737	1,182,176
Covenant Transport Group, Inc. Class A (a)	7,785	104,553
CSX Corp.	537,774	38,472,352
Daseke, Inc. (a)	40,125	118,369
Genesee & Wyoming, Inc. Class A (a)	37,961	4,230,753
Heartland Express, Inc.	31,522	674,886
Hertz Global Holdings, Inc. (a)	68,614	1,063,517
J.B. Hunt Transport Services, Inc.	57,513	6,649,653
Kansas City Southern	67,720	10,321,882
Knight-Swift Transportation Holdings, Inc. Class A	82,520	3,052,415
Landstar System, Inc.	26,676	2,971,973
Lyft, Inc. (b)	134,014	6,564,006
Marten Transport Ltd.	26,602	562,100
Norfolk Southern Corp.	177,464	34,339,284
Old Dominion Freight Lines, Inc.	43,092	8,255,996
P.A.M. Transportation Services, Inc. (a)	1,031	53,818
Patriot Transportation Holding, Inc. (a)	377	6,560
Roadrunner Transportation Systems, Inc. (a)(b)	2,118	19,782
Ryder System, Inc.	35,730	1,875,468
Saia, Inc. (a)	17,444	1,655,436
Schneider National, Inc. Class B	24,290	552,598
U.S. Xpress Enterprises, Inc. (a)(b)	11,917	57,202
U.S.A. Truck, Inc. (a)	5,140	39,115
Uber Technologies, Inc.	137,419	4,067,602
Union Pacific Corp.	474,732	83,548,085
Universal Logistics Holdings, Inc.	5,661	112,880
Werner Enterprises, Inc.	29,783	1,094,823
YRC Worldwide, Inc. (a)(b)	21,459	74,892
		214,205,678
Trading Companies & Distributors - 0.3%
AeroCentury Corp. (a)	202	1,195
Air Lease Corp. Class A	69,799	3,240,768
Aircastle Ltd.	34,845	1,114,692
Applied Industrial Technologies, Inc.	26,058	1,663,803
Beacon Roofing Supply, Inc. (a)	47,349	1,403,898
BlueLinx Corp. (a)(b)	6,077	62,411
BMC Stock Holdings, Inc. (a)	45,175	1,337,632
CAI International, Inc. (a)	11,617	279,970
DXP Enterprises, Inc. (a)	10,408	401,020
EVI Industries, Inc. (b)	3,026	92,505
Fastenal Co.	385,722	13,700,845
Foundation Building Materials, Inc. (a)	11,290	230,768
GATX Corp. (b)	24,098	1,947,841
General Finance Corp. (a)	10,603	114,618
GMS, Inc. (a)	28,291	875,889
H&E Equipment Services, Inc.	21,100	696,300
HD Supply Holdings, Inc. (a)	114,996	4,579,141
Herc Holdings, Inc. (a)	16,717	781,687
Houston Wire & Cable Co. (a)	5,304	20,845
Huttig Building Products, Inc. (a)(b)	6,730	12,181
India Globalization Capital, Inc. (a)(b)	24,839	19,126
Kaman Corp.	18,832	1,197,715
Lawson Products, Inc. (a)	6,426	331,325
MRC Global, Inc. (a)	55,713	743,211
MSC Industrial Direct Co., Inc. Class A	30,312	2,225,204
Nesco Holdings, Inc. Class A (a)(b)	8,270	24,810
Now, Inc. (a)	75,714	848,754
Rush Enterprises, Inc. Class A	22,169	1,015,784
SiteOne Landscape Supply, Inc. (a)	27,830	2,470,191
Systemax, Inc.	10,069	233,198
Titan Machinery, Inc. (a)	11,508	155,013
Transcat, Inc. (a)	4,102	134,505
Triton International Ltd.	37,259	1,411,371
United Rentals, Inc. (a)	51,812	7,929,827
Univar, Inc. (a)	92,541	2,167,310
Veritiv Corp. (a)	8,088	148,334
W.W. Grainger, Inc.	29,759	9,432,115
Watsco, Inc.	21,984	3,912,492
WESCO International, Inc. (a)	28,332	1,490,830
Willis Lease Finance Corp. (a)	1,759	105,540
		68,554,664
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	52,174	2,188,699

TOTAL INDUSTRIALS		2,118,351,821

INFORMATION TECHNOLOGY - 22.0%
Communications Equipment - 0.9%
Acacia Communications, Inc. (a)	25,142	1,675,463
ADTRAN, Inc.	33,566	308,472
Applied Optoelectronics, Inc. (a)(b)	11,517	123,232
Arista Networks, Inc. (a)	36,613	7,144,295
Aviat Networks, Inc. (a)	1,636	22,626
BK Technologies Corp.	2,781	8,496
Blonder Tongue Laboratories, Inc. (a)	989	615
CalAmp Corp. (a)	22,952	240,766
Calix Networks, Inc. (a)	32,611	252,735
Cambium Networks Corp. (a)	2,697	19,553
Casa Systems, Inc. (a)	19,906	73,254
Ciena Corp. (a)	104,205	3,955,622
Cisco Systems, Inc.	2,860,960	129,630,098
Clearfield, Inc. (a)	5,887	79,887
ClearOne, Inc. (a)	9,941	16,502
CommScope Holding Co., Inc. (a)	130,690	1,777,384
Communications Systems, Inc.	2,700	21,033
Comtech Telecommunications Corp.	17,148	648,023
Dasan Zhone Solutions, Inc. (a)	5,094	40,599
Digi International, Inc. (a)	17,785	317,284
EchoStar Holding Corp. Class A (a)	31,227	1,313,720
EMCORE Corp. (a)	14,873	46,999
Extreme Networks, Inc. (a)	81,551	573,304
F5 Networks, Inc. (a)	40,432	5,891,347
Harmonic, Inc. (a)	62,901	519,562
Infinera Corp. (a)	105,569	673,530
Inseego Corp. (a)(b)	39,764	252,501
InterDigital, Inc.	21,680	1,231,424
Juniper Networks, Inc.	232,764	5,833,066
KVH Industries, Inc. (a)	15,848	181,460
Lantronix, Inc. (a)(b)	4,300	14,362
Lumentum Holdings, Inc. (a)	51,728	3,810,284
Motorola Solutions, Inc.	111,598	18,670,345
NETGEAR, Inc. (a)	20,932	525,603
NetScout Systems, Inc. (a)	44,585	1,123,542
Network-1 Security Solutions, Inc.	6,331	13,928
Optical Cable Corp. (a)(b)	166	520
PC-Tel, Inc.	12,410	106,974
Plantronics, Inc.	22,565	571,797
Resonant, Inc. (a)(b)	15,636	33,617
Sonus Networks, Inc. (a)	39,910	116,936
Tessco Technologies, Inc.	4,410	49,480
Ubiquiti, Inc. (b)	8,311	1,638,929
ViaSat, Inc. (a)	38,983	2,865,251
Viavi Solutions, Inc. (a)	154,078	2,314,252
Westell Technologies, Inc. Class A (a)	5,599	5,823
		194,734,495
Electronic Equipment & Components - 0.8%
Airgain, Inc. (a)	6,380	60,227
Akoustis Technologies, Inc. (a)(b)	16,641	126,971
Amphenol Corp. Class A	200,451	20,846,904
Anixter International, Inc. (a)	20,129	1,727,873
Applied DNA Sciences, Inc. (a)(b)	140	585
Arlo Technologies, Inc. (a)	49,452	171,104
Arrow Electronics, Inc. (a)	56,035	4,462,627
Avnet, Inc.	69,686	2,832,736
AVX Corp. (b)	32,670	664,835
Badger Meter, Inc. (b)	20,311	1,259,282
Bel Fuse, Inc. Class B (non-vtg.)	7,813	129,461
Belden, Inc.	26,669	1,433,192
Benchmark Electronics, Inc.	25,377	874,745
CDW Corp.	97,419	13,156,436
ClearSign Combustion Corp. (a)(b)	11,155	11,490
Coda Octopus Group, Inc. (a)(b)	2,455	17,676
Cognex Corp.	115,024	5,771,904
Coherent, Inc. (a)	16,116	2,431,260
Corning, Inc.	525,926	15,272,891
CTS Corp.	22,761	623,196
CUI Global, Inc. (a)	7,844	7,830
Daktronics, Inc.	23,439	144,384
Digital Ally, Inc. (a)(b)	4,381	5,148
Dolby Laboratories, Inc. Class A	43,638	3,005,785
eMagin Corp. (a)	1,498	502
ePlus, Inc. (a)	9,289	776,282
Fabrinet (a)	25,308	1,530,881
FARO Technologies, Inc. (a)	12,310	599,743
Fitbit, Inc. (a)(b)	152,762	1,063,224
FLIR Systems, Inc.	91,513	4,901,436
Frequency Electronics, Inc. (a)	752	7,528
Identiv, Inc. (a)	6,424	35,139
IEC Electronics Corp. (a)	3,201	27,337
II-VI, Inc. (a)	58,955	1,720,896
Insight Enterprises, Inc. (a)	24,127	1,582,490
Intellicheck, Inc. (a)(b)	2,177	14,823
IPG Photonics Corp. (a)	24,003	3,410,586
Iteris, Inc. (a)	29,095	150,421
Itron, Inc. (a)	23,713	1,898,937
Jabil, Inc.	93,735	3,640,667
KEMET Corp.	39,688	1,060,463
KEY Tronic Corp. (a)	1,911	10,606
Keysight Technologies, Inc. (a)	126,395	13,528,057
Kimball Electronics, Inc. (a)	15,680	275,027
Knowles Corp. (a)	57,810	1,266,039
LGL Group, Inc. (a)	884	12,199
LightPath Technologies, Inc. Class A (a)	111	64
Littelfuse, Inc. (b)	16,553	3,002,880
LRAD Corp. (a)	16,680	60,215
Luna Innovations, Inc. (a)	14,105	104,095
Methode Electronics, Inc. Class A	25,978	966,641
MicroVision, Inc. (a)(b)	59,532	47,054
MTS Systems Corp.	12,486	567,114
Napco Security Technolgies, Inc. (a)(b)	8,094	252,938
National Instruments Corp.	80,177	3,377,055
Neonode, Inc. (a)(b)	979	1,273
nLIGHT, Inc. (a)	22,081	440,074
Novanta, Inc. (a)	23,735	2,211,627
OSI Systems, Inc. (a)	11,547	1,148,811
Par Technology Corp. (a)(b)	7,261	218,483
PC Connection, Inc.	7,778	383,611
Perceptron, Inc. (a)	3,877	17,563
Plexus Corp. (a)	19,757	1,499,556
Powerfleet, Inc. (a)	18,868	113,774
Research Frontiers, Inc. (a)(b)	15,712	49,964
RF Industries Ltd.	3,184	19,613
Richardson Electronics Ltd.	6,989	38,719
Rogers Corp. (a)	12,488	1,623,690
Sanmina Corp. (a)	47,077	1,497,519
ScanSource, Inc. (a)	16,933	599,767
SYNNEX Corp.	27,532	3,381,205
TE Connectivity Ltd.	226,369	20,986,670
Tech Data Corp. (a)	23,896	3,462,291
Trimble, Inc. (a)	169,669	6,876,685
TTM Technologies, Inc. (a)(b)	68,890	923,815
Vishay Intertechnology, Inc.	89,526	1,780,672
Vishay Precision Group, Inc. (a)	9,085	312,615
Wayside Technology Group, Inc.	363	5,238
Wireless Telecom Group, Inc. (a)	3,302	4,530
Wrap Technologies, Inc. (a)(b)	6,352	29,029
Zebra Technologies Corp. Class A (a)	36,466	9,150,778
		177,707,453
IT Services - 5.2%
3PEA International, Inc. (a)(b)	18,108	185,788
Accenture PLC Class A	429,376	86,373,276
Akamai Technologies, Inc. (a)	110,990	9,669,449
Alliance Data Systems Corp.	27,562	2,946,653
Automatic Data Processing, Inc.	292,421	49,939,658
Black Knight, Inc. (a)	100,832	6,353,424
Booz Allen Hamilton Holding Corp. Class A	94,414	6,869,563
Brightcove, Inc. (a)	24,548	219,459
Broadridge Financial Solutions, Inc.	77,040	9,530,618
CACI International, Inc. Class A (a)	16,770	4,013,396
Carbonite, Inc. (a)	24,037	552,851
Cardtronics PLC (a)(b)	24,989	1,055,036
Cass Information Systems, Inc.	8,527	481,520
Cognizant Technology Solutions Corp. Class A	372,112	23,856,100
Computer Task Group, Inc. (a)	3,433	20,941
Conduent, Inc. (a)	116,811	790,810
CoreLogic, Inc. (a)	54,035	2,238,670
CSG Systems International, Inc.	22,225	1,271,048
CSP, Inc.	1,089	14,026
DXC Technology Co.	176,408	6,585,311
Endurance International Group Holdings, Inc. (a)	53,293	215,837
EPAM Systems, Inc. (a)	36,943	7,826,375
Euronet Worldwide, Inc. (a)	36,732	5,773,903
EVERTEC, Inc.	41,445	1,343,647
EVO Payments, Inc. Class A (a)	25,629	719,406
Exela Technologies, Inc. (a)	24,050	7,790
ExlService Holdings, Inc. (a)	23,177	1,617,986
Fastly, Inc. Class A	9,175	187,262
Fidelity National Information Services, Inc.	413,482	57,122,538
Fiserv, Inc. (a)	384,764	44,724,967
FleetCor Technologies, Inc. (a)	58,332	17,903,257
Gartner, Inc. (a)	60,666	9,734,466
Genpact Ltd.	104,072	4,235,730
Global Payments, Inc.	202,122	36,604,294
GoDaddy, Inc. (a)	119,209	7,913,093
GreenSky, Inc. Class A (a)(b)	30,878	229,732
GTT Communications, Inc. (a)(b)	21,381	189,649
Hackett Group, Inc.	18,017	276,201
i3 Verticals, Inc. Class A (a)	9,460	258,447
IBM Corp.	597,015	80,268,667
Information Services Group, Inc. (a)	8,606	21,171
Innodata, Inc. (a)	4,130	4,956
Internap Network Services Corp. (a)(b)	11,434	13,721
International Money Express, Inc. (a)	16,732	227,388
Jack Henry & Associates, Inc.	51,922	7,889,029
KBR, Inc.	95,271	2,836,218
Leidos Holdings, Inc.	91,062	8,272,072
Limelight Networks, Inc. (a)	74,926	319,934
Liveramp Holdings, Inc. (a)	46,058	2,307,045
ManTech International Corp. Class A	18,194	1,411,491
Marathon Patent Group, Inc. (a)(b)	163	209
MasterCard, Inc. Class A	601,626	175,813,166
Maximus, Inc.	42,974	3,208,009
ModusLink Global Solutions, Inc. (a)	9,148	13,082
MoneyGram International, Inc. (a)(b)	19,732	60,577
MongoDB, Inc. Class A (a)	23,468	3,489,692
NIC, Inc.	45,781	1,038,771
Okta, Inc. (a)	71,805	9,318,853
Paychex, Inc.	215,624	18,569,539
PayPal Holdings, Inc. (a)	793,004	85,652,362
Perficient, Inc. (a)	22,724	960,771
Perspecta, Inc.	93,257	2,572,028
PFSweb, Inc. (a)	7,687	28,134
Presidio, Inc.	31,590	521,551
PRG-Schultz International, Inc. (a)	10,780	48,510
Priority Technology Holdings, Inc. (a)	1,619	5,521
Repay Holdings Corp. (a)	22,261	307,870
Sabre Corp.	184,596	4,140,488
Science Applications International Corp.	33,050	2,820,818
ServiceSource International, Inc. (a)	39,944	61,114
Square, Inc. (a)	230,625	15,940,800
StarTek, Inc. (a)	9,134	72,524
Switch, Inc. Class A (b)	36,277	571,726
Sykes Enterprises, Inc. (a)	26,138	918,489
The Western Union Co.	285,332	7,669,724
Ttec Holdings, Inc.	9,773	448,874
Twilio, Inc. Class A (a)(b)	81,763	8,444,483
Unisys Corp. (a)	34,530	392,951
VeriSign, Inc. (a)	70,120	13,374,689
Verra Mobility Corp. (a)(b)	87,928	1,316,282
Virtusa Corp. (a)	20,440	913,464
Visa, Inc. Class A	1,163,798	214,732,369
WEX, Inc. (a)	29,125	5,857,911
WidePoint Corp. (a)	21,123	7,816
		1,092,717,036
Semiconductors & Semiconductor Equipment - 3.9%
ACM Research, Inc. (a)	5,484	75,734
Adesto Technologies Corp. (a)(b)	20,542	147,902
Advanced Energy Industries, Inc. (a)	25,770	1,654,692
Advanced Micro Devices, Inc. (a)	731,308	28,630,708
AEHR Test Systems (a)	5,580	10,546
Alpha & Omega Semiconductor Ltd. (a)	11,758	139,803
Ambarella, Inc. (a)	21,285	1,165,141
Amkor Technology, Inc. (a)	70,630	853,917
Amtech Systems, Inc. (a)	4,044	24,183
Analog Devices, Inc.	248,947	28,118,564
Applied Materials, Inc.	622,487	36,041,997
Atomera, Inc. (a)(b)	5,117	15,607
Axcelis Technologies, Inc. (a)	21,948	470,565
AXT, Inc. (a)	21,030	66,455
Broadcom, Inc.	268,299	84,838,827
Brooks Automation, Inc.	48,625	2,176,941
Cabot Microelectronics Corp.	19,569	2,610,700
Ceva, Inc. (a)	14,537	376,799
Cirrus Logic, Inc. (a)	39,248	2,814,082
Cohu, Inc.	27,464	487,211
Cree, Inc. (a)(b)	72,071	3,186,259
CVD Equipment Corp. (a)	7,163	23,638
CyberOptics Corp. (a)	3,879	68,891
Cypress Semiconductor Corp.	248,292	5,822,447
Diodes, Inc. (a)(b)	28,409	1,310,791
DSP Group, Inc. (a)	17,184	243,497
Enphase Energy, Inc. (a)(b)	54,095	1,183,058
Entegris, Inc.	91,287	4,319,701
Everspin Technologies, Inc. (a)	4,881	25,528
First Solar, Inc. (a)	51,164	2,826,299
FormFactor, Inc. (a)	51,144	1,183,472
GSI Technology, Inc. (a)	8,291	60,690
Ichor Holdings Ltd. (a)	14,911	470,442
Impinj, Inc. (a)	10,027	316,452
Inphi Corp. (a)	30,623	2,132,279
Intel Corp.	2,985,717	173,320,872
Intest Corp. (a)	2,847	16,456
KLA-Tencor Corp.	107,292	17,580,867
Kopin Corp. (a)	33,382	16,815
Kulicke & Soffa Industries, Inc.	42,835	1,074,730
Lam Research Corp.	97,360	25,978,569
Lattice Semiconductor Corp. (a)	90,880	1,716,723
MACOM Technology Solutions Holdings, Inc. (a)	31,825	785,123
Marvell Technology Group Ltd.	445,342	11,743,669
Maxim Integrated Products, Inc.	182,616	10,348,849
MaxLinear, Inc. Class A (a)(b)	44,720	888,586
Microchip Technology, Inc. (b)	160,269	15,151,831
Micron Technology, Inc. (a)	743,744	35,335,277
MKS Instruments, Inc.	36,646	3,894,737
Monolithic Power Systems, Inc.	27,086	4,352,178
MoSys, Inc. (a)	89	157
NeoPhotonics Corp. (a)	29,355	240,711
NVE Corp.	3,653	232,294
NVIDIA Corp.	410,354	88,940,126
ON Semiconductor Corp. (a)	276,232	5,930,701
Onto Innovation, Inc. (a)	33,036	1,108,688
PDF Solutions, Inc. (a)	18,574	294,212
Photronics, Inc. (a)	46,188	543,171
Pixelworks, Inc. (a)	19,952	67,238
Power Integrations, Inc.	20,200	1,848,098
Qorvo, Inc. (a)	79,376	8,271,773
Qualcomm, Inc.	769,580	64,298,409
QuickLogic Corp. (a)	41,922	11,109
Rambus, Inc.(a)	75,611	986,724
Rubicon Technology, Inc. (a)	738	6,007
Semtech Corp. (a)	44,772	2,169,651
Silicon Laboratories, Inc. (a)	29,246	3,098,029
Skyworks Solutions, Inc.	115,610	11,364,463
SMART Global Holdings, Inc. (a)	8,858	272,826
SolarEdge Technologies, Inc. (a)	32,343	2,639,512
SunPower Corp. (a)(b)	43,133	323,066
Synaptics, Inc. (a)	22,178	1,267,694
Teradyne, Inc.	114,386	7,159,420
Texas Instruments, Inc.	629,211	75,637,454
Ultra Clean Holdings, Inc. (a)	27,448	610,444
Universal Display Corp.	28,540	5,543,039
Veeco Instruments, Inc. (a)	35,469	485,571
Xilinx, Inc.	170,140	15,785,589
Xperi Corp.	34,414	681,053
		815,916,329
Software - 7.2%
2U, Inc. (a)(b)	43,697	1,089,803
8x8, Inc. (a)	68,593	1,407,528
A10 Networks, Inc. (a)	38,810	258,863
ACI Worldwide, Inc. (a)	78,616	2,948,100
Adobe, Inc. (a)	327,040	101,228,691
Agilysys, Inc. (a)	14,979	379,418
Alarm.com Holdings, Inc. (a)	25,001	1,090,544
Altair Engineering, Inc. Class A (a)(b)	26,271	871,409
Alteryx, Inc. Class A (a)(b)	31,321	3,555,873
American Software, Inc. Class A	20,570	325,212
Anaplan, Inc. (a)	56,523	3,047,720
ANSYS, Inc. (a)	56,641	14,425,896
AppFolio, Inc. (a)(b)	9,936	1,121,973
Appian Corp. Class A (a)(b)	22,950	988,686
Aspen Technology, Inc. (a)	46,435	5,822,949
Asure Software, Inc. (a)(b)	6,418	52,628
AudioEye, Inc. (a)(b)	1,799	9,175
Autodesk, Inc. (a)	147,892	26,753,663
Avalara, Inc. (a)	44,239	3,451,969
Avaya Holdings Corp. (a)	77,254	986,534
Benefitfocus, Inc. (a)(b)	20,955	502,501
Blackbaud, Inc.	33,178	2,749,793
BlackLine, Inc. (a)	29,306	1,577,249
Bottomline Technologies, Inc. (a)	26,368	1,304,952
Box, Inc. Class A (a)(b)	100,645	1,835,765
BroadVision, Inc. (a)	145	405
BSQUARE Corp. (a)	3,297	4,121
Cadence Design Systems, Inc. (a)	188,645	13,252,311
CDK Global, Inc.	81,656	4,372,679
Cerence, Inc. (a)	24,403	379,711
Ceridian HCM Holding, Inc. (a)(b)	66,686	4,025,167
ChannelAdvisor Corp. (a)	18,211	172,822
Cision Ltd. (a)	60,907	605,416
Citrix Systems, Inc.	82,678	9,326,905
Cloudera, Inc. (a)	163,942	1,619,747
CommVault Systems, Inc. (a)	27,747	1,404,553
Cornerstone OnDemand, Inc. (a)	35,393	2,182,686
Coupa Software, Inc. (a)	41,554	6,378,123
Crowdstrike Holdings, Inc. (b)	14,142	820,236
Digimarc Corp. (a)(b)	8,712	282,095
Digital Turbine, Inc. (a)	41,960	372,605
DocuSign, Inc. (a)	83,053	5,914,204
Domo, Inc. Class B (a)	13,202	248,198
Dropbox, Inc. Class A (a)	143,805	2,658,954
Dynatrace, Inc. (b)	25,238	670,574
Ebix, Inc. (b)	15,593	542,325
eGain Communications Corp. (a)	13,324	101,662
Elastic NV (a)	21,355	1,695,801
Envestnet, Inc. (a)	35,072	2,497,477
Everbridge, Inc. (a)(b)	22,664	1,993,072
Evolving Systems, Inc. (a)	1,466	1,349
Fair Isaac Corp. (a)	19,454	7,154,209
Finjan Holdings, Inc. (a)(b)	6,093	12,369
FireEye, Inc. (a)	145,356	2,436,167
Five9, Inc. (a)	40,909	2,788,767
Forescout Technologies, Inc. (a)	25,176	902,056
Fortinet, Inc. (a)	95,625	10,051,144
Globalscape, Inc.	7,333	93,129
GSE Systems, Inc. (a)	114	131
GTY Govtech, Inc. (a)(b)	29,444	145,159
Guidewire Software, Inc. (a)	54,988	6,699,188
HubSpot, Inc. (a)	26,833	4,051,783
Instructure, Inc. (a)	22,486	1,197,155
Intelligent Systems Corp. (a)(b)	3,559	154,959
Intuit, Inc.	175,222	45,363,224
Inuvo, Inc. (a)	2,842	785
j2 Global, Inc. (b)	31,218	3,028,770
LivePerson, Inc. (a)(b)	41,069	1,630,029
LogMeIn, Inc.	33,287	2,595,720
Manhattan Associates, Inc. (a)	43,221	3,609,386
Marin Software, Inc. (a)	420	613
Medallia, Inc. (b)	11,452	347,683
Microsoft Corp.	5,145,973	778,997,375
MicroStrategy, Inc. Class A (a)	5,605	842,600
Mitek Systems, Inc. (a)	28,801	205,351
MobileIron, Inc. (a)	60,774	293,538
Model N, Inc. (a)	17,927	545,339
NetSol Technologies, Inc. (a)	4,917	18,980
New Relic, Inc. (a)	33,828	2,300,981
Nortonlifelock, Inc.	382,978	9,536,152
Nuance Communications, Inc. (a)	192,366	3,449,122
Nutanix, Inc. Class A (a)	96,353	3,598,785
NXT-ID, Inc. (a)	9,811	5,200
Onespan, Inc. (a)	21,964	409,629
Oracle Corp.	1,483,789	83,299,914
Pagerduty, Inc. (b)	6,782	176,671
Palo Alto Networks, Inc. (a)	64,649	14,689,546
Parametric Technology Corp. (a)	69,786	5,345,608
Park City Group, Inc. (a)(b)	5,806	27,288
Paycom Software, Inc. (a)	33,053	9,149,401
Paylocity Holding Corp. (a)	23,923	2,926,261
Pegasystems, Inc.	25,621	1,988,702
Phunware, Inc. (a)(b)	20,350	26,048
Pivotal Software, Inc. (a)	56,211	844,289
Pluralsight, Inc. (a)(b)	55,684	946,071
Progress Software Corp.	30,464	1,279,793
Proofpoint, Inc. (a)	37,742	4,479,598
PROS Holdings, Inc. (a)	24,687	1,537,753
Q2 Holdings, Inc. (a)	29,270	2,471,266
QAD, Inc.:
Class A	6,808	347,957
Class B	1,267	47,069
Qualys, Inc. (a)	22,688	1,985,427
Qumu Corp. (a)	1,774	4,524
Rapid7, Inc. (a)	29,108	1,632,086
RealNetworks, Inc. (a)	8,452	11,917
RealPage, Inc. (a)	53,448	2,941,243
Rimini Street, Inc. (a)	2,881	11,438
RingCentral, Inc. (a)	48,320	8,333,750
Riot Blockchain, Inc. (a)(b)	10,716	14,895
SailPoint Technologies Holding, Inc. (a)	56,714	1,419,551
Salesforce.com, Inc. (a)	590,942	96,258,542
SeaChange International, Inc. (a)	22,733	79,566
SecureWorks Corp. (a)(b)	7,771	88,123
ServiceNow, Inc. (a)	126,259	35,736,347
SharpSpring, Inc. (a)(b)	4,159	52,320
ShotSpotter, Inc. (a)(b)	4,964	121,717
SITO Mobile Ltd. (a)(b)	5,300	2,154
Slack Technologies, Inc. Class A (a)(b)	27,761	633,506
Smartsheet, Inc. (a)	58,871	2,792,252
Smith Micro Software, Inc. (a)	15,104	71,291
SolarWinds, Inc. (a)(b)	44,126	853,397
Splunk, Inc. (a)	101,108	15,087,336
SPS Commerce, Inc. (a)	23,511	1,324,375
SS&C Technologies Holdings, Inc.	148,572	8,921,749
Support.com, Inc. (a)	11,561	22,717
SurveyMonkey (a)	60,275	1,028,894
Synacor, Inc. (a)	5,906	10,454
Synchronoss Technologies, Inc. (a)(b)	29,849	135,514
Synopsys, Inc. (a)	101,192	14,272,120
Telaria, Inc. (a)	26,006	216,890
TeleNav, Inc. (a)	24,075	137,709
Tenable Holdings, Inc. (a)	29,012	787,676
Teradata Corp. (a)	76,737	2,038,135
The Trade Desk, Inc. (a)(b)	26,274	6,918,995
TiVo Corp.	89,191	696,582
Tyler Technologies, Inc. (a)	26,016	7,549,063
Upland Software, Inc. (a)	14,402	557,501
Varonis Systems, Inc. (a)	20,431	1,595,865
Verint Systems, Inc. (a)	44,243	2,150,652
Veritone, Inc. (a)(b)	5,966	18,017
VirnetX Holding Corp. (a)(b)	46,429	163,894
VMware, Inc. Class A	52,969	8,243,036
Workday, Inc. Class A (a)	109,136	19,548,440
Workiva, Inc. (a)	25,234	1,094,399
Yext, Inc. (a)(b)	65,076	1,123,212
Zendesk, Inc. (a)	74,584	5,892,136
Zix Corp. (a)	37,220	280,639
Zoom Video Communications, Inc. Class A (b)	17,554	1,307,773
Zscaler, Inc. (a)(b)	43,131	2,248,419
Zuora, Inc. (a)	47,163	751,778
		1,518,526,821
Technology Hardware, Storage & Peripherals - 4.0%
3D Systems Corp. (a)(b)	80,005	679,242
Apple, Inc.	2,863,064	765,153,854
Astro-Med, Inc.	3,839	59,313
Avid Technology, Inc. (a)(b)	21,275	167,434
Boxlight Corp. (a)(b)	328	489
CPI Card Group (a)(b)	1,314	1,564
Dell Technologies, Inc. (a)	104,571	5,070,648
Diebold Nixdorf, Inc. (a)(b)	51,203	372,246
Eastman Kodak Co. (a)(b)	21,104	57,403
Hewlett Packard Enterprise Co.	880,499	13,938,299
HP, Inc.	998,593	20,051,747
Immersion Corp. (a)	20,730	139,928
Intevac, Inc. (a)	10,118	60,404
NCR Corp. (a)	85,985	2,822,888
NetApp, Inc.	160,262	9,710,275
One Stop Systems, Inc. (a)	2,319	4,476
Pure Storage, Inc. Class A (a)	150,081	2,411,802
Seagate Technology LLC	159,554	9,522,183
Sonim Technologies, Inc. (b)	3,914	10,881
Transact Technologies, Inc.	1,483	16,654
Western Digital Corp.	199,519	10,041,791
Xerox Holdings Corp.	128,237	4,992,266
		845,285,787

TOTAL INFORMATION TECHNOLOGY		4,644,887,921

MATERIALS - 2.9%
Chemicals - 1.9%
Advanced Emissions Solutions, Inc. (b)	11,528	117,240
AdvanSix, Inc. (a)	19,585	396,205
AgroFresh Solutions, Inc. (a)	13,102	31,052
Air Products & Chemicals, Inc.	148,538	35,103,986
Albemarle Corp. U.S. (b)	71,273	4,659,829
American Vanguard Corp.	18,505	297,931
Amyris, Inc. (a)(b)	29,987	120,548
Ashland Global Holdings, Inc.	40,726	2,920,054
Axalta Coating Systems Ltd. (a)	139,442	3,969,914
Balchem Corp.	21,851	2,177,015
Cabot Corp.	38,865	1,826,266
Celanese Corp. Class A	83,187	10,445,792
CF Industries Holdings, Inc.	147,165	6,800,495
Chase Corp.	5,023	590,956
Core Molding Technologies, Inc. (a)	3,200	11,808
Corteva, Inc.	505,122	13,143,274
Dow, Inc.	500,948	26,735,595
DowDuPont, Inc.	502,495	32,566,701
Eastman Chemical Co.	92,013	7,211,059
Ecolab, Inc.	168,731	31,497,016
Element Solutions, Inc. (a)	152,020	1,777,114
Ferro Corp. (a)(b)	55,016	793,331
Flotek Industries, Inc. (a)	29,992	53,086
FMC Corp.	87,851	8,605,884
FutureFuel Corp.	19,502	218,812
GCP Applied Technologies, Inc. (a)	36,456	815,521
H.B. Fuller Co.	34,163	1,704,050
Hawkins, Inc.	6,082	251,308
Huntsman Corp.	137,440	3,108,893
Ingevity Corp. (a)	28,180	2,544,936
Innophos Holdings, Inc.	13,819	440,826
Innospec, Inc.	16,547	1,628,225
International Flavors & Fragrances, Inc. (b)	71,931	10,158,815
Intrepid Potash, Inc. (a)	67,792	154,566
Koppers Holdings, Inc. (a)	13,980	517,959
Kraton Performance Polymers, Inc. (a)	21,080	474,932
Kronos Worldwide, Inc. (b)	15,730	216,602
Linde PLC	364,416	75,146,223
Livent Corp. (a)	98,243	766,295
Loop Industries, Inc. (a)(b)	11,462	116,912
LSB Industries, Inc. (a)	15,618	61,847
LyondellBasell Industries NV Class A	173,758	16,079,565
Marrone Bio Innovations, Inc. (a)	9,771	10,553
Minerals Technologies, Inc.	23,692	1,279,368
NewMarket Corp.	5,040	2,489,609
Northern Technologies International Corp.	7,022	86,020
Olin Corp.	110,384	1,933,928
OMNOVA Solutions, Inc. (a)	31,629	320,085
PolyOne Corp.	51,768	1,632,245
PPG Industries, Inc.	159,078	20,495,610
PQ Group Holdings, Inc. (a)	25,067	397,563
Quaker Chemical Corp.	8,728	1,302,479
Rayonier Advanced Materials, Inc.	30,943	121,297
RPM International, Inc.	87,397	6,443,781
Sensient Technologies Corp.	28,526	1,805,411
Sherwin-Williams Co.	55,318	32,257,585
Stepan Co.	13,646	1,322,297
Taronis Technologies, Inc. (a)(b)	10,847	21,043
The Chemours Co. LLC	109,831	1,734,231
The Mosaic Co.	239,244	4,557,598
The Scotts Miracle-Gro Co. Class A	26,591	2,687,818
Trecora Resources (a)	12,623	97,197
Tredegar Corp.	17,181	369,907
Trinseo SA	27,505	1,044,915
Tronox Holdings PLC	64,552	747,512
Valhi, Inc.	21,358	41,435
Valvoline, Inc.	127,196	2,880,989
Venator Materials PLC (a)	32,002	118,087
W.R. Grace & Co.	37,843	2,529,048
Westlake Chemical Corp.	23,380	1,605,738
		396,591,787
Construction Materials - 0.1%
Eagle Materials, Inc.	28,313	2,605,645
Forterra, Inc. (a)	12,554	139,475
Martin Marietta Materials, Inc.	42,081	11,294,540
Summit Materials, Inc. (a)	75,566	1,803,760
Tecnoglass, Inc.	10,974	87,902
U.S. Concrete, Inc. (a)	11,011	450,680
United States Lime & Minerals, Inc.	1,184	121,798
Vulcan Materials Co.	89,104	12,641,184
		29,144,984
Containers & Packaging - 0.4%
Amcor PLC	1,096,135	11,246,345
Aptargroup, Inc.	43,287	4,853,338
Avery Dennison Corp.	56,693	7,391,066
Ball Corp.	223,789	14,783,501
Berry Global Group, Inc. (a)	89,006	4,155,690
Crown Holdings, Inc. (a)	91,185	6,920,942
Graphic Packaging Holding Co.	197,622	3,215,310
Greif, Inc.:
Class A	20,810	897,952
Class B	2,138	115,815
International Paper Co.	264,341	12,249,562
Myers Industries, Inc.	24,805	410,523
Owens-Illinois, Inc.	106,429	1,051,519
Packaging Corp. of America	63,599	7,116,728
Ranpak Holdings Corp. (A Shares) (a)	987	6,238
Sealed Air Corp.	104,352	3,937,201
Silgan Holdings, Inc.	52,783	1,626,244
Sonoco Products Co.	67,629	4,093,583
UFP Technologies, Inc. (a)	4,587	212,607
WestRock Co.	173,308	6,989,512
		91,273,676
Metals & Mining - 0.4%
AK Steel Holding Corp. (a)(b)	211,554	583,889
Alcoa Corp. (a)	124,715	2,537,950
Allegheny Technologies, Inc. (a)(b)	84,814	1,955,811
Ampco-Pittsburgh Corp. (a)	3,070	10,493
Carpenter Technology Corp.	32,077	1,686,288
Century Aluminum Co. (a)	32,414	228,519
Cleveland-Cliffs, Inc. (b)	180,386	1,441,284
Coeur d'Alene Mines Corp. (a)	163,205	1,070,625
Commercial Metals Co.	79,100	1,689,576
Compass Minerals International, Inc. (b)	23,256	1,285,359
Comstock Mining, Inc. (a)(b)	668	187
Freeport-McMoRan, Inc.	976,299	11,110,283
Friedman Industries	589	3,605
General Moly, Inc. (a)	17,839	4,638
Gold Resource Corp. (b)	48,979	218,446
Golden Minerals Co. (a)(b)	20,934	4,346
Haynes International, Inc.	8,497	312,010
Hecla Mining Co.	341,676	843,940
Kaiser Aluminum Corp.	10,886	1,192,888
Materion Corp.	14,206	836,165
Mayville Engineering Co., Inc.	6,102	57,054
McEwen Mining, Inc. (b)	198,701	224,532
Newmont Goldcorp Corp.	552,949	21,233,242
Nucor Corp.	203,984	11,496,538
Olympic Steel, Inc.	4,742	79,476
Paramount Gold Nevada Corp. (a)(b)	2,346	1,853
Ramaco Resources, Inc. (a)	1,114	3,810
Reliance Steel & Aluminum Co.	44,886	5,295,650
Royal Gold, Inc.	44,336	5,199,283
Ryerson Holding Corp. (a)	10,387	110,725
Schnitzer Steel Industries, Inc. Class A	17,942	386,650
Solitario Exploration & Royalty Corp. (a)	5,340	1,442
Steel Dynamics, Inc.	147,794	4,985,092
SunCoke Energy, Inc.	67,972	348,017
Synalloy Corp.	5,467	70,743
TimkenSteel Corp. (a)	26,515	154,317
U.S. Antimony Corp. (a)	7,358	3,032
United States Steel Corp. (b)	115,773	1,518,942
Universal Stainless & Alloy Products, Inc. (a)	4,924	68,197
Warrior Metropolitan Coal, Inc.	35,067	719,926
Worthington Industries, Inc.	25,107	961,598
		79,936,421
Paper & Forest Products - 0.1%
Boise Cascade Co.	27,200	1,031,424
Clearwater Paper Corp. (a)	10,560	231,158
Domtar Corp.	38,091	1,421,556
Louisiana-Pacific Corp.	82,893	2,458,606
Mercer International, Inc. (SBI)	29,156	365,325
Neenah, Inc.	11,912	866,955
P.H. Glatfelter Co.	29,633	528,949
Resolute Forest Products	57,944	232,355
Schweitzer-Mauduit International, Inc.	21,482	942,201
Verso Corp. (a)(b)	23,255	429,287
		8,507,816

TOTAL MATERIALS		605,454,684

REAL ESTATE - 4.0%
Equity Real Estate Investment Trusts (REITs) - 3.9%
Acadia Realty Trust (SBI)	56,175	1,509,984
Agree Realty Corp.	28,417	2,125,023
Alexander & Baldwin, Inc.	46,357	1,005,020
Alexanders, Inc.	1,426	465,389
Alexandria Real Estate Equities, Inc.	76,304	12,400,926
American Assets Trust, Inc.	32,149	1,528,042
American Campus Communities, Inc.	93,115	4,473,245
American Finance Trust, Inc.	72,328	1,069,731
American Homes 4 Rent Class A	171,497	4,580,685
American Tower Corp.	298,512	63,890,523
Americold Realty Trust	128,940	4,850,723
Apartment Investment & Management Co. Class A	100,075	5,381,033
Apple Hospitality (REIT), Inc.	138,908	2,258,644
Armada Hoffler Properties, Inc.	37,942	685,233
Ashford Hospitality Trust, Inc.	55,427	152,424
AvalonBay Communities, Inc.	94,020	20,158,828
Bluerock Residential Growth (REIT), Inc.	15,205	186,413
Boston Properties, Inc.	96,556	13,376,868
Braemar Hotels & Resorts, Inc.	18,772	184,153
Brandywine Realty Trust (SBI)	117,750	1,816,883
Brixmor Property Group, Inc.	199,302	4,372,686
BRT Realty Trust	16,949	311,184
Camden Property Trust (SBI)	65,375	7,292,581
CareTrust (REIT), Inc.	65,335	1,364,195
CatchMark Timber Trust, Inc.	36,441	432,555
CBL & Associates Properties, Inc.	119,746	172,434
Cedar Realty Trust, Inc.	57,036	152,286
Chatham Lodging Trust	33,592	614,734
CIM Commercial Trust Corp.	595	8,628
City Office REIT, Inc.	35,297	474,039
Clipper Realty, Inc.	10,967	98,155
Colony Capital, Inc.	336,002	1,639,690
Columbia Property Trust, Inc.	79,344	1,647,181
Community Healthcare Trust, Inc.	12,322	586,527
Condor Hospitality Trust, Inc.	1,704	18,829
CorEnergy Infrastructure Trust, Inc.	8,658	383,030
CorePoint Lodging, Inc.	26,437	267,278
CoreSite Realty Corp.	25,004	2,835,204
Corporate Office Properties Trust (SBI)	75,479	2,202,477
Corrections Corp. of America	82,580	1,251,087
Cousins Properties, Inc.	98,854	4,002,598
Crown Castle International Corp.	280,269	37,460,755
CubeSmart	129,703	4,000,041
CyrusOne, Inc.	76,262	4,751,123
DiamondRock Hospitality Co.	136,233	1,403,200
Digital Realty Trust, Inc.	140,355	16,975,937
Douglas Emmett, Inc.	111,206	4,900,848
Duke Realty Corp.	243,093	8,552,012
Easterly Government Properties, Inc.	47,384	1,102,152
EastGroup Properties, Inc.	25,183	3,429,673
Empire State Realty Trust, Inc.	99,233	1,385,293
EPR Properties	52,281	3,707,769
Equinix, Inc.	57,164	32,403,413
Equity Commonwealth	82,693	2,716,465
Equity Lifestyle Properties, Inc.	123,040	9,114,803
Equity Residential (SBI)	234,752	19,977,395
Essential Properties Realty Trust, Inc.	53,829	1,404,399
Essex Property Trust, Inc.	44,262	13,817,711
Extra Space Storage, Inc.	86,525	9,175,976
Farmland Partners, Inc.	20,151	134,407
Federal Realty Investment Trust (SBI)	46,789	6,179,423
First Industrial Realty Trust, Inc.	84,741	3,608,272
Four Corners Property Trust, Inc.	45,793	1,296,858
Franklin Street Properties Corp.	78,183	680,974
Front Yard Residential Corp. Class B	32,945	382,162
Gaming & Leisure Properties	137,723	5,811,911
Getty Realty Corp.	24,587	825,140
Gladstone Commercial Corp.	22,384	509,908
Gladstone Land Corp.	13,890	176,125
Global Medical REIT, Inc.	22,167	308,565
Global Net Lease, Inc.	57,750	1,177,523
Government Properties Income Trust	33,343	1,112,322
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	44,981	1,320,192
HCP, Inc.	331,240	11,553,651
Healthcare Realty Trust, Inc.	87,385	2,900,308
Healthcare Trust of America, Inc.	138,492	4,203,232
Hersha Hospitality Trust	26,952	382,179
Highwoods Properties, Inc. (SBI)	69,624	3,380,245
Hospitality Properties Trust (SBI)	110,342	2,569,865
Host Hotels & Resorts, Inc.	490,435	8,577,708
Hudson Pacific Properties, Inc.	104,186	3,729,859
Independence Realty Trust, Inc.	63,890	954,517
Industrial Logistics Properties Trust	43,680	945,235
Investors Real Estate Trust	8,054	622,735
Invitation Homes, Inc.	362,860	11,078,116
Iron Mountain, Inc.	193,452	6,213,678
iStar Financial, Inc. (b)	39,923	518,600
JBG SMITH Properties	80,119	3,195,146
Jernigan Capital, Inc.	14,824	259,124
Kilroy Realty Corp.	62,523	5,204,415
Kimco Realty Corp.	283,410	6,127,324
Kite Realty Group Trust	57,846	1,119,320
Lamar Advertising Co. Class A	57,882	4,829,095
Lexington Corporate Properties Trust	165,652	1,835,424
Liberty Property Trust (SBI)	105,721	6,514,528
Life Storage, Inc.	31,426	3,441,776
LTC Properties, Inc.	26,981	1,262,981
Mack-Cali Realty Corp.	61,090	1,306,715
Medical Properties Trust, Inc.	333,925	6,932,283
Mid-America Apartment Communities, Inc.	76,951	10,473,801
Monmouth Real Estate Investment Corp. Class A	65,202	999,547
National Health Investors, Inc.	29,773	2,411,315
National Retail Properties, Inc.	115,904	6,460,489
National Storage Affiliates Trust	41,168	1,379,128
New Senior Investment Group, Inc.	59,307	465,560
NexPoint Residential Trust, Inc.	14,770	706,745
Omega Healthcare Investors, Inc.	145,848	6,129,991
One Liberty Properties, Inc.	12,612	344,434
Outfront Media, Inc.	97,739	2,441,520
Paramount Group, Inc.	135,358	1,839,515
Park Hotels & Resorts, Inc.	160,228	3,789,392
Pebblebrook Hotel Trust	87,458	2,291,400
Pennsylvania Real Estate Investment Trust (SBI) (b)	40,528	233,441
Physicians Realty Trust	125,150	2,401,629
Piedmont Office Realty Trust, Inc. Class A	84,872	1,877,369
Plymouth Industrial REIT, Inc.	6,950	128,853
Postal Realty Trust, Inc.	4,907	77,825
Potlatch Corp.	45,423	1,972,721
Power (REIT) (a)	211	2,009
Preferred Apartment Communities, Inc. Class A	28,984	399,110
Prologis, Inc.	425,197	38,926,785
PS Business Parks, Inc.	13,594	2,400,564
Public Storage	101,206	21,322,080
QTS Realty Trust, Inc. Class A	37,828	2,007,532
Ramco-Gershenson Properties Trust (SBI)	53,606	792,297
Rayonier, Inc.	87,572	2,682,330
Realty Income Corp.	214,528	16,439,281
Regency Centers Corp.	112,750	7,333,260
Retail Opportunity Investments Corp.	77,553	1,414,567
Retail Properties America, Inc.	142,609	2,029,326
Retail Value, Inc.	10,312	366,179
Rexford Industrial Realty, Inc.	73,983	3,540,826
RLJ Lodging Trust	114,757	1,961,197
Ryman Hospitality Properties, Inc.	34,664	3,093,069
Sabra Health Care REIT, Inc.	127,330	2,836,912
Safety Income and Growth, Inc.	7,293	297,919
Saul Centers, Inc.	8,381	445,366
SBA Communications Corp. Class A	76,262	18,033,675
Senior Housing Properties Trust (SBI)	161,041	1,178,820
Seritage Growth Properties	22,747	961,743
Simon Property Group, Inc.	207,444	31,367,607
SITE Centers Corp.	100,444	1,455,434
SL Green Realty Corp.	55,353	4,723,271
Sotherly Hotels, Inc.	14,233	92,372
Spirit Realty Capital, Inc.	66,901	3,505,612
Stag Industrial, Inc.	84,607	2,621,971
Store Capital Corp.	141,836	5,774,144
Summit Hotel Properties, Inc.	73,479	890,565
Sun Communities, Inc.	61,052	10,055,875
Sunstone Hotel Investors, Inc.	153,338	2,146,732
Tanger Factory Outlet Centers, Inc. (b)	64,242	977,763
Taubman Centers, Inc.	40,825	1,325,996
Terreno Realty Corp.	44,235	2,553,244
The GEO Group, Inc.	83,687	1,159,902
The Macerich Co. (b)	75,106	2,022,605
UDR, Inc.	197,075	9,469,454
UMH Properties, Inc.	23,549	367,600
Uniti Group, Inc.	132,990	893,693
Universal Health Realty Income Trust (SBI)	8,576	1,022,259
Urban Edge Properties	76,620	1,588,333
Urstadt Biddle Properties, Inc. Class A	21,414	521,859
Ventas, Inc.	251,331	14,655,111
VEREIT, Inc.	709,580	6,925,501
VICI Properties, Inc.	309,842	7,662,393
Vornado Realty Trust	106,010	6,845,066
Washington Prime Group, Inc. (b)	123,156	512,329
Washington REIT (SBI)	54,046	1,679,209
Weingarten Realty Investors (SBI)	80,899	2,575,824
Welltower, Inc.	273,438	23,124,652
Weyerhaeuser Co.	501,509	14,799,531
Wheeler REIT, Inc. (a)(b)	1,996	3,812
Whitestone REIT Class B	25,018	351,253
WP Carey, Inc.	115,301	9,618,409
Xenia Hotels & Resorts, Inc.	75,854	1,597,485
		821,464,342
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)(b)	6,401	115,346
CBRE Group, Inc. (a)	225,745	12,871,980
Consolidated-Tomoka Land Co.	3,370	211,265
eXp World Holdings, Inc. (a)(b)	16,016	175,375
Forestar Group, Inc. (a)	10,680	217,872
FRP Holdings, Inc. (a)	4,574	228,243
Griffin Industrial Realty, Inc.	1,471	56,854
Howard Hughes Corp. (a)	28,974	3,199,019
Jones Lang LaSalle, Inc.	34,533	5,743,874
Kennedy-Wilson Holdings, Inc.	83,807	1,894,876
Marcus & Millichap, Inc. (a)	15,211	559,156
Maui Land & Pineapple, Inc. (a)	9,230	104,761
Newmark Group, Inc.	104,660	1,365,813
RE/MAX Holdings, Inc.	11,846	454,294
Realogy Holdings Corp. (b)	78,620	823,151
Redfin Corp. (a)(b)	55,552	1,071,043
Stratus Properties, Inc. (a)	6,955	198,913
Tejon Ranch Co. (a)	14,442	237,426
The RMR Group, Inc.	10,176	477,967
The St. Joe Co. (a)(b)	20,893	396,967
Transcontinental Realty Investors, Inc. (a)	4,238	145,957
Trinity Place Holdings, Inc. (a)(b)	22,659	69,790
		30,619,942

TOTAL REAL ESTATE		852,084,284

UTILITIES - 3.2%
Electric Utilities - 1.8%
Allete, Inc.	34,866	2,793,115
Alliant Energy Corp.	159,793	8,469,029
American Electric Power Co., Inc.	332,476	30,371,683
Avangrid, Inc.	39,292	1,907,234
Duke Energy Corp.	491,004	43,291,823
Edison International	241,349	16,677,216
El Paso Electric Co.	27,064	1,835,480
Entergy Corp.	133,621	15,552,148
Evergy, Inc.	158,222	10,010,706
Eversource Energy	217,763	17,995,934
Exelon Corp.	654,601	29,064,284
FirstEnergy Corp.	362,398	17,282,761
Genie Energy Ltd. Class B (b)	10,794	87,323
Hawaiian Electric Industries, Inc. (b)	74,324	3,245,729
IDACORP, Inc.	33,980	3,569,599
MGE Energy, Inc.	23,563	1,826,604
NextEra Energy, Inc.	329,455	77,033,168
OGE Energy Corp.	134,377	5,651,897
Otter Tail Corp.	27,704	1,361,929
Pinnacle West Capital Corp.	75,560	6,603,188
PNM Resources, Inc.	54,053	2,618,868
Portland General Electric Co.	60,171	3,340,092
PPL Corp.	486,066	16,540,826
Southern Co.	704,297	43,659,371
Spark Energy, Inc. Class A, (b)	7,247	79,934
Xcel Energy, Inc.	352,142	21,653,212
		382,523,153
Gas Utilities - 0.2%
Atmos Energy Corp.	79,073	8,457,648
Chesapeake Utilities Corp. (b)	11,420	1,040,819
National Fuel Gas Co.	57,919	2,607,513
New Jersey Resources Corp.	60,795	2,586,219
Northwest Natural Holding Co.	20,530	1,411,848
ONE Gas, Inc.	35,508	3,155,596
RGC Resources, Inc.	5,280	155,126
South Jersey Industries, Inc. (b)	63,566	1,985,802
Southwest Gas Holdings, Inc.	36,591	2,772,134
Spire, Inc.	34,126	2,642,035
UGI Corp.	140,381	6,113,593
		32,928,333
Independent Power and Renewable Electricity Producers - 0.2%
Clearway Energy, Inc.:
Class A	13,036	247,423
Class C	59,810	1,186,032
NRG Energy, Inc.	169,782	6,745,439
Ormat Technologies, Inc. (b)	34,530	2,653,631
Pattern Energy Group, Inc.	61,942	1,704,644
Sunnova Energy International, Inc.	10,550	108,454
Terraform Power, Inc.	53,045	822,728
The AES Corp.	446,729	8,447,645
Vistra Energy Corp.	304,259	8,071,991
		29,987,987
Multi-Utilities - 0.9%
Ameren Corp.	165,240	12,282,289
Avista Corp.	44,907	2,123,203
Black Hills Corp.	41,343	3,165,634
CenterPoint Energy, Inc.	338,276	8,308,059
CMS Energy Corp.	191,245	11,723,319
Consolidated Edison, Inc.	224,134	19,475,003
Dominion Energy, Inc.	554,450	46,080,340
DTE Energy Co.	123,304	15,405,602
MDU Resources Group, Inc.	134,288	3,899,724
NiSource, Inc.	251,135	6,642,521
NorthWestern Energy Corp.	34,053	2,437,173
Public Service Enterprise Group, Inc.	340,851	20,215,873
Sempra Energy	185,013	27,246,865
Unitil Corp.	11,453	699,091
WEC Energy Group, Inc.	213,072	18,888,833
		198,593,529
Water Utilities - 0.1%
American States Water Co.	24,682	2,105,128
American Water Works Co., Inc.	121,400	14,693,042
Aqua America, Inc.	145,086	6,422,957
AquaVenture Holdings Ltd. (a)	13,297	295,991
Artesian Resources Corp. Class A	10,501	390,637
Cadiz, Inc. (a)(b)	17,334	198,648
California Water Service Group	32,432	1,667,005
Global Water Resources, Inc.	10,101	136,060
Middlesex Water Co.	11,651	731,799
Pure Cycle Corp. (a)	12,801	158,988
SJW Corp.	17,965	1,272,281
York Water Co.	9,981	442,458
		28,514,994

TOTAL UTILITIES		672,547,996

TOTAL COMMON STOCKS
(Cost $19,716,071,051)		21,045,915,205
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.7% to 1.82% 12/19/19 to 3/19/20 (d)
(Cost $2,791,159)	2,800,000	2,792,527
	Shares	Value

Money Market Funds - 2.6%
Fidelity Cash Central Fund 1.61% (e)	116,853,933	$116,877,304
Fidelity Securities Lending Cash Central Fund 1.61% (e)(f)	438,124,057	438,167,869
TOTAL MONEY MARKET FUNDS
(Cost $555,045,173)		555,045,173
TOTAL INVESTMENT IN SECURITIES - 102.2%
(Cost $20,273,907,383)		21,603,752,905
NET OTHER ASSETS (LIABILITIES) - (2.2)%(g)		(474,220,501)
NET ASSETS - 100%		$21,129,532,404

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	108	Dec. 2019	$8,768,520	$639,177	$639,177
CME E-mini S&P 500 Index Contracts (United States)	382	Dec. 2019	60,044,670	3,844,675	3,844,675
CME E-mini S&P MidCap 400 Index Contracts (United States)	21	Dec. 2019	4,221,000	224,062	224,062
TOTAL FUTURES CONTRACTS					$4,707,914

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,792,527.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $3,439,601 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,230,196
Fidelity Securities Lending Cash Central Fund	1,789,502
Total	$3,019,698

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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